     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 1997


                                                    COMMISSION FILE NOS. 2-72671
                                                                        811-3199
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER
   THE SECURITIES ACT OF 1933                                [ ]
Pre-Effective Amendment No.  _                               [ ]

Post-Effective Amendment No. 25                              [X]
                              and
REGISTRATION STATEMENT UNDER
   THE INVESTMENT COMPANY ACT OF 1940                        [ ]

Amendment No. 38                                             [X]


                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        KEMPER INVESTORS LIFE INSURANCE
                                    COMPANY
                          (NAME OF INSURANCE COMPANY)

            1 Kemper Drive, Long Grove, Illinois                          60049
(Address of Insurance Company's Principal Executive Offices)           (Zip Code)
 Insurance Company's Telephone Number, including Area Code:          (847) 550-5500

                             Debra P. Rezabek, Esq.
                                 1 Kemper Drive
                           Long Grove, Illinois 60049
                    (Name and Address of Agent for Service)

                                   COPIES TO:

                               FRANK JULIAN, ESQ.
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

                                 1 KEMPER DRIVE

                           LONG GROVE, ILLINOIS 60049
                              JOAN E. BOROS, ESQ.
                             KATTEN MUCHIN & ZAVIS
                       1025 THOMAS JEFFERSON STREET, N.W.
                             WASHINGTON, D.C. 20007

     Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on May 1, 1997 pursuant to paragraph (b) of Rule 485

     [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(i) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(ii)
     [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     The Registrant has registered an indefinite number of securities pursuant to Section 24(f) of the 1940 Act. The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on February 27, 1997.

================================================================================

                             CROSS-REFERENCE SHEET
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                       REGISTRATION STATEMENT ON FORM N-4

  N-4 ITEM NO.                                                               LOCATION IN PROSPECTUS
  ------------                                                               ----------------------
  PART A
        Item  1.    Cover Page...................................  Cover Page
        Item  2.    Definitions..................................  Definitions
        Item  3.    Synopsis.....................................  Summary; Summary of Expenses;
                                                                   Example
        Item  4.    Condensed Financial Information..............  Condensed Financial Information
        Item  5.    General Description of Registrant, Depositor
                      and Portfolio Companies....................  KILICO and the Separate Account; Fixed
                                                                   Accumulation Options; Voting Rights
        Item  6.    Deductions and Expenses......................  Contract Charges and Expenses
        Item  7.    General Description of Variable
                      Annuity Contracts..........................  The Contracts
        Item  8.    Annuity Period...............................  The Annuity Period
        Item  9.    Death Benefit................................  The Annuity Period; The Accumulation
                                                                   Period
        Item 10.    Purchases and Contract Value.................  KILICO and the Separate Account; The
                                                                   Contracts
        Item 11.    Redemptions..................................  The Contracts
        Item 12.    Taxes........................................  Federal Income Taxes
        Item 13.    Legal Proceedings............................  Legal Proceedings
        Item 14.    Table of Contents of the Statement of
                      Additional Information.....................  Table of Contents
  PART B
        Item 15.    Cover Page...................................  Cover Page
        Item 16.    Table of Contents............................  Table of Contents
        Item 17.    General Information and History..............  Not Applicable
        Item 18.    Services.....................................  Services to the Separate Account
        Item 19.    Purchase of Securities Being Offered.........  Not Applicable
        Item 20.    Underwriters.................................  Services to the Separate Account
        Item 21.    Calculation of Performance Data..............  Performance Information of
                                                                   Subaccounts
        Item 22.    Annuity Payments.............................  Not Applicable
        Item 23.    Financial Statements.........................  Financial Statements
  PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                          SUPPLEMENT DATED MAY 1, 1997


                        PROSPECTUS DATED MAY 1, 1997 FOR


                  PERIODIC PAYMENT VARIABLE ANNUITY CONTRACTS



                              KEMPER ADVANTAGE III


                                   ISSUED BY


                    KEMPER INVESTORS LIFE INSURANCE COMPANY



Effective March 1, 1997, Kemper Investors Life Insurance Company ("KILICO") has revised or endorsed the Contracts that are issued as Individual Retirement Annuities (IRAs), Simplified Employee Pensions (SEPs) or Non-Qualified Plan Contracts (Non-Qualified). Contracts issued as IRAs, SEPs or Non-Qualified are being changed to provide for: 1) waiver of the Records Maintenance Charge for Contracts with a Contract Value equaling or exceeding $50,000; and 2) revision of the death benefit payable upon the death of the Owner or Annuitant (subject to state approval). These changes are described below with references to those parts of the Prospectus that are modified by this Supplement.



RECORDS MAINTENANCE CHARGE



The following sentence is added to the first paragraph under "1. Records Maintenance Charge" appearing on page 21 of the Prospectus:



     "For Contracts issued on or after March 1, 1997 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Plan Contracts, the Records Maintenance Charge will be waived for Contracts with a Contract Value equaling or exceeding $50,000 on the date of assessment."



DEATH BENEFIT



The following paragraph is added at the end of section "6. Death Benefit" appearing on page 20 of the Prospectus:



     "For Contracts issued on or after March 1, 1997 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Plan Contracts, subject to state approval, the death benefit will be determined as follows. If death occurs prior to the deceased's attainment of age 90, the death benefit will be the greater of (a) the total amount of Purchase Payments less Debt and less the aggregate amount of all previous partial withdrawals, (b) the Contract Value as of the day written proof of death is received by KILICO, less Debt or (c) the Greatest Anniversary Value immediately preceding the date of death, less Debt. For purposes of this paragraph, the Greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each contract anniversary prior to the deceased's attainment of age 81. The Anniversary Value is equal to the Contract Value on a contract anniversary, increased by the dollar amount of any Purchase Payments made since that anniversary and reduced by any withdrawals since that anniversary. If death occurs on or after the deceased's attainment of age 90, the death benefit will be the Contract Value as of the day written proof of death is received by KILICO, less Debt."

                            PROSPECTUS--MAY 1, 1997

--------------------------------------------------------------------------------

                                PERIODIC PAYMENT

                           VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                              KEMPER ADVANTAGE III

                                   ISSUED BY
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                               IN CONNECTION WITH
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
   HOME OFFICE: 1 KEMPER DRIVE, LONG GROVE, ILLINOIS 60049     (847) 550-5500

The types of Periodic Payment Deferred Variable Annuity Contracts ("Periodic Payment Contract" or "Contracts") offered by this Prospectus are issued by Kemper Investors Life Insurance Company ("KILICO") and are designed to provide annuity benefits under retirement plans which may or may not qualify for the Federal tax advantages available under Section 401, 403, 408 or 457 of the Internal Revenue Code of 1986, as amended.


Purchase payments for the Contracts may be allocated to one or more of the options under which Contract values accumulate on either a variable or fixed basis. These options consist of the twenty-six Subaccounts of the Separate Account and the Fixed Accumulation Option of the General Account. Each Subaccount invests in one of the Portfolios of the following funds: the Investors Fund Series (formerly Kemper Investors Fund) ("IFS"), the Janus Aspen Series ("Janus"), the Lexington Natural Resources Trust and Lexington Emerging Markets Fund ("Lexington"), and Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II ("Fidelity").



The Investors Fund Series currently consists of the following Portfolios: Money Market, Total Return, High Yield, Growth (formerly "Equity"), Government Securities, International, Small Cap Growth (formerly "Small Capitalization Equity"), Investment Grade Bond, Value, Small Cap Value, Value+Growth, Horizon 20+, Horizon 10+, and Horizon 5. Zurich Kemper Investments, Inc. (formerly named Kemper Financial Services, Inc.) ("ZKI"), is the investment manager of each IFS Portfolio other than the Value and Small Cap Value Portfolios. Dreman Value Advisors, Inc. ("DVA"), a wholly owned subsidiary of ZKI, is the investment manager of the Value and Small Cap Value Portfolios. DVA is also the sub-adviser for the Value+Growth, Horizon 20+, Horizon 10+, and Horizon 5 Portfolios. ZKI uses the services of Zurich Investment Management Limited ("ZIML"), an affiliate of ZKI, as a sub-adviser for the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, and Horizon Portfolios. Under the terms of the Sub-Advisory Agreement between ZIML and ZKI for these Portfolios, ZIML renders investment advisory and management services with regard to that portion of a Portfolio's assets as may be allocated by ZKI to ZIML from time to time for management of foreign securities. The following Portfolios of the Janus Aspen Series are managed by Janus Capital Corporation and are available under the Contracts: Growth, Aggressive Growth, Worldwide Growth, Balanced and Short-Term Bond. Lexington Natural Resources Trust and Lexington Emerging Markets Fund each currently consist of only one Portfolio and are managed by Lexington Management Corporation. The following Portfolios of the Fidelity Variable Insurance Products Fund are managed by Fidelity Management & Research Company ("FMR") and are available under the
Contracts: Equity-Income and Growth. The following Portfolios of the Fidelity Variable Insurance Products Fund II are managed by FMR and are available under the Contracts: Asset Manager, Index 500 and Contrafund.


Subaccounts and Portfolios may be added in the future. Contract values allocated to any of the Subaccounts will vary to reflect the investment objectives and the attendant risks of the Funds. Contract values allocated to the Fixed Accumulation Option will accumulate on a fixed basis.


This Prospectus is designed to provide you with certain essential information that you should know before investing. A Statement of Additional Information dated May 1, 1997 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A Statement of Additional Information is available upon request from KILICO by writing or calling the address or telephone number listed above. A table of contents for the Statement of Additional Information is on page 35 of this Prospectus.



THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS FOR THE INVESTORS FUND SERIES, JANUS ASPEN SERIES, LEXINGTON NATURAL RESOURCES TRUST, LEXINGTON EMERGING MARKETS FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND AND FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


THE CONTRACTS ARE NOT INSURED BY THE FDIC. THEY ARE OBLIGATIONS OF THE ISSUING INSURANCE COMPANY AND ARE NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK OR SAVINGS INSTITUTION AND ARE SUBJECT TO RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
================================================================================


                                                               PAGE
                                                               ----
DEFINITIONS.................................................      1
SUMMARY.....................................................      2
SUMMARY OF EXPENSES.........................................      4
CONDENSED FINANCIAL INFORMATION.............................      6
KILICO, THE SEPARATE ACCOUNT AND THE FUND...................     11
FIXED ACCUMULATION OPTION...................................     16
THE CONTRACTS...............................................     17
CONTRACT CHARGES AND EXPENSES...............................     21
THE ANNUITY PERIOD..........................................     23
FEDERAL TAX MATTERS.........................................     26
DISTRIBUTION OF CONTRACTS...................................     32
VOTING RIGHTS...............................................     32
REPORTS TO CONTRACT OWNERS AND INQUIRIES....................     32
DOLLAR COST AVERAGING.......................................     33
SYSTEMATIC WITHDRAWAL PLAN..................................     33
PROVISIONS OF PRIOR CONTRACTS...............................     34
LEGAL PROCEEDINGS...........................................     35
TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION......     35
APPENDIX....................................................     36

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

     ACCUMULATION PERIOD--The period between the Date of Issue of a Contract and the Annuity Date.

     ACCUMULATION UNIT--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

     ANNUITANT--The person designated to receive or who is actually receiving annuity payments and upon the continuation of whose life annuity payments involving life contingencies depend.

     ANNUITY DATE--The date on which annuity payments are to commence.

     ANNUITY OPTION--One of several forms in which annuity payments can be made.

     ANNUITY PERIOD--The period starting on the Annuity Date.

     ANNUITY UNIT--A unit of measurement used to determine the amount of Variable Annuity payments.

     BENEFICIARY--The person designated to receive any benefits under a Contract upon the death of the Annuitant or the Owner prior to the Annuity Period.

     CONTRACT--A Variable Annuity Contract offered by this Prospectus. With respect to a Contract issued on a group basis, the certificate issued to an individual shall be deemed for the purposes of this Prospectus to be a Contract.

     CONTRACT OWNER OR OWNER--The person designated in the Contract as having the privileges of ownership defined in the Contract.

     CONTRACT VALUE--The sum of the values of the Owner's Contract interest in the Subaccount(s) of the Separate Account and the General Account.

     CONTRACT YEAR--Period between anniversaries of the Date of Issue of a Contract, or with respect to a Contract issued on a group basis, the period between anniversaries of the date of issue of a certificate.

     CONTRACT QUARTER--Periods between quarterly anniversaries of the Date of Issue of the Contract, or with respect to a Contract issued on a group basis, the period between quarterly anniversaries of the date of issue of a certificate.

     CONTRIBUTION YEAR--Each Contract Year in which a Purchase Payment is made and each succeeding year measured from the end of the Contract Year during which such Purchase Payment was made. For example, if a Contract Owner makes an initial payment of $15,000 and then makes a subsequent payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the subsequent $10,000 payment.

     DATE OF ISSUE--The date on which the first Contract Year commences.

     DEBT--The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest. Requests for loans must be made in writing to KILICO.

     FIXED ANNUITY--An annuity under which the amount of each annuity payment does not vary with the investment experience of a Subaccount and is guaranteed by KILICO.


     FUND OR FUNDS--Investors Fund Series (formerly Kemper Investors Fund), Janus Aspen Series, Lexington Natural Resources Trust, Lexington Emerging Markets Fund, Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II including any Portfolios thereunder.


     GENERAL ACCOUNT--All the assets of KILICO other than those allocated to any Separate Account. KILICO guarantees a minimum rate of interest on Purchase Payments allocated to the General Account.

     GENERAL ACCOUNT CONTRACT VALUE--The value of the Owner's Contract interest in the General Account.

     KILICO--Kemper Investors Life Insurance Company, whose Home Office is at 1 Kemper Drive, Long Grove, Illinois 60049.

     NON-QUALIFIED PLAN CONTRACT--A Contract issued in connection with a retirement plan which does not receive favorable tax treatment under
     Section 401, 403, 408 or 457 of the Internal Revenue Code.

     PORTFOLIO--A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to herein as a Fund.

     PURCHASE PAYMENTS--Amounts paid to KILICO by or on behalf of a Contract Owner.

     QUALIFIED PLAN CONTRACT--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408 or 457 of the Internal Revenue Code.

     SEPARATE ACCOUNT--A unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940 known as the KILICO Variable Annuity Separate Account.

     SEPARATE ACCOUNT CONTRACT VALUE--The sum of the Owner's Contract interest in the Subaccount(s).

     SUBACCOUNTS--The twenty-six subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Portfolios.

     SUBACCOUNT VALUE--The value of the Owner's Contract interest in each Subaccount.

     UNITHOLDER--The person holding the voting rights with respect to an Accumulation or Annuity Unit.

     VALUATION DATE--Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required. (See "Accumulation Unit Value.")

     VALUATION PERIOD--The interval of time between two consecutive Valuation Dates.

     VARIABLE ANNUITY--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which the Owner's Contract has an interest.

     WITHDRAWAL CHARGE--The "contingent deferred sales charge" assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitization of Accumulation Units in their first six Contribution Years.

     WITHDRAWAL VALUE--Contract Value less Debt, and any premium tax payable if the Contract is being annuitized, minus any Withdrawal Charge applicable to that Contract.

                                    SUMMARY

The Contracts described in the Prospectus provide a way to invest on a tax-deferred basis and to receive annuity benefits in accordance with the annuity option selected and the retirement plan under which the Contract has been purchased. The Prospectus offers both Non-Qualified Plan and Qualified Plan Contracts. KILICO makes several underlying investment options, including twenty-six variable Subaccounts and a Fixed Accumulation Option, available for the Contract Owner to pursue his or her investment objectives.


The minimum initial Purchase Payment for a Non-Qualified Plan Contract is $2,500 and the minimum subsequent payment is $500. The minimum Purchase Payment for a Qualified Plan Contract is $50. However, so long as annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, a periodic payment for a Qualified Plan Contract under $50 will be accepted. For a Non-Qualified Plan Contract a minimum of $500 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Plan Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, another such investment option may be selected. The maximum Purchase Payment for a Qualified Plan Contract is the maximum permitted under the plan pursuant to which the Contract is issued. (See "The Contracts," page 17.)



KILICO provides for variable accumulations and benefits under the Contracts by crediting purchase payments to one or more Subaccounts of the Separate Account as selected by the Contract Owner. Each Subaccount invests in one of the following corresponding Portfolios: IFS Money Market, IFS Total Return, IFS High Yield, IFS Growth, IFS Government Securities, IFS International, IFS Small Cap Growth, IFS Investment Grade Bond, IFS Value, IFS Small Cap Value, IFS Value+Growth, IFS Horizon 20+, IFS Horizon 10+ and IFS Horizon 5; Janus Growth, Janus Aggressive Growth, Janus Worldwide Growth, Janus Balanced and Janus Short-Term Bond; Lexington Natural Resources Trust; Lexington Emerging Markets Fund; Fidelity Equity-Income, Fidelity Growth; Fidelity Asset Manager, Fidelity Index 500, and Fidelity Contrafund. (See "The Funds" page 11.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds selected by the Contract Owner.



KILICO also provides for fixed accumulations and benefits under the Contracts in the Fixed Accumulation Option of the General Account. Any portion of the purchase payment allocated to the Fixed Accumulation Option is credited with interest daily at a rate periodically declared by KILICO in its sole discretion, but not less than 3%. (See "Fixed Accumulation Option," page 16.)


The investment risk under the Contracts is borne by the Contract Owner, except to the extent that Contract Values are allocated to the Fixed Accumulation Option and are guaranteed to earn at least 3% interest.

Transfers between Subaccounts are permitted before and after annuitization, if allowed by the applicable retirement plan and subject to certain limitations. Restrictions apply to transfers out of the Fixed Accumulation Option. (See "Transfer During Accumulation Period" and "Transfer During Annuity Period," pages 18 and 25, respectively.)



No sales charge is deducted from any Purchase Payment. A Contract Owner may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If the Contract Owner withdraws an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge ("Withdrawal Charge"). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. (See "Withdrawal Charge," page 22.) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under "Withdrawal Charge." However, in no event shall the aggregate Withdrawal Charges assessed against a Contract exceed 7.25% of the aggregate Purchase Payments made under the Contract. Please note that adverse tax consequences may occur with respect to certain withdrawals. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Tax Matters", page 26.)



KILICO makes charges under the Contract for assuming the mortality and expense risk and administrative expenses under the Contract, for records maintenance, and for any applicable premium taxes. (See "Charges Against the Separate Account," page 21.) In addition, ZKI, DVA, Janus, Lexington, or FMR deduct varying charges against the assets of the Funds for which they provide investment advisory services. (See the Funds' Prospectuses for such information.)



The Contracts may be purchased in connection with retirement plans which qualify either under Section 401 or 403(b) of the Internal Revenue Code of 1986, as amended (the "Code") or as individual retirement account plans established under
Section 408 of the Code. The Contracts are also available in connection with state and municipal deferred compensation plans and other entities qualified under Section 457 of the Code and under other deferred compensation arrangements, and are also offered under other retirement plans which may not qualify for similar tax advantages. (See "Taxation of Annuities in General," page 26 and "Qualified Plans," page 29.)



A Contract Owner has the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to KILICO. Upon receipt by KILICO, the Contract will be cancelled and a refund will be made. The amount of the refund will depend on the state in which the Contract is issued; however, it generally will be an amount at least equal to the Contract Value. (See "The Contracts," page 17.)

--------------------------------------------------------------------------------
                              SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
 CONTRACT OWNER TRANSACTION EXPENSES


  Sales Load Imposed on Purchases (as a percentage of purchase payments).................................................  None
  Contingent Deferred Sales Load (as a percentage of amount
    surrendered)(1)
                                                Year of
                                                Withdrawal
                                                After Purchase
                                                First year....    6%
                                                Second year...    5%
                                                Third year....    4%
                                                Fourth year...    3%
                                                Fifth year....    2%
                                                Sixth year....    1%
                                                Seventh year
                                                and
                                                following.....    0%
  Surrender Fees..............................................  None
  Exchange Fee................................................  None
  ANNUAL CONTRACT FEE (Records Maintenance Charge)............   $36


                        FUND ANNUAL EXPENSES

                        (as percentage of each Portfolio's average net assets, in some cases after expense waiver or reimbursement, for the period ended December 31, 1996)


                                                          IFS      IFS                              IFS
                                                         MONEY    TOTAL       IFS        IFS     GOVERNMENT        IFS
                                                         MARKET   RETURN   HIGH YIELD   GROWTH   SECURITIES   INTERNATIONAL
                                                         ------   ------   ----------   ------   ----------   -------------
                                  Management Fees.......   .50%    .55%       .60%       .60%       .55%           .75%
                                  Other Expenses........   .10     .04        .05        .04        .11            .21
                                                           ---     ---         --        ---         --             --
                                  Total Portfolio Annual
                                   Expenses.............   .60%    .59%       .65%       .64%       .66%           .96%
                                                           ===     ===         ==        ===         ==             ==

                                                             IFS           IFS                       IFS           IFS        IFS
                                                          SMALL CAP    INVESTMENT       IFS         SMALL        VALUE+     HORIZON
                                                           GROWTH     GRADE BOND(2)   VALUE(2)   CAP VALUE(2)   GROWTH(2)   20+(2)
                                                          ---------   -------------   --------   ------------   ---------   -------
                                  Management Fees.......     .65%          .60%         .75%         .75%          .75%       .60%
                                  Other Expenses........     .10           .25          .20          .20           .20        .25
                                                              --            --           --           --            --        ---
                                  Total Portfolio Annual
                                   Expenses.............     .75%          .85%         .95%         .95%          .95%       .85%
                                                              ==            ==           ==           ==            ==        ===

                                                            IFS       IFS
                                                          HORIZON   HORIZON
                                                          10+(2)     5(2)
                                                          -------   -------
                                  Management Fees.......    .60%      .60%
                                  Other Expenses........    .20       .30
                                                            ---       ---
                                  Total Portfolio Annual
                                   Expenses.............    .80%      .90%
                                                            ===       ===


          Separate Account Annual Expenses
  (as a percentage of average daily account value)
  Mortality and Expense
    Risk...........................           1.00%
  Administration...................            .30%
  Account Fees and Expenses........              0%
  Total Separate Account
    Annual Expenses................           1.30%

                        FUND ANNUAL EXPENSES

                        (as percentage of each Portfolio's average net assets, in some cases after expense waiver or reimbursement, for the period ended December 31, 1996)


                                                                                    JANUS        JANUS                     JANUS
                                                                        JANUS     AGGRESSIVE   WORLDWIDE      JANUS      SHORT-TERM
                                                                      GROWTH(3)   GROWTH(3)    GROWTH(3)   BALANCED(3)    BOND(3)
                                                                      ---------   ----------   ---------   -----------   ----------
                                  Management Fees...................     .65%         .72%        .66%         .79%         .47%
                                  Other Expenses....................     .04          .04         .14          .15          .19
                                                                          --           --          --           --           --
                                  Total Portfolio Annual Expenses...     .69%         .76%        .80%         .94%         .66%
                                                                          ==           ==          ==           ==           ==

                                                                      LEXINGTON   LEXINGTON                             FIDELITY
                                                                       NATURAL     EMERGING    FIDELITY    FIDELITY      ASSET
                                                                      RESOURCES   MARKETS(4)   EQUITY(5)   GROWTH(5)   MANAGER(5)
                                                                      ---------   ----------   ---------   ---------   ----------
                                  Management Fees...................    1.00%         .85%        .51%        .61%        .64%
                                  Other Expenses....................     .42          .79         .07         .08         .10
                                                                          --           --          --          --          --
                                  Total Portfolio Annual Expenses...    1.42%        1.64%        .58%        .69%        .74%
                                                                          ==           ==          ==          ==          ==

                                                                      FIDELITY   FIDELITY
                                                                       INDEX      CONTRA
                                                                       500(6)    FUND(5)
                                                                      --------   --------
                                  Management Fees...................    .13%       .61%
                                  Other Expenses....................    .15        .13
                                                                         --         --
                                  Total Portfolio Annual Expenses...    .28%       .74%
                                                                         ==         ==


--------------------------------------------------------------------------------

(1) A Contract Owner may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. Under certain circumstances the contingent deferred sales charge may be reduced or waived, including when certain annuity options are selected.



(2) The Other Expenses are estimates for the current year.



(3) The expense figures shown are net of certain fee waivers or reductions from Janus Capital Corporation. Without such waivers, the Management Fee, Other Expenses and Total Portfolio Annual Expenses for the Portfolios for the fiscal year ended December 31, 1996 would have been .79%, .04% and .83%, respectively, for the Growth and Aggressive Growth Portfolios; .77%, .14% and .91%, respectively, for the Worldwide Growth Portfolio; .92%, .15% and 1.07%, respectively, for the Balanced Portfolio; and .65%, .19% and .84%, respectively, for the Short-Term Bond Portfolio. See the prospectus and Statement of Additional Information of Janus Aspen Series for a description of these waivers.



(4) For the period May 1, 1996 through April 30, 1997, the adviser voluntarily limited management and operating expenses to a maximum of 1.75%. Beginning May 1, 1997, the adviser will no longer reimburse the Fund to the extent that management and operating expenses exceed 1.75%.



(5) A portion of the brokerage commissions that certain funds pay was used to reduce funds' expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the Total Portfolio Annual Expenses for the Portfolios for the fiscal year ended December 31, 1996 would have been .56% for the Equity-Income Portfolio, .67% for the Growth Portfolio, .73% for the Asset Manager Portfolio and .71% for the Contrafund Portfolio.



(6) FMR agreed to reimburse a portion of the Index 500 Portfolio's expenses during this period. Without this reimbursement, the Management Fee, Other Expenses and Total Portfolio Annual Expenses for the Portfolio for the fiscal year ended December 31, 1996 would have been .28%, .15% and .43%, respectively, on an annualized basis.

                                    EXAMPLE


                                                                       SUBACCOUNT          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                       ----------          ------   -------   -------   --------
If you surrender your contract at the end of the applicable
time period:   You would pay the following expenses on a
               $1,000 investment, assuming 5% annual return
               on assets:
                                                              IFS Money Market               83       109       136       242
                                                              IFS Total Return               83       109       135       241
                                                              IFS High Yield                 83       111       138       247
                                                              IFS Growth                     83       110       138       246
                                                              IFS Government Securities      84       111       139       248
                                                              IFS International              86       120       154       279
                                                              IFS Small Cap Growth           84       114       143       258
                                                              IFS Investment Grade Bond      85       117        --        --
                                                              IFS Value                      86       119        --        --
                                                              IFS Small Cap Value            86       119        --        --
                                                              IFS Value+Growth               86       119        --        --
                                                              IFS Horizon 20+                85       117        --        --
                                                              IFS Horizon 10+                85       115        --        --
                                                              IFS Horizon 5                  86       118        --        --
                                                              Janus Growth                   84       112       140       252
                                                              Janus Aggressive Growth        85       114       144       259
                                                              Janus Worldwide Growth         85       115       146       263
                                                              Janus Balanced                 86       119       153       277
                                                              Janus Short-Term Bond          84       111       139       248
                                                              Lexington Natural Resources    91       133       177       325
                                                              Lexington Emerging Markets     93       140       187       346
                                                              Fidelity Equity--Income        83       109       135       240
                                                              Fidelity Growth                84       112       140       252
                                                              Fidelity Asset Manager         84       113       143       257
                                                              Fidelity Index 500             80       100       119       208
                                                              Fidelity Contra                84       113       143       257
If you do not surrender your contract: You would pay the
  following expenses on a $1,000 investment, assuming 5%
  annual return on assets:
                                                              IFS Money Market               21        66       113       242
                                                              IFS Total Return               21        65       112       241
                                                              IFS High Yield                 22        67       115       247
                                                              IFS Growth                     22        67       115       246
                                                              IFS Government Securities      22        67       116       248
                                                              IFS International              25        77       131       279
                                                              IFS Small Cap Growth           23        70       120       258
                                                              IFS Investment Grade Bond      24        73        --        --
                                                              IFS Value                      25        76        --        --
                                                              IFS Small Cap Value            25        76        --        --
                                                              IFS Value+Growth               25        76        --        --
                                                              IFS Horizon 20+                24        73        --        --
                                                              IFS Horizon 10+                23        72        --        --
                                                              IFS Horizon 5                  24        75        --        --
                                                              Janus Growth                   22        68       117       252
                                                              Janus Aggressive Growth        23        71       121       259
                                                              Janus Worldwide Growth         23        72       123       263
                                                              Janus Balanced                 25        76       130       277
                                                              Janus Short-Term Bond          22        67       116       248
                                                              Lexington Natural Resources    30        91       154       325
                                                              Lexington Emerging Markets     32        97       165       346
                                                              Fidelity Equity--Income        21        65       111       240
                                                              Fidelity Growth                22        68       117       252
                                                              Fidelity Asset Manager         23        70       120       257
                                                              Fidelity Index 500             18        56        96       208
                                                              Fidelity Contra                23        70       120       257



The purpose of the preceding table which includes the "SUMMARY OF EXPENSES" on the prior page, is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner in a Subaccount will bear directly or indirectly. The table reflects expenses of both the Separate Account and the Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES AND DOES NOT INCLUDE THE DEDUCTION OF STATE PREMIUM TAXES, WHICH MAY BE ASSESSED BEFORE OR UPON ANNUITIZATION. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Janus Portfolios, Lexington Portfolios and Fidelity Portfolios have been provided by Janus Capital Corporation, Lexington Management Corporation and Fidelity Management & Research Corporation, respectively, and have not been independently verified. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge, it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected in the Example by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. See "Contract Charges and Expenses" for more information regarding the various costs and expenses.

                        CONDENSED FINANCIAL INFORMATION

The following condensed financial information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information.

Selected data for the last ten years for accumulation units outstanding as of the year ended December 31st for each period:

                                                             FLEXIBLE PAYMENT CONTRACTS
                                                    ---------------------------------------------
                                                     1996+    1995****   1994***   1993    1992**
                                                     -----    --------   -------   ----    ------
TAX QUALIFIED
Accumulation unit value at beginning of period
IFS Money Market Subaccount.......................  $ 2.208    2.111      2.051    2.014   1.966
IFS Total Return Subaccount.......................    4.735    3.796      4.236    3.816   3.790
IFS High Yield Subaccount.........................    5.082    4.372      4.517    3.802   3.261
IFS Growth Subaccount.............................    4.404    3.345      3.520    3.102   3.025
IFS Government Securities Subaccount*.............    1.575    1.337      1.388    1.317   1.256
IFS International Subaccount**....................    1.379    1.234      1.293     .983   1.000
IFS Small Cap Growth Subaccount***................    1.330    1.033
IFS Investment Grade Bond Subaccount+.............       --
IFS Value Subaccount+.............................       --
IFS Small Cap Value Subaccount+...................       --
IFS Value+Growth Subaccount+......................       --
IFS Horizon 20+ Subaccount+.......................       --
IFS Horizon 10+ Subaccount+.......................       --
IFS Horizon 5 Subaccount+.........................       --
Janus Growth****..................................   13.662       --
Janus Aggressive Growth****.......................   17.132       --
Janus Worldwide Growth****........................   15.315       --
Janus Balanced****................................   13.092       --
Janus Short-Term Bond****.........................   10.201       --
Lexington Natural Resources****...................   11.315       --
Lexington Emerging Markets****....................    9.445       --
Fidelity VIP Equity-- Income Subaccount+..........       --
Fidelity VIP Growth Subaccount+...................       --
Fidelity VIP II Asset Manager Subaccount+.........       --
Fidelity VIP II Index 500 Subaccount+.............       --
Fidelity VIP II Contrafund Subaccount+............       --
Accumulation unit value at end of period
IFS Money Market Subaccount.......................  $ 2.297    2.208      2.111    2.051   2.014
IFS Total Return Subaccount.......................    5.473    4.735      3.796    4.236   3.816
IFS High Yield Subaccount.........................    5.738    5.082      4.372    4.517   3.802
IFS Growth Subaccount.............................    5.303    4.404      3.345    3.520   3.102

                                                            FLEXIBLE PAYMENT CONTRACTS
                                                    ------------------------------------------
                                                     1991     1990    1989*     1988     1987
                                                     ----     ----    -----     ----     ----
TAX QUALIFIED
Accumulation unit value at beginning of period
IFS Money Market Subaccount.......................   1.875    1.751    1.621    1.523    1.443
IFS Total Return Subaccount.......................   2.776    2.669    2.174    1.960    1.967
IFS High Yield Subaccount.........................   2.169    2.591    2.651    2.311    2.204
IFS Growth Subaccount.............................   1.916    1.923    1.515    1.524    1.513
IFS Government Securities Subaccount*.............   1.101    1.013
IFS International Subaccount**....................
IFS Small Cap Growth Subaccount***................
IFS Investment Grade Bond Subaccount+.............
IFS Value Subaccount+.............................
IFS Small Cap Value Subaccount+...................
IFS Value+Growth Subaccount+......................
IFS Horizon 20+ Subaccount+.......................
IFS Horizon 10+ Subaccount+.......................
IFS Horizon 5 Subaccount+.........................
Janus Growth****..................................
Janus Aggressive Growth****.......................
Janus Worldwide Growth****........................
Janus Balanced****................................
Janus Short-Term Bond****.........................
Lexington Natural Resources****...................
Lexington Emerging Markets****....................
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
Accumulation unit value at end of period
IFS Money Market Subaccount.......................   1.966    1.875    1.751    1.621    1.523
IFS Total Return Subaccount.......................   3.790    2.776    2.669    2.174    1.960
IFS High Yield Subaccount.........................   3.261    2.169    2.591    2.651    2.311
IFS Growth Subaccount.............................   3.025    1.916    1.923    1.515    1.524

                                                              PERIODIC PAYMENT CONTRACTS
                                                    ----------------------------------------------
                                                    1996+    1995****   1994***    1993     1992**
                                                    -----    --------   -------    ----     ------
TAX QUALIFIED
Accumulation unit value at beginning of period
IFS Money Market Subaccount.......................   2.120     2.033     1.981      1.950   1.910
IFS Total Return Subaccount.......................   4.546     3.656     4.092      3.696   3.682
IFS High Yield Subaccount.........................   4.879     4.210     4.363      3.683   3.168
IFS Growth Subaccount.............................   4.250     3.238     3.417      3.020   2.954
IFS Government Securities Subaccount*.............   1.547     1.317     1.371      1.305   1.248
IFS International Subaccount**....................   1.363     1.223     1.285       .980   1.000
IFS Small Cap Growth Subaccount***................   1.323     1.031
IFS Investment Grade Bond Subaccount+.............      --
IFS Value Subaccount+.............................      --
IFS Small Cap Value Subaccount+...................      --
IFS Value+Growth Subaccount+......................      --
IFS Horizon 20+ Subaccount+.......................      --
IFS Horizon 10+ Subaccount+.......................      --
IFS Horizon 5 Subaccount+.........................      --
Janus Growth****..................................  13.650        --
Janus Aggressive Growth****.......................  17.117        --
Janus Worldwide Growth****........................  15.302        --
Janus Balanced****................................  13.081        --
Janus Short-Term Bond****.........................  10.192        --
Lexington Natural Resources****...................  11.305        --
Lexington Emerging Markets****....................   9.436        --
Fidelity VIP Equity-- Income Subaccount+..........      --
Fidelity VIP Growth Subaccount+...................      --
Fidelity VIP II Asset Manager Subaccount+.........      --
Fidelity VIP II Index 500 Subaccount+.............      --
Fidelity VIP II Contrafund Subaccount+............      --
Accumulation unit value at end of period
IFS Money Market Subaccount.......................   2.199     2.120     2.033      1.981   1.950
IFS Total Return Subaccount.......................   5.239     4.546     3.656      4.092   3.696
IFS High Yield Subaccount.........................   5.493     4.879     4.210      4.363   3.683
IFS Growth Subaccount.............................   5.102     4.250     3.238      3.417   3.020

                                                            PERIODIC PAYMENT CONTRACTS
                                                    ------------------------------------------
                                                     1991     1990    1989*     1988     1987
                                                     ----     ----    -----     ----     ----
TAX QUALIFIED
Accumulation unit value at beginning of period
IFS Money Market Subaccount.......................   1.827    1.712    1.589    1.498    1.423
IFS Total Return Subaccount.......................   2.705    2.609    2.131    1.927    1.940
IFS High Yield Subaccount.........................   2.114    2.533    2.599    2.272    2.174
IFS Growth Subaccount.............................   1.876    1.889    1.492    1.506    1.500
IFS Government Securities Subaccount*.............   1.097    1.012
IFS International Subaccount**....................
IFS Small Cap Growth Subaccount***................
IFS Investment Grade Bond Subaccount+.............
IFS Value Subaccount+.............................
IFS Small Cap Value Subaccount+...................
IFS Value+Growth Subaccount+......................
IFS Horizon 20+ Subaccount+.......................
IFS Horizon 10+ Subaccount+.......................
IFS Horizon 5 Subaccount+.........................
Janus Growth****..................................
Janus Aggressive Growth****.......................
Janus Worldwide Growth****........................
Janus Balanced****................................
Janus Short-Term Bond****.........................
Lexington Natural Resources****...................
Lexington Emerging Markets****....................
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
Accumulation unit value at end of period
IFS Money Market Subaccount.......................   1.910    1.827    1.712    1.589    1.498
IFS Total Return Subaccount.......................   3.682    2.705    2.609    2.131    1.927
IFS High Yield Subaccount.........................   3.168    2.114    2.533    2.599    2.272
IFS Growth Subaccount.............................   2.954    1.876    1.889    1.492    1.506


           (CONTINUED ON NEXT PAGE)

                          FLEXIBLE PAYMENT CONTRACTS
                          --------------------------

                                                        1996      1995         1994       1993       1992
                                                        ----      ----         ----       ----       ----
IFS Government Securities Subaccount*.............  $   1.599      1.575       1.337       1.388      1.317
IFS International Subaccount**....................      1.590      1.379       1.234       1.293       .983
IFS Small Cap Growth Subaccount***................      1.686      1.330       1.033
IFS Investment Grade Bond Subaccount+.............      1.029
IFS Value Subaccount+.............................      1.166
IFS Small Cap Value Subaccount+...................      1.012
IFS Value+Growth Subaccount+......................      1.138
IFS Horizon 20+ Subaccount+.......................      1.146
IFS Horizon 10+ Subaccount+.......................      1.106
IFS Horizon 5 Subaccount+.........................      1.089
Janus Growth****..................................     16.021     13.662
Janus Aggressive Growth****.......................     18.309     17.132
Janus Worldwide Growth****........................     19.565     15.315
Janus Balanced****................................     15.059     13.092
Janus Short-Term Bond****.........................     10.501     10.201
Lexington Natural Resources****...................     14.211     11.315
Lexington Emerging Markets****....................     10.048      9.445
Fidelity VIP Equity-- Income Subaccount+..........     20.891
Fidelity VIP Growth Subaccount+...................     30.933
Fidelity VIP II Asset Manager Subaccount+.........     16.818
Fidelity VIP II Index 500 Subaccount+.............     88.539
Fidelity VIP II Contrafund Subaccount+............     16.450
Number of accumulation units outstanding at end of
 period (000's omitted)

                          FLEXIBLE PAYMENT CONTRACTS
                          --------------------------
                                                        1996      1995        1994        1993       1992
                                                        ----      ----         ----       ----       ----
                                                                                             >
IFS Money Market Subaccount.......................  $     770        591         733         844      1,081
IFS Total Return Subaccount.......................        990      1,067       1,299       1,511      1,859
IFS High Yield Subaccount.........................        422        506         532         657        670
IFS Growth Subaccount.............................        260        286         238         222        303
IFS Government Securities Subaccount*.............        165        273         237         257        267
IFS International Subaccount**....................        429        612         625         284         91
IFS Small Cap Growth Subaccount***................        132         81          14
IFS Investment Grade Bond Subaccount+.............         --
IFS Value Subaccount+.............................          8
IFS Small Cap Value Subaccount+...................         --
IFS Value+Growth Subaccount+......................         12
IFS Horizon 20+ Subaccount+.......................         --

                          FLEXIBLE PAYMENT CONTRACTS
                          --------------------------
                                                       1991       1990         1989
                                                       ----       ----         ----
IFS Government Securities Subaccount*.............      1.256      1.101       1.013
IFS International Subaccount**....................
IFS Small Cap Growth Subaccount***................
IFS Investment Grade Bond Subaccount+.............
IFS Value Subaccount+.............................
IFS Small Cap Value Subaccount+...................
IFS Value+Growth Subaccount+......................
IFS Horizon 20+ Subaccount+.......................
IFS Horizon 10+ Subaccount+.......................
IFS Horizon 5 Subaccount+.........................
Janus Growth****..................................
Janus Aggressive Growth****.......................
Janus Worldwide Growth****........................
Janus Balanced****................................
Janus Short-Term Bond****.........................
Lexington Natural Resources****...................
Lexington Emerging Markets****....................
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
Number of accumulation units outstanding at end of
 period (000's omitted)

                          FLEXIBLE PAYMENT CONTRACTS
                          --------------------------
                                                        1991       1990       1989       1988       1987
                                                        ----       ----       ----       ----       ----
IFS Money Market Subaccount.......................      1,720      2,388       2,417     3,127      4,394
IFS Total Return Subaccount.......................      1,924      2,355       2,888     3,652      5,546
IFS High Yield Subaccount.........................        723        885       1,587     2,104      1,854
IFS Growth Subaccount.............................        255        251         578       489      1,022
IFS Government Securities Subaccount*.............        288        170         168
IFS International Subaccount**....................
IFS Small Cap Growth Subaccount***................
IFS Investment Grade Bond Subaccount+.............
IFS Value Subaccount+.............................
IFS Small Cap Value Subaccount+...................
IFS Value+Growth Subaccount+......................
IFS Horizon 20+ Subaccount+.......................

                           PERIODIC PAYMENT CONTRCTS
                           -------------------------
                                                        1996      1995      1994        1993       1992
                                                        ----      ----      ----        ----       ----
IFS Government Securities Subaccount*.............      1.566     1.547     1.317       1.371      1.305
IFS International Subaccount**....................      1.567     1.363     1.223       1.285       .980
IFS Small Cap Growth Subaccount***................      1.673     1.323     1.031
IFS Investment Grade Bond Subaccount+.............      1.027
IFS Value Subaccount+.............................      1.164
IFS Small Cap Value Subaccount+...................      1.010
IFS Value+Growth Subaccount+......................      1.136
IFS Horizon 20+ Subaccount+.......................      1.144
IFS Horizon 10+ Subaccount+.......................      1.104
IFS Horizon 5 Subaccount+.........................      1.086
Janus Growth****..................................      15.960    13.650
Janus Aggressive Growth****.......................      18.238    17.117
Janus Worldwide Growth****........................      19.490    15.302
Janus Balanced****................................      15.001    13.081
Janus Short-Term Bond****.........................      10.460    10.192
Lexington Natural Resources****...................      14.154    11.305
Lexington Emerging Markets****....................      10.009     9.436
Fidelity VIP Equity-- Income Subaccount+..........      20.849
Fidelity VIP Growth Subaccount+...................      30.872
Fidelity VIP II Asset Manager Subaccount+.........      16.784
Fidelity VIP II Index 500 Subaccount+.............      88.364
Fidelity VIP II Contrafund Subaccount+............      16.418
Number of accumulation units outstanding at end of
 period (000's omitted)




                           PEROIDIC PAYMENT CONTRACTS
                           --------------------------
                                                        1996     1995      1994       1993       1992
                                                        ----     ----      ----       ----       ----
IFS Money Market Subaccount.......................      10,827    10,881    15,997     14,891     12,605
IFS Total Return Subaccount.......................      89,982   100,774   110,428    108,395    100,100
IFS High Yield Subaccount.........................      24,077    25,327    26,546     26,749     22,202
IFS Growth Subaccount.............................      58,672    60,187    58,845     50,289     42,078
IFS Government Securities Subaccount*.............      18,485    21,771    24,332     31,898     28,368
IFS International Subaccount**....................      62,425    63,495    61,490     38,844     10,372
IFS Small Cap Growth Subaccount***................      25,931    17,371     8,304
IFS Investment Grade Bond Subaccount+.............      326
IFS Value Subaccount+.............................      4,864
IFS Small Cap Value Subaccount+...................      3,784
IFS Value+Growth Subaccount+......................      986
IFS Horizon 20+ Subaccount+.......................      406

                           PERIODIC PAYMENENT CONTRACTS
                           ----------------------------
                                                        1991      1990     1989
                                                        ----      ----     ----
IFS Government Securities Subaccount*.............      1.248     1.097     1.012
IFS International Subaccount**....................
IFS Small Cap Growth Subaccount***................
IFS Investment Grade Bond Subaccount+.............
IFS Value Subaccount+.............................
IFS Small Cap Value Subaccount+...................
IFS Value+Growth Subaccount+......................
IFS Horizon 20+ Subaccount+.......................
IFS Horizon 10+ Subaccount+.......................
IFS Horizon 5 Subaccount+.........................
Janus Growth****..................................
Janus Aggressive Growth****.......................
Janus Worldwide Growth****........................
Janus Balanced****................................
Janus Short-Term Bond****.........................
Lexington Natural Resources****...................
Lexington Emerging Markets****....................
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
Number of accumulation units outstanding at end of
 period (000's omitted)

                           PERIODIC PAYMENT CONTRACTS
                           --------------------------
                                                        1991      1990      1989      1988      1987
                                                        ----      ----      ----      ----      ----
IFS Money Market Subaccount.......................      14,973    21,581    14,185    16,953    20,296
IFS Total Return Subaccount.......................      81,776    70,620    68,024    63,669    68,367
IFS High Yield Subaccount.........................      19,861    22,623    28,032    22,281    14,320
IFS Growth Subaccount.............................      28,271    22,451    19,163    17,780    17,000
IFS Government Securities Subaccount*.............      23,035    12,918     7,794
IFS International Subaccount**....................
IFS Small Cap Growth Subaccount***................
IFS Investment Grade Bond Subaccount+.............
IFS Value Subaccount+.............................
IFS Small Cap Value Subaccount+...................
IFS Value+Growth Subaccount+......................
IFS Horizon 20+ Subaccount+.......................


           (CONTINUED ON NEXT PAGE)

                          FLEXIBLE PAYMENT CONTRACTS
                          --------------------------

                                                        1996        1995       1994       1993      1992
                                                        ----        ----       ----       ----      ----
IFS Horizon 10+ Subaccount+.......................         10
IFS Horizon 5 Subaccount+.........................         --
Janus Growth****..................................          9         --
Janus Aggressive Growth****.......................          1         --
Janus Worldwide Growth****........................          3         --
Janus Balanced****................................          3         --
Janus Short-Term Bond****.........................         --         --
Lexington Natural Resources****...................          7         --
Lexington Emerging Markets****....................          1         --
Fidelity VIP Equity-- Income Subaccount+..........          1
Fidelity VIP Growth Subaccount+...................         --
Fidelity VIP II Asset Manager Subaccount+.........         --
Fidelity VIP II Index 500 Subaccount+.............         --
Fidelity VIP II Contrafund Subaccount+............         --

                           FLEXIBLE PAYMENT CONTRACTS
                           --------------------------
                                                        1996      1995        1994        1993       1992
                                                        ----      ----        ----        ----       ----
NON-TAX QUALIFIED
Accumulation unit value at beginning of period
IFS Money Market Subaccount.......................  $   2.208      2.111       2.051       2.014      1.966
IFS Total Return Subaccount.......................      4.384      3.515       3.922       3.533      3.509
IFS High Yield Subaccount.........................      4.865      4.186       4.325       3.640      3.122
IFS Growth Subaccount.............................      4.389      3.334       3.508       3.091      3.014
IFS Government Securities Subaccount*.............      1.575      1.337       1.388       1.317      1.256
IFS International Subaccount**....................      1.379      1.234       1.293        .983      1.000
IFS Small Cap Growth Subaccount***................      1.330      1.033
IFS Investment Grade Bond Subaccount+.............         --
IFS Value Subaccount+.............................         --
IFS Small Cap Value Subaccount+...................         --
IFS Value+Growth Subaccount+......................         --
IFS Horizon 20+ Subaccount+.......................         --
IFS Horizon 10+ Subaccount+.......................         --
IFS Horizon 5 Subaccount+.........................         --

                           FLEXIBLE PAYMENT CONTRACTS
                           -------------------------
Janus Growth****..................................     13.662         --
Janus Aggressive Growth****.......................     17.132         --
Janus Worldwide Growth****........................     15.315         --
Janus Balanced****................................     13.092         --
Janus Short-Term Bond****.........................     10.201         --
Lexington Natural Resources Trust****.............     11.315         --
Lexington Emerging Markets****....................      9.445         --

IFS Horizon 10+ Subaccount+.......................
IFS Horizon 5 Subaccount+.........................
Janus Growth****..................................
Janus Aggressive Growth****.......................
Janus Worldwide Growth****........................
Janus Balanced****................................
Janus Short-Term Bond****.........................
Lexington Natural Resources****...................
Lexington Emerging Markets****....................
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
NON-TAX QUALIFIED
Accumulation unit value at beginning of period
                           FLEXIBLE PAYMENT CONTRACTS
                           --------------------------
IFS Money Market Subaccount.......................      1.875     1.751     1.621     1.523      1.443
IFS Total Return Subaccount.......................      2.570     2.471     2.013     1.815      1.822
IFS High Yield Subaccount.........................      2.077     2.481     2.538     2.213      2.110
IFS Growth Subaccount.............................      1.909     1.917     1.509     1.518      1.508
IFS Government Securities Subaccount*.............      1.101     1.013
IFS International Subaccount**....................
IFS Small Cap Growth Subaccount***................
IFS Investment Grade Bond Subaccount+.............
IFS Value Subaccount+.............................
IFS Small Cap Value Subaccount+...................
IFS Value+Growth Subaccount+......................
IFS Horizon 20+ Subaccount+.......................
IFS Horizon 10+ Subaccount+.......................
IFS Horizon 5 Subaccount+.........................
Janus Growth****..................................
Janus Aggressive Growth****.......................
Janus Worldwide Growth****........................
Janus Balanced****................................
Janus Short-Term Bond****.........................
Lexington Natural Resources Trust****.............
Lexington Emerging Markets****....................

                           PERIODIC PAYMENT CONTRACTS
                           --------------------------
                                                        1996       1995       1994       1993       1992
                                                        ----       ----       ----       ----       ----
IFS Horizon 10+ Subaccount+.......................      634
IFS Horizon 5 Subaccount+.........................      243
Janus Growth****..................................      976       168
Janus Aggressive Growth****.......................      937       121
Janus Worldwide Growth****........................      1,413      95
Janus Balanced****................................      360       132
Janus Short-Term Bond****.........................      63         13
Lexington Natural Resources****...................      243        58
Lexington Emerging Markets****....................      443        80
Fidelity VIP Equity-- Income Subaccount+..........      263
Fidelity VIP Growth Subaccount+...................      116
Fidelity VIP II Asset Manager Subaccount+.........      55
Fidelity VIP II Index 500 Subaccount+.............      53
Fidelity VIP II Contrafund Subaccount+............      488

                           PERODIC PAYMENT CONTRACTS
                           -------------------------
                                                        1996      1995      1994       1993        1992
                                                        ----      ----      ----       ----        ----
NON-TAX QUALIFIED
Accumulation unit value at beginning of period
IFS Money Market Subaccount.......................      2.120     2.033     1.981       1.950      1.910
IFS Total Return Subaccount.......................      4.236     3.406     3.812       3.444      3.431
IFS High Yield Subaccount.........................      4.753     4.101     4.250       3.588      3.086
IFS Growth Subaccount.............................      4.244     3.233     3.412       3.015      2.949
IFS Government Securities Subaccount*.............      1.547     1.317     1.371       1.305      1.248
IFS International Subaccount**....................      1.363     1.223     1.285        .980      1.000
IFS Small Cap Growth Subaccount***................      1.323     1.031
IFS Investment Grade Bond Subaccount+.............      --
IFS Value Subaccount+.............................      --
IFS Small Cap Value Subaccount+...................      --
IFS Value+Growth Subaccount+......................      --
IFS Horizon 20+ Subaccount+.......................      --
IFS Horizon 10+ Subaccount+.......................      --
IFS Horizon 5 Subaccount+.........................      --
Janus Growth****..................................      13.650        --
Janus Aggressive Growth****.......................      17.117        --
Janus Worldwide Growth****........................      15.302        --
Janus Balanced****................................      13.081        --
Janus Short-Term Bond****.........................      10.192        --
Lexington Natural Resources Trust****.............      11.305        --
Lexington Emerging Markets****....................      9.436         --

IFS Horizon 10+ Subaccount+.......................
IFS Horizon 5 Subaccount+.........................
Janus Growth****..................................
Janus Aggressive Growth****.......................
Janus Worldwide Growth****........................
Janus Balanced****................................
Janus Short-Term Bond****.........................
Lexington Natural Resources****...................
Lexington Emerging Markets****....................
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............

                          PERIODIC PAYMENENT CONTRACTS
                          ----------------------------
                                                        1991      1990     1989       1988       1987
                                                        ----      ----     ----       ----       ----
NON-TAX QUALIFIED
Accumulation unit value at beginning of period
IFS Money Market Subaccount.......................      1.827     1.712     1.589     1.498      1.423
IFS Total Return Subaccount.......................      2.520     2.431     1.986     1.796      1.808
IFS High Yield Subaccount.........................      2.059     2.467     2.532     2.214      2.117
IFS Growth Subaccount.............................      1.873     1.887     1.490     1.503      1.498
IFS Government Securities Subaccount*.............      1.097     1.012
IFS International Subaccount**....................
IFS Small Cap Growth Subaccount***................
IFS Investment Grade Bond Subaccount+.............
IFS Value Subaccount+.............................
IFS Small Cap Value Subaccount+...................
IFS Value+Growth Subaccount+......................
IFS Horizon 20+ Subaccount+.......................
IFS Horizon 10+ Subaccount+.......................
IFS Horizon 5 Subaccount+.........................
Janus Growth****..................................
Janus Aggressive Growth****.......................
Janus Worldwide Growth****........................
Janus Balanced****................................
Janus Short-Term Bond****.........................
Lexington Natural Resources Trust****.............
Lexington Emerging Markets****....................


           (CONTINUED ON NEXT PAGE)


                                                             FLEXIBLE PAYMENT CONTRACTS
                                                    ---------------------------------------------
                                                     1996+    1995****   1994***   1993    1992**
                                                     -----    --------   -------   ----    ------
Fidelity VIP Equity-- Income Subaccount+..........  $      --
Fidelity VIP Growth Subaccount+...................         --
Fidelity VIP II Asset Manager Subaccount+.........         --
Fidelity VIP II Index 500 Subaccount+.............         --
Fidelity VIP II Contrafund Subaccount+............         --
Accumulation unit value at end of period
IFS Money Market Subaccount.......................  $   2.297      2.208       2.111       2.051      2.014
IFS Total Return Subaccount.......................      5.068      4.384       3.515       3.922      3.533
IFS High Yield Subaccount.........................      5.494      4.865       4.186       4.325      3.640
IFS Growth Subaccount.............................      5.285      4.389       3.334       3.508      3.091
IFS Government Securities Subaccount*.............      1.599      1.575       1.337       1.388      1.317
IFS International Subaccount**....................      1.590      1.379       1.234       1.293       .983
IFS Small Cap Growth Subaccount***................      1.686      1.330       1.033
IFS Investment Grade Bond Subaccount+.............      1.029
IFS Value Subaccount+.............................      1.166
IFS Small Cap Value Subaccount+...................      1.012
IFS Value+Growth Subaccount+......................      1.138
IFS Horizon 20+ Subaccount+.......................      1.146
IFS Horizon 10+ Subaccount+.......................      1.106
IFS Horizon 5 Subaccount+.........................      1.089
Janus Growth****..................................     16.021     13.662
Janus Aggressive Growth****.......................     18.309     17.132
Janus Worldwide Growth****........................     19.565     15.315
Janus Balanced****................................     15.059     13.092
Janus Short-Term Bond****.........................     10.239     10.201
Lexington Natural Resources Trust****.............     14.211     11.315
Lexington Emerging Markets****....................     10.048      9.445
Fidelity VIP Equity-- Income Subaccount+..........     20.891
Fidelity VIP Growth Subaccount+...................     30.933
Fidelity VIP II Asset Manager Subaccount+.........     16.818
Fidelity VIP II Index 500 Subaccount+.............     88.539
Fidelity VIP II Contrafund Subaccount+............     16.450

                                                            FLEXIBLE PAYMENT CONTRACTS
                                                    ------------------------------------------
                                                     1991     1990    1989*     1988     1987
                                                     ----     ----    -----     ----     ----
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
Accumulation unit value at end of period
IFS Money Market Subaccount.......................1.966     1.875     1.751     1.621      1.523
IFS Total Return Subaccount.......................3.509     2.570     2.471     2.013      1.815
IFS High Yield Subaccount.........................3.122     2.077     2.481     2.538      2.213
IFS Growth Subaccount.............................3.014     1.909     1.917     1.509      1.518
IFS Government Securities Subaccount*.............1.256     1.101     1.013
IFS International Subaccount**....................
IFS Small Cap Growth Subaccount***................
IFS Investment Grade Bond Subaccount+.............
IFS Value Subaccount+.............................
IFS Small Cap Value Subaccount+...................
IFS Value+Growth Subaccount+......................
IFS Horizon 20+ Subaccount+.......................
IFS Horizon 10+ Subaccount+.......................
IFS Horizon 5 Subaccount+.........................
Janus Growth****..................................
Janus Aggressive Growth****.......................
Janus Worldwide Growth****........................
Janus Balanced****................................
Janus Short-Term Bond****.........................
Lexington Natural Resources Trust****.............
Lexington Emerging Markets****....................
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............

                                                              PERIODIC PAYMENT CONTRACTS
                                                    ----------------------------------------------
                                                    1996+    1995****   1994***    1993     1992**
                                                    -----    --------   -------    ----     ------
Fidelity VIP Equity-- Income Subaccount+..........--
Fidelity VIP Growth Subaccount+...................--
Fidelity VIP II Asset Manager Subaccount+.........--
Fidelity VIP II Index 500 Subaccount+.............--
Fidelity VIP II Contrafund Subaccount+............--
Accumulation unit value at end of period
IFS Money Market Subaccount.......................2.199     2.120     2.033       1.981      1.950
IFS Total Return Subaccount.......................4.882     4.236     3.406       3.812      3.444
IFS High Yield Subaccount.........................5.351     4.753     4.101       4.250      3.588
IFS Growth Subaccount.............................5.095     4.244     3.233       3.412      3.015
IFS Government Securities Subaccount*.............1.566     1.547     1.317       1.371      1.305
IFS International Subaccount**....................1.567     1.363     1.223       1.285       .980
IFS Small Cap Growth Subaccount***................1.673     1.323     1.031
IFS Investment Grade Bond Subaccount+.............1.027
IFS Value Subaccount+.............................1.164
IFS Small Cap Value Subaccount+...................1.010
IFS Value+Growth Subaccount+......................1.136
IFS Horizon 20+ Subaccount+.......................1.144
IFS Horizon 10+ Subaccount+.......................1.104
IFS Horizon 5 Subaccount+.........................1.086
Janus Growth****..................................15.960    13.650
Janus Aggressive Growth****.......................18.238    17.117
Janus Worldwide Growth****........................19.490    15.302
Janus Balanced****................................15.001    13.081
Janus Short-Term Bond****.........................10.460    10.192
Lexington Natural Resources Trust****.............14.154    11.305
Lexington Emerging Markets****....................10.009     9.436
Fidelity VIP Equity-- Income Subaccount+..........20.849
Fidelity VIP Growth Subaccount+...................30.872
Fidelity VIP II Asset Manager Subaccount+.........16.784
Fidelity VIP II Index 500 Subaccount+.............88.364
Fidelity VIP II Contrafund Subaccount+............16.418

                                                            PERIODIC PAYMENT CONTRACTS
                                                    ------------------------------------------
                                                     1991     1990    1989*     1988     1987
                                                     ----     ----    -----     ----     ----
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
Accumulation unit value at end of period
IFS Money Market Subaccount.......................1.910     1.827     1.712     1.589      1.498
IFS Total Return Subaccount.......................3.431     2.520     2.431     1.986      1.796
IFS High Yield Subaccount.........................3.086     2.059     2.467     2.532      2.214
IFS Growth Subaccount.............................2.949     1.873     1.887     1.490      1.503
IFS Government Securities Subaccount*.............1.248     1.097     1.012
IFS International Subaccount**....................
IFS Small Cap Growth Subaccount***................
IFS Investment Grade Bond Subaccount+.............
IFS Value Subaccount+.............................
IFS Small Cap Value Subaccount+...................
IFS Value+Growth Subaccount+......................
IFS Horizon 20+ Subaccount+.......................
IFS Horizon 10+ Subaccount+.......................
IFS Horizon 5 Subaccount+.........................
Janus Growth****..................................
Janus Aggressive Growth****.......................
Janus Worldwide Growth****........................
Janus Balanced****................................
Janus Short-Term Bond****.........................
Lexington Natural Resources Trust****.............
Lexington Emerging Markets****....................
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............


           (CONTINUED ON NEXT PAGE)

                                                             FLEXIBLE PAYMENT CONTRACTS
                                                    ---------------------------------------------
                                                     1996+    1995****   1994***   1993    1992**
                                                     -----    --------   -------   ----    ------
Number of accumulation units outstanding at end of
 period (000's omitted)
IFS Money Market Subaccount.......................      4,762      5,512       6,914       7,153      8,495
IFS Total Return Subaccount.......................      4,838      5,554       6,613       8,042      8,853
IFS High Yield Subaccount.........................      2,440      2,821       3,621       4,517      4,876
IFS Growth Subaccount.............................      1,396      1,276       1,370       1,671      2,032
IFS Government Securities Subaccount*.............      1,187      1,330       1,465       2,101      2,317
IFS International Subaccount**....................      1,190      1,257       2,450       1,712      1,041
IFS Small Cap Growth Subaccount***................        711        874         227
IFS Investment Grade Bond Subaccount+.............         68
IFS Value Subaccount+.............................        238
IFS Small Cap Value Subaccount+...................          7
IFS Value+Growth Subaccount+......................         33
IFS Horizon 20+ Subaccount+.......................         --
IFS Horizon 10+ Subaccount+.......................         20
IFS Horizon 5 Subaccount+.........................         45
Janus Growth****..................................         22          2
Janus Aggressive Growth****.......................          2         --
Janus Worldwide Growth****........................         33         --
Janus Balanced****................................         10          4
Janus Short-Term Bond****.........................         --          2
Lexington Natural Resources Trust****.............         --         --
Lexington Emerging Markets****....................          2          2
Fidelity VIP Equity-- Income Subaccount+..........          1
Fidelity VIP Growth Subaccount+...................         --
Fidelity VIP II Asset Manager Subaccount+.........         --
Fidelity VIP II Index 500 Subaccount+.............          1
Fidelity VIP II Contrafund Subaccount+............          2

                                                            FLEXIBLE PAYMENT CONTRACTS
                                                    ------------------------------------------
                                                     1991     1990    1989*     1988     1987
                                                     ----     ----    -----     ----     ----
Number of accumulation units outstanding at end of
 period (000's omitted)
IFS Money Market Subaccount.......................11,926    15,563    19,006    22,047    28,702
IFS Total Return Subaccount.......................9,586    10,291    12,244    15,032     20,329
IFS High Yield Subaccount.........................5,240     6,652    11,895    14,871     16,264
IFS Growth Subaccount.............................1,773     1,955     1,931     2,890      3,890
IFS Government Securities Subaccount*.............2,728     2,442     1,494
IFS International Subaccount**....................
IFS Small Cap Growth Subaccount***................
IFS Investment Grade Bond Subaccount+.............
IFS Value Subaccount+.............................
IFS Small Cap Value Subaccount+...................
IFS Value+Growth Subaccount+......................
IFS Horizon 20+ Subaccount+.......................
IFS Horizon 10+ Subaccount+.......................
IFS Horizon 5 Subaccount+.........................
Janus Growth****..................................
Janus Aggressive Growth****.......................
Janus Worldwide Growth****........................
Janus Balanced****................................
Janus Short-Term Bond****.........................
Lexington Natural Resources Trust****.............
Lexington Emerging Markets****....................
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............

                                                              PERIODIC PAYMENT CONTRACTS
                                                    ----------------------------------------------
                                                    1996+    1995****   1994***    1993     1992**
                                                    -----    --------   -------    ----     ------
Number of accumulation units outstanding at end of
 period (000's omitted)
IFS Money Market Subaccount.......................3,948     4,839     7,343       6,204      9,820
IFS Total Return Subaccount.......................17,433    20,342    24,773     26,640     26,043
IFS High Yield Subaccount.........................10,028    12,047    12,416     14,735     14,424
IFS Growth Subaccount.............................14,340    16,369    19,776     17,851     15,849
IFS Government Securities Subaccount*.............13,804    17,939    23,487     28,787     28,286
IFS International Subaccount**....................12,177    12,074    14,546     15,713      3,646
IFS Small Cap Growth Subaccount***................4,091     3,022     1,242
IFS Investment Grade Bond Subaccount+.............50
IFS Value Subaccount+.............................1,625
IFS Small Cap Value Subaccount+...................840
IFS Value+Growth Subaccount+......................454
IFS Horizon 20+ Subaccount+....................... 7
IFS Horizon 10+ Subaccount+.......................229
IFS Horizon 5 Subaccount+.........................84
Janus Growth****..................................99         14
Janus Aggressive Growth****.......................115        11
Janus Worldwide Growth****........................186         7
Janus Balanced****................................42          3
Janus Short-Term Bond****......................... 8         --
Lexington Natural Resources Trust****.............100         8
Lexington Emerging Markets****....................80          3
Fidelity VIP Equity-- Income Subaccount+..........36
Fidelity VIP Growth Subaccount+...................16
Fidelity VIP II Asset Manager Subaccount+......... 5
Fidelity VIP II Index 500 Subaccount+.............10
Fidelity VIP II Contrafund Subaccount+............47

                                                            PERIODIC PAYMENT CONTRACTS
                                                    ------------------------------------------
                                                     1991     1990    1989*     1988     1987
                                                     ----     ----    -----     ----     ----
Number of accumulation units outstanding at end of
 period (000's omitted)
IFS Money Market Subaccount.......................10,507    11,618     9,243     7,783     7,202
IFS Total Return Subaccount.......................19,953    18,485    18,671    15,835    18,807
IFS High Yield Subaccount.........................12,799    11,858    18,281    14,589    10,186
IFS Growth Subaccount.............................9,577     7,812     5,542     9,303      8,919
IFS Government Securities Subaccount*.............18,252    10,338     2,109
IFS International Subaccount**....................
IFS Small Cap Growth Subaccount***................
IFS Investment Grade Bond Subaccount+.............
IFS Value Subaccount+.............................
IFS Small Cap Value Subaccount+...................
IFS Value+Growth Subaccount+......................
IFS Horizon 20+ Subaccount+.......................
IFS Horizon 10+ Subaccount+.......................
IFS Horizon 5 Subaccount+.........................
Janus Growth****..................................
Janus Aggressive Growth****.......................
Janus Worldwide Growth****........................
Janus Balanced****................................
Janus Short-Term Bond****.........................
Lexington Natural Resources Trust****.............
Lexington Emerging Markets****....................
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............


   * The Government Securities Subaccount commenced business on November 6,
     1989.

  ** The International Subaccount commenced business on January 6, 1992. *** The Small Cap Growth Subaccount commenced business on May 2, 1994.

**** The Janus Growth, Aggressive Growth, Worldwide Growth, Balanced, and
     Short-Term Bond Subaccounts and the Lexington Natural Resources Trust and Emerging Markets Subaccounts were available under the Contracts on September 15, 1995.


    + The IFS Investment Grade Bond, IFS Value, IFS Small Cap Value, IFS
      Value+Growth, IFS Horizon 20+, IFS Horizon 10+, IFS Horizon 5, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500 and Fidelity VIP II Contrafund Subaccounts were available under the Contracts on May 1, 1996.



Note: The Investors Fund Series (IFS) was formerly known as the Kemper Investors Fund.



The financial statements and report of independent auditors for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

                   KILICO, THE SEPARATE ACCOUNT AND THE FUND

KEMPER INVESTORS LIFE INSURANCE COMPANY

Kemper Investors Life Insurance Company ("KILICO"), 1 Kemper Drive, Long Grove, Illinois 60049, was organized in 1947 and is a stock life insurance company organized under the laws of the State of Illinois. KILICO offers annuity and life insurance products and is admitted to do business in the District of Columbia and all states except New York. KILICO is a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Zurich Insurance Company ("Zurich"), Insurance Partners, L.P. ("I.P."), and Insurance Partners Offshore (Bermuda), L.P. (together with IP, "Insurance Partners") indirectly and directly own 80 percent and 20 percent, respectively, of Kemper Corporation.

THE SEPARATE ACCOUNT

KILICO originally established the KILICO Variable Annuity Separate Account (the "Separate Account") on May 29, 1981 pursuant to Illinois law as the KILICO Money Market Separate Account, initially registered with the Securities and Exchange Commission ("Commission") as an open-end, diversified management investment company under the Investment Company Act of 1940 ("1940 Act"). On November 2, 1989, Contract Owners approved a Reorganization under which the Separate Account was restructured as a unit investment trust registered with the Commission under the 1940 Act. Such registration does not involve supervision by the Commission of the management, investment practices or policies of the Separate Account or KILICO.

The Separate Account is administered and accounted for as part of the general business of KILICO, but the income and capital gains or capital losses, whether or not realized, for assets allocated to the Separate Account are credited to or charged against the assets held in the Separate Account, without regard to any other income, capital gains or capital losses of any other separate account or arising out of any other business which KILICO may conduct. The benefits provided under the Contracts are obligations of KILICO. The assets of the Separate Account are not chargeable with liabilities arising out of the business conducted by any other separate account or out of any other business KILICO may conduct.

The Separate Account holds assets that are segregated from all of KILICO's other assets. The Separate Account is used to support the variable annuity contracts described herein and certain other variable annuity contracts. The obligations to Contract Owners and beneficiaries arising under the Contracts are general corporate obligations of KILICO.

The Separate Account is currently divided into twenty-six Subaccounts. Each Subaccount invests exclusively in shares of one of the corresponding Portfolios of the Funds. Additional Subaccounts may be added in the future.

The Separate Account will purchase and redeem shares from the Funds at net asset value. KILICO will redeem shares of the Funds as necessary to provide benefits, to deduct charges under the Contracts and to transfer assets from one Subaccount to another as requested by Contract Owners. All dividends and capital gains distributions received by the Separate Account from a Portfolio of a Fund will be reinvested in such Portfolio at net asset value and retained as assets of the corresponding Subaccount.

The Separate Account's financial statements appear in the Statement of Additional Information.

THE FUNDS


The Separate Account invests in shares of the Investors Fund Series (formerly Kemper Investors Fund), the Janus Aspen Series, the Lexington Natural Resources Trust, the Lexington Emerging Markets Fund, the Fidelity Variable Insurance Products Fund and the Fidelity Variable Insurance Products Fund II, open-end, management investment companies. Registration of the Funds by the Securities and Exchange Commission does not involve supervision of their management, investment practices or policies by the Commission. The Funds are designed to provide investment vehicles for variable life insurance and variable annuity contracts and, in the case of the Janus Aspen Series, certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to separate accounts of KILICO and its affiliates, shares of the Funds may be sold to separate accounts of insurance companies not affiliated with KILICO. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with KILICO, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither KILICO nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. Management of the Funds has an obligation to monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if KILICO believes that a Fund's response to any of those events or conflicts insufficiently protects Contract Owners, it will take appropriate action on its own.


A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


The twenty-six Portfolios are summarized below:


INVESTORS FUND SERIES (FORMERLY KEMPER INVESTORS FUND)


MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments that mature in twelve months or less.

TOTAL RETURN PORTFOLIO seeks a high total return, a combination of income and capital appreciation, by investing in a combination of debt securities and common stocks.

HIGH YIELD PORTFOLIO seeks to provide a high level of current income by investing in fixed-income securities.

GROWTH PORTFOLIO seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.

GOVERNMENT SECURITIES PORTFOLIO seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities.

INTERNATIONAL PORTFOLIO seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.

SMALL CAP GROWTH PORTFOLIO seeks maximum appreciation of investors' capital.

INVESTMENT GRADE BOND PORTFOLIO seeks high current income by investing primarily in a diversified portfolio of investment grade debt securities.

VALUE PORTFOLIO seeks to achieve a high rate of total return.

SMALL CAP VALUE PORTFOLIO seeks long-term capital appreciation.

VALUE+GROWTH PORTFOLIO seeks growth of capital through professional management of a portfolio of growth and value stocks.

HORIZON 20+ PORTFOLIO, designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective.

HORIZON 10+ PORTFOLIO, designed for investors with approximately a 10+ year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk.

HORIZON 5 PORTFOLIO, designed for investors with approximately a 5 year investment horizon, seeks income consistent with preservation of capital, with growth of capital as a secondary objective.

JANUS ASPEN SERIES

GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified Portfolio that pursues its objective by investing in common stocks of companies of any size. This Portfolio generally invests in larger, more established issuers.

AGGRESSIVE GROWTH PORTFOLIO seeks long-term growth of capital. It is a nondiversified Portfolio that pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies as described in the fund's prospectus.

WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified Portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers.

BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It is a diversified Portfolio that, under normal circumstances, pursues its objective by investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

SHORT-TERM BOND PORTFOLIO seeks as high a level of current income as is consistent with preservation of capital. This Portfolio pursues its objective by investing primarily in short- and intermediate-term fixed-income securities.

LEXINGTON NATURAL RESOURCES TRUST

This Fund seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.

LEXINGTON EMERGING MARKETS FUND

This Fund seeks long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets as described in the fund's prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities.

GROWTH PORTFOLIO seeks to achieve capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

ASSET MANAGER PORTFOLIO seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

CONTRAFUND PORTFOLIO seeks long-term capital appreciation.

                               ------------------

There is no assurance that any of the Portfolios of the Funds will achieve their objective as stated in their prospectuses. More detailed information, including a description of risks involved in investing in each of the Subaccounts that invest in the Funds, may be found in the corresponding prospectuses for the Funds, which must accompany or precede this Prospectus, and the Funds' Statements of Additional Information available upon request. Read the prospectuses carefully before investing.


Zurich Kemper Investments, Inc. ("ZKI"), an affiliate of KILICO, is the investment manager for the IFS Money Market, IFS Total Return, IFS High Yield, Growth, IFS Government Securities, IFS International, IFS Small Cap Growth, IFS Investment Grade Bond, IFS Value+Growth, IFS Horizon 20+, IFS Horizon 10+, and IFS Horizon 5 Portfolios of the Investors Fund Series. Dreman Value Advisors, Inc. ("DVA"), a wholly owned subsidiary of ZKI, is the investment manager for the IFS Value and IFS Small Cap Value Portfolios. DVA is also the sub-adviser for the IFS Value+Growth, IFS Horizon 20+, IFS Horizon 10+, and IFS Horizon 5 Portfolios. Under the terms of the Sub-Advisory Agreement with ZKI, DVA will manage the value portion of each of these Portfolios and will provide such other investment advice, research and assistance as ZKI may from time to time, reasonably request. ZKI uses the services of Zurich Investment Management Limited ("ZIML"), an affiliate of ZKI, as a sub-adviser for the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth and Horizon Portfolios. Under the terms of the Sub-Advisory Agreement between ZIML and ZKI for the Total Return, High Yield, Growth, Small Cap Growth, Investment Grade Bond, Value+Growth and Horizon Portfolios, ZIML renders investment advisory and management services with regard to that portion of a Portfolio's assets as may be allocated by ZKI to ZIML from time to time for management of foreign securities, including foreign currency transactions and related investments. Under the terms of the Sub-Advisory Agreement between ZIML and ZKI for the International Portfolio, ZIML renders investment advisory and management services with regard to that portion of the Portfolio's assets as may be allocated by ZKI to ZIML from time to time for management, including services related to foreign securities, foreign currency transactions and related investments. Janus Capital Corporation is the investment adviser for the five available Portfolios of the Janus Aspen Series. Lexington Management Corporation is the investment adviser for the Lexington Natural Resources Trust and the Lexington Emerging Markets Fund. Fidelity Management & Research Company ("FMR") is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II. The investment advisers are paid fees for their services by the Funds they manage. KILICO may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.

For their services to the Portfolios, the managers receive compensation at the following rates:


INVESTORS FUND SERIES (FORMERLY KEMPER INVESTORS FUND)



For its services, ZKI is paid a management fee based upon the average daily net assets of such IFS Portfolios, as follows: Money Market (.50 of 1%), Total
Return (.55 of 1%), High Yield (.60 of 1%), Growth (.60 of 1%), Government Securities (.55 of 1%), International (.75 of 1%), Small Cap Growth (.65 of 1%), Investment Grade Bond (.60 of 1%), Value+Growth (.75 of 1%), Horizon 20+ (.60 of 1%), Horizon 10+ (.60 of 1%), and Horizon 5 (.60 of 1%). DVA serves as the investment manager for the IFS Value and Small Cap Value Portfolios and is paid a management fee at an annual rate of .75 of 1% of the average daily net assets of these Portfolios. DVA also serves as sub-adviser for the IFS Value+Growth and Horizon Portfolios. ZKI pays DVA for its services as sub-adviser for the Value+Growth Portfolio a sub-advisory fee, payable monthly, at an annual rate of
 .25 of 1% of the average daily net assets of that Portfolio. ZKI also pays DVA a sub-advisory fee, payable monthly, at an annual rate of .25 of 1% of the portion of the average daily net assets of each Horizon Portfolio allocated by ZKI to DVA for management. ZKI pays ZIML for its services a sub-advisory fee, payable monthly at the following annual rates applied to the portion of the average daily net assets of the applicable Portfolio allocated by ZKI to ZIML for management: .35% for the Growth, International, Small Cap Growth, Total Return, Value+Growth and Horizon Portfolios; and .30% for the High Yield and Investment Grade Bond Portfolios.


JANUS ASPEN SERIES

Janus Capital Corporation receives a monthly advisory fee for the Janus Growth Portfolio, Janus Aggressive Growth Portfolio, Janus Worldwide Growth Portfolio and Janus Balanced Portfolio based on the following schedule (expressed as an annual rate):

          AVERAGE DAILY NET
         ASSETS OF PORTFOLIO           ANNUAL RATE
         -------------------           -----------
First $30,000,000....................     1.00%
Next $270,000,000....................      .75%
Next $200,000,000....................      .70%
Over $500,000,000....................      .65%


However, Janus Capital Corporation has agreed to reduce each of the above Portfolios' advisory fees to the extent that such fee exceeds the effective rate of the Janus retail fund corresponding to such Portfolio. The effective rate is the advisory fee calculated by the corresponding retail fund as of the last day of each calendar quarter (expressed as an annual rate). The effective rate for the Growth Portfolio, the Aggressive Growth Portfolio, the Worldwide Growth Portfolio and the Balanced Portfolio for the period ended December 31, 1996 was
 .65%, .72%, .66% and .79%, respectively.


Janus Capital Corporation receives a monthly advisory fee for the Janus Short-Term Bond Portfolio based on the following advisory fee schedule (expressed as an annual rate): .65% of the first $300,000,000 of the average daily net assets plus .55% of the average daily net assets in excess of $300,000,000.

LEXINGTON NATURAL RESOURCES TRUST

Lexington Management Corporation receives a monthly investment advisory fee at the annual rate of 1.00% of the Fund's average net assets.

LEXINGTON EMERGING MARKETS FUND

Lexington Management Corporation receives a monthly investment advisory fee at the annual rate of 0.85% of the Fund's average net assets.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND & FIDELITY VARIABLE INSURANCE PRODUCTS FUND II


Fidelity Management & Research Company ("FMR") receives a monthly advisory fee for each Portfolio. The fee for the Fidelity Asset Manager Portfolio, the Fidelity Equity-Income Portfolio, the Fidelity Contrafund Portfolio and the Fidelity Growth Portfolio is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by each fund's average net assets. The group fee rate, which is based on the average net assets of all the mutual funds advised by FMR, cannot rise above 0.52% for each of these portfolios, and it drops as total assets under management increase. The individual fund fee rates are as follows: Equity-Income Portfolio .20%, Growth Portfolio .30%, Asset Manager Portfolio .30%, and Contrafund Portfolio .30%. For the period ended December 31, 1996, the Portfolios' management fees were as follows: Equity-Income Portfolio .51%, Growth Portfolio .61%, Asset Manager Portfolio .64%, Index 500 Portfolio .28% and Contrafund Portfolio .61%. FMR also receives a monthly advisory fee for the Fidelity Index 500 Portfolio at the annual rate of 0.28% of the fund's average net assets.


CHANGE OF INVESTMENTS

KILICO reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. KILICO reserves the right to eliminate the shares of any of the Portfolios of the Funds and to substitute shares of another Portfolio of the Funds or of another investment company, if the shares of a Portfolio are no longer available for investment, or if in its judgment further investment in any Portfolio becomes inappropriate in view of the purposes of the Separate Account. KILICO will not substitute any shares attributable to a Contract Owner's interest in a Subaccount of the Separate Account without notice to the Contract Owner and prior approval of the Commission, to the extent required by the 1940 Act or other applicable law. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Contract Owners.

KILICO also reserves the right to establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of KILICO, marketing needs or investment conditions warrant, and any new subaccounts may be made available to existing Contract Owners as determined by KILICO. KILICO may also eliminate or combine one or more subaccounts, transfer assets, or it may substitute one subaccount for another subaccount, if, in its sole discretion, marketing, tax, or investment conditions warrant. KILICO will notify all Contract Owners of any such changes.

If deemed by KILICO to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) deregistered under that Act in the event such registration is no longer required; or (c) combined with other KILICO separate accounts. To the extent permitted by law, KILICO may also transfer the assets of the Separate Account associated with the Contract to another separate account, or to the General Account.

PERFORMANCE INFORMATION


From time to time, the Separate Account may advertise several types of performance information for the Subaccounts. All Subaccounts may advertise "average annual total return" and "total return." The IFS High Yield Subaccount, IFS Government Securities Subaccount, IFS Investment Grade Bond Subaccount and Janus Short-Term Bond Subaccount may also advertise 'yield'. The IFS Money Market Subaccount may advertise "yield" and "effective yield." Each of these figures is based upon historical earnings and is not necessarily representative of the future performance of a Subaccount. Average annual total return and total return calculations measure the net income of a Subaccount plus the effect of any realized or unrealized appreciation or depreciation of the underlying investments in the Subaccount for the period in question. Average annual total return will be quoted for periods of at least one year, five years if applicable, and the life of Subaccount, ending with the most recent calendar quarter. Average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of an investment in a Subaccount over the applicable period. Total return figures are not annualized and represent the actual percentage change over the applicable period. Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (seven-day period for the IFS Money Market Subaccount) expressed as a percentage of the value of the Subaccount's Accumulation Units. Yield is an annualized figure, which means that it is assumed that the Subaccount generates the same level of net income over a one year period which is compounded on a semi-annual basis. The effective yield for the IFS Money Market Subaccount is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the Securities and Exchange Commission. The IFS Money Market Subaccount's effective yield will be slightly higher than its yield due to this compounding effect. The Subaccounts' units are sold at Accumulation Unit value. The Subaccounts' performance figures and Accumulation Unit values will fluctuate. Units of the Subaccounts are redeemable by an investor at Accumulation Unit value, which may be more or less than original cost. The performance figures include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Redemptions within the first six years after purchase may be subject to a Withdrawal Charge that ranges from 6% the first year to 0% after six years; however, the aggregate Withdrawal Charge will not exceed 7.25% of aggregate Purchase Payments under the Contract. Yield, effective yield and total return figures do not include the effect of any Withdrawal Charge that may be imposed upon the redemption of units, and thus may be higher than if such charges were deducted. Average annual total return figures include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period in question. Additional information concerning a Subaccount's performance appears in the Statement of Additional Information. The Subaccounts may provide comparative information with regard to the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Consumer Price Index, the CDA Certificate of Deposit Index, the Lehman Brothers Government and Corporate Bond Index, the Salomon Brothers High Grade Corporate Bond Index and the Merrill Lynch Government/Corporate Master Index, the CDA Mutual Fund--International Index, and the Morgan Stanley Capital International Europe, Australia, Far East Index, and may provide Lipper Analytical Services, Inc., the VARDS Report and Morningstar, Inc. performance analysis rankings. In addition, the Subaccounts may provide comparative information with regard to the Standard & Poor's Midcap Index, Lehman Brothers Government/Corporate 1-3 Year Bond Index, Lehman Brothers Long Government/Corporate Bond Index, Russell 2000 Index and the NASDAQ Composite Index and the Morgan Stanley International World Index and may provide Ibbotson Associates or Micropal performance analysis rankings. From time to time, the Separate Account may quote information from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR, REGISTERED REPRESENTATIVE, INVESTMENT ADVISOR AND VARDS.


                           FIXED ACCUMULATION OPTION


CONTRIBUTIONS UNDER THE FIXED PORTION OF THE CONTRACT AND TRANSFERS TO THE FIXED PORTION BECOME PART OF THE GENERAL ACCOUNT OF THE INSURANCE COMPANY, WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE GENERAL ACCOUNT NOR ANY INTERESTS THEREIN GENERALLY ARE SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND KILICO HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION. DISCLOSURES REGARDING THE FIXED PORTION OF THE CONTRACT AND THE GENERAL ACCOUNT, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.


The Contracts offer a Fixed Accumulation Option (the General Account) under which KILICO allocates payments to its General Account and pays a fixed interest rate for stated periods. This Prospectus describes only the element of the Contract pertaining to the Separate Account except where it makes specific reference to fixed accumulation and annuity elements.

The Contracts guarantee that payments allocated to the General Account will earn a minimum fixed interest rate of 3%. KILICO, at its discretion, may credit interest in excess of 3%. KILICO reserves the right to change the rate of excess interest credited as provided under the terms of the Contract. KILICO also reserves the right to declare separate rates of excess interest for Purchase Payments or amounts transferred at designated times, with the result that amounts at any given designated time may be credited with a higher or lower rate of excess interest than the rate or rates of excess interest previously credited to such amounts and Purchase Payments paid or amounts transferred at any other designated time.

                                 THE CONTRACTS

A. GENERAL INFORMATION.

This Prospectus offers both Qualified Plan Contracts and Non-Qualified Plan Contracts. The minimum Purchase Payment for a Qualified Plan is $50. However, so long as annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, a periodic payment under $50 will be accepted. The maximum annual amount of Purchase Payments may be limited by the provisions of the retirement plan pursuant to which the Contract has been purchased. For a Non-Qualified Plan Contract the minimum initial Purchase Payment is $2,500 and the minimum subsequent payment is $500. An initial allocation of less than $500 may be made to the General Account or to a Subaccount, or to the General Account and one Subaccount. For a Non-Qualified Plan, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $500 to each Subaccount in which the Contract has an interest. For a Qualified Plan Contract, as long as annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are equal to or greater than $25 per month, allocations to another such Subaccount may be made.

KILICO may at any time amend the Contract in accordance with changes in the law, including applicable tax laws, regulations or rulings, and for other purposes. Contracts permitting flexible payments are no longer offered, although Purchase Payments are still permitted under previously issued flexible payment contracts.

A Contract Owner is allowed a "free look" period (generally 10 days, subject to state variation) after receiving the Contract, to review it and decide whether or not to keep it. If the Contract Owner decides to return the Contract, it may be cancelled by delivering or mailing it to KILICO. Upon receipt by KILICO, the Contract will be cancelled and a refund will be made. The amount of the refund will depend on the state in which the Contract is issued; however, it generally will be an amount at least equal to the Contract Value on the date of receipt by KILICO, without any deduction for withdrawal charges or Records Maintenance charges. However, in some states applicable law requires that the amount of the Purchase Payment be returned.


During the Accumulation Period, the Contract Owner may assign the Contract or change a Beneficiary at any time by filing such assignment or change with KILICO's home office at 1 Kemper Drive, Long Grove, Illinois 60049. No assignment or Beneficiary change shall be binding on KILICO until received by KILICO. KILICO assumes no responsibility for the validity of such assignment or Beneficiary change. An assignment may subject the Owner to immediate tax liability. (See "Taxation of Partial and Full Withdrawals.")


Amounts payable during the Annuity Period may not be assigned or encumbered and, to the extent permitted by law, are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations.

The original Beneficiary may be named in the application for the Contract. If a Beneficiary is not named, or if no named Beneficiary survives the Annuitant, the Beneficiary shall be the Annuitant's or Owner's estate.

Assignment of interest in the Contract or change of Beneficiary designation under a Qualified Plan Contract may be prohibited by the provisions of the applicable plan.

B. THE ACCUMULATION PERIOD.

1. APPLICATION OF PURCHASE PAYMENTS.


Purchase Payments are allocated to the Subaccount(s) or General Account as selected by the Contract Owner. The amount of each Purchase Payment credited to a Subaccount will be based on the next computed value of an Accumulation Unit following receipt of payment in proper form by KILICO. The value of an Accumulation Unit is determined when the net asset values of the Portfolios of the Fund are calculated, which is generally at 3:00 p.m. Chicago time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the General Account will begin earning interest one day after receipt in proper form. However, with respect to initial Purchase Payments, the amount will be credited only after an affirmative determination by KILICO to issue the Contract, but no later than the second day following receipt of the Purchase Payment. After the initial purchase, the number of Accumulation Units credited is determined by dividing the Purchase Payment amount allocated to a Subaccount by the Accumulation Unit value which is next computed following receipt by KILICO of any Purchase Payment in good funds. Purchase Payments will not be received except on those days when the New York Stock Exchange is open for trading. A Contract Owner is limited to allocating Contract

Value to a maximum of 18 allocation options over the life of a Contract, including the General Account and loan account.

The number of Accumulation Units will not change because of a subsequent change in value. The dollar value of an Accumulation Unit will vary to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units will be reduced upon assessment of the Records Maintenance Charge.

If KILICO has not been provided with information sufficient to establish a Contract or to properly credit such Purchase Payment, it will promptly request that the necessary information be furnished. If the requested information is not furnished within five (5) business days of initial receipt of the Purchase Payment, or if KILICO determines that it cannot otherwise issue the Contract within the five (5) day period, the Purchase Payment will be returned to the Owner, unless the Owner specifically consents to KILICO retaining the purchase payment until the application is made complete.

2. ACCUMULATION UNIT VALUE.

Each Subaccount has an Accumulation Unit value. When Purchase Payments or other amounts are allocated to a Subaccount, a number of units are purchased based on the Subaccount's Accumulation Unit value at the end of the Valuation Period during which the allocation is made. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that period multiplied by the Accumulation Unit value for the immediately preceding period. Each Valuation Period has a single Accumulation Unit value which is applied to each day in the period.

Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for a Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

     (1) is the net result of:

         a. the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

         b. the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

         c. a charge or credit for any taxes reserved for the current Valuation Period which KILICO determines to have resulted from the investment operations of the Subaccount;

     (2) is the net asset value per share of the investment held in the Subaccount, determined at the end of the last prior Valuation Period;

     (3) is the factor representing the mortality and expense risk and administrative cost charge stated in the Contract for the number of days in the Valuation Period.

3. CONTRACT VALUE.

Separate Account Contract Value on any Valuation Date can be determined by multiplying the total number of Accumulation Units credited to the Contract for a Subaccount by the value of an Accumulation Unit for that Subaccount on that Valuation Date, then adding the values of the Owner's Contract interest in each Subaccount in which the Contract is participating. That amount, when added to the Owner's Contract interest in the General Account, equals the Contract Value.

4. TRANSFER DURING ACCUMULATION PERIOD.


During the Accumulation Period, a Contract Owner may transfer the Contract Value among the Subaccounts and the Fixed Accumulation Option subject to the following provisions: (i) The General Account Contract Value, less Debt, may be transferred one time during the Contract Year to one or more Subaccounts in the thirty day period following an anniversary of a Contract Year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later; and (ii) A Contract

Owner is limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, including the General Account and loan account.

KILICO will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored by KILICO, a telephone transfer authorization must be completed by the Contract Owner. The minimum partial transfer amount is $500. No partial transfer may be made if the value of the Contract Owner's remaining Contract interest in a Subaccount or the General Account, from which amounts are to be transferred, would be less than $500 after such transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values next determined following receipt of valid, complete transfer instructions by KILICO. The transfer privilege may be suspended, modified or terminated at any time (subject to state requirements). KILICO disclaims all liability for acting in good faith in following instructions which are given in accordance with procedures established by KILICO, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, a Contract Owner would bear the risk of loss in the event of a fraudulent telephone transfer.

5. WITHDRAWAL DURING ACCUMULATION PERIOD.


The Contract Owner may redeem all or a portion of the Contract Value less Debt and previous withdrawals. Contract Owners should be aware that such withdrawals may, under certain circumstances, be subject to adverse tax consequences under the Internal Revenue Code. (See "Taxation of Partial and Full Withdrawals.") A withdrawal of the entire Contract Value is called a surrender.


A Contract Owner may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If the Contract Owner withdraws an amount in excess of 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year, so that there is no charge against Accumulation Units withdrawn in their seventh and later Contribution Years. However, in no event shall the aggregate Withdrawal Charges assessed against a Contract exceed 7.25% of the aggregate Purchase Payments made under the Contract.

In the case of a Contract invested other than solely in one Subaccount, a Contract Owner requesting a partial withdrawal must specify what portion of the Owner's Contract interest is to be redeemed. If a Contract Owner does not specify what portion of the Owner's Contract interest is to be redeemed, KILICO will redeem Accumulation Units from all Subaccounts in which the Contract Owner has an interest and the General Account. The number of Accumulation Units redeemed from each Subaccount and the amount redeemed from the General Account will be in approximately the proportion which the Owner's Contract interest in each Subaccount and in the General Account bears to the Contract Value. In all cases, the Accumulation Units attributable to the earliest Contribution Years will be redeemed first.

The Contract Owner may request a partial withdrawal subject to the following conditions:

     (1) The amount requested must be at least $500, or the Owner's entire interest in the Subaccount or the General Account from which withdrawal is requested.

     (2) The Owner's Contract interest in the Subaccount, or the General Account from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

Election to withdraw shall be made in writing to KILICO at its home office at 1 Kemper Drive, Long Grove, Ill. 60049 and should be accompanied by the Contract if the request is for total withdrawal. Withdrawal requests will not be received except on KILICO business days which are those days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values next computed following receipt of the request in proper order. The Withdrawal Value attributable to the Subaccounts will be paid within seven (7) days after the date a proper written request is received by KILICO at its home office provided, however, that KILICO may suspend the right of withdrawal or delay payment more than seven (7) days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Portfolio of the Fund normally utilizes is restricted or an emergency exists as determined by the Securities and Exchange Commission, so that disposal of the Subaccount's investments or determination of its Accumulation Unit value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit for the protection of Contract Owners or Unitholders.

Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Tax Matters.")


A participant in the Texas Optional Retirement Program ("ORP") is required to obtain a certificate of termination from the participant's employer before a Contract can be redeemed. This requirement is imposed because the Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting identical requirements for optional retirement programs, KILICO will follow the same procedures. See "Qualified Plans" for information on tax-sheltered annuities.

6. DEATH BENEFIT.

If the Annuitant dies during the Accumulation Period, prior to attaining age 75, the Contract Value less Debt as computed at the end of the Valuation Period next following receipt by KILICO of due proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater, will be paid to the designated Beneficiary. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of (a) the Contract Value less Debt or (b) the total amount of Purchase Payments, less both Debt and the aggregate dollar amount of all previous partial withdrawals. If death occurs at age 75 or later, the death benefit will be the Contract Value less Debt. The Owner or Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under "Annuity Options" below.

For Non-Qualified Plan Contracts issued on and after January 19, 1985, if the Owner is not the Annuitant and the Owner dies before the Annuitant, the death benefit will be paid to the designated Beneficiary. The death benefit is determined as stated above, except that the age of the Owner at death is used in determining the amount payable. If the Beneficiary is the surviving spouse of the Owner, the surviving spouse may elect to be treated as the successor Owner of the Contract with no requirement to begin Death Benefit distribution. The issue age of the deceased Owner applies in computing the Death Benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.


7. LOANS.



The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Code or as a qualified plan under Section 401 of the Code may request a loan any time during the accumulation period. Loans are made from the General Account and are limited to the General Account Contract Value minus any withdrawal charge that would apply to the Contract Value and minus interest on the loan for the remainder of the Contract Year. In general, loans may not exceed 50% of the Contract Value, or, if less, $50,000. The minimum loan is $1,000.


For non-ERISA loans, the loan interest rate is 5.5% per year. For loans issued under ERISA plans, the loan interest rate will vary based on current rates. Interest that is not paid when due is added to the loan and will bear interest at the same rate as the loan. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2.5% less than the loan rate.

Loans must be repaid in substantially equal quarterly payments within 5 years. Loans used to purchase the principal residence of the Owner must be repaid within 30 years.

If a loan payment is not made when due, interest will continue to accrue. On 403(b) Contracts, to the extent permitted by law, the amount of the defaulted payment plus accrued interest will be deducted from the Contract and paid to KILICO. Any loan payment which is not made when due, plus interest, will be treated as a distribution as permitted by law, may be taxable to the borrower, and may be subject to early withdrawal tax penalty.

If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. Any loans made under a Contract will be subject to administrative procedures then in effect as reflected under the loan agreement used by KILICO.

                         CONTRACT CHARGES AND EXPENSES

Charges and deductions under the Contracts are made for KILICO's assumption of mortality and expense risk and administrative expenses, and for an annual Records Maintenance Charge. Subject to certain expense limitations, investment management fees and other expenses of the Funds are indirectly borne by the Contract Owner. KILICO will deduct state premium taxes from Contract Value when paid by KILICO. Where applicable, the dollar amount of state premium taxes previously paid or paid upon annuitization by KILICO will be charged back against the Contract Value when and if the Contract is annuitized. Additionally, where applicable, a Withdrawal Charge may be assessed by KILICO in the event of early withdrawal or early annuitization.

A. CHARGES AGAINST THE SEPARATE ACCOUNT.

During the Accumulation Period and the Annuity Period, KILICO assesses that portion of each Subaccount representing assets under Periodic Payment Contracts with a daily asset charge for mortality and expense risks and administrative costs, which amounts to an aggregate of one and three-tenths percent (1.30%) per annum (consisting of approximately .70% for mortality risks, approximately .30% for expense risks and approximately .30% for administrative costs). Flexible Payment Contracts, which are no longer offered, have a daily asset charge of 1.00%. The administrative charge is intended to cover the average anticipated administrative expenses to be incurred over the period the Contracts are in force. With an administrative charge based on a percentage of assets, however, there is not necessarily a direct relationship between the amount of the charge and the administrative costs of a particular account. Additionally, KILICO deducts an annual Records Maintenance Charge of $36 (assessed ratably each quarter) for each Contract as described below. The Records Maintenance Charge is not assessed during the Annuity Period.


These charges may be decreased by KILICO without notice but may not exceed the rate or amount shown above.


1. RECORDS MAINTENANCE CHARGE.


KILICO will assess an annual Records Maintenance Charge of $36 (assessed ratably each quarter) during the Accumulation Period against each Contract which has participated in one or more of the Subaccounts during the calendar year whether or not any Purchase Payments have been made during the year. This charge is to reimburse KILICO for expenses incurred in establishing and maintaining the records relating to a Contract's participation in the Separate Account. The imposition of the Records Maintenance Charge will be made at the end of each calendar quarter and will constitute a reduction in the net assets of each Subaccount.


At any time the Records Maintenance Charge is assessed, an equal portion of the applicable charge will be assessed against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge will be redeemed from each Subaccount, or from the General Account Contract Value if necessary to meet the assessment.

2. MORTALITY RISK.

Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses incurred by KILICO.

The mortality risk assumed by KILICO arises from two contractual obligations. First, in case of the death of the Contract Owner or of the Annuitant prior to the Annuitant's 75th birthday, and prior to the Annuity Date, KILICO will return to the Beneficiary the Contract Value minus Debt, or the total amount of Purchase Payments minus Debt, whichever is greater. If a Contract has been subject to a partial withdrawal, the death benefit shall be the greater of (a) Contract Value minus Debt, or (b) the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals. The second contractual obligation assumed by KILICO is to continue to make annuity payments to each Annuitant for the entire life of the Annuitant under Annuity Options involving life contingencies.

The latter assures each Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.

3. EXPENSE RISK.

KILICO also assumes the risk that all actual expenses involved in administering the Contracts including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the amount recovered from the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.

4. ADMINISTRATIVE COSTS.

The daily asset charge for administrative costs is imposed to reimburse KILICO for the expenses it incurs for administering the Contracts, which include, among other things, responding to Contract Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Contract Owners.

B. WITHDRAWAL CHARGE.


No sales charge is deducted from any Purchase Payment. However, a contingent deferred sales charge ("Withdrawal Charge") will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, and other promotion and acquisition expenses. Also, withdrawals (which may include certain loans) may be subject to certain adverse tax consequences. (See "Taxation of Partial and Full Withdrawals.")


A Contract Owner may withdraw up to 10% of the Contract Value less Debt determined at the time the withdrawal is requested in any Contract Year without assessment of any charge. If the Contract Owner withdraws an amount in excess of 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% subjects the Contract to a Withdrawal Charge. The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year, so that there is no charge against Accumulation Units withdrawn or annuitized in their seventh and later Contribution Years as shown below:

       YEAR OF
     WITHDRAWAL                                              WITHDRAWAL
   AFTER PURCHASE                                              CHARGE
   --------------                                            ----------
First......................................................       6%
Second.....................................................       5%
Third......................................................       4%
Fourth.....................................................       3%
Fifth......................................................       2%
Sixth......................................................       1%
Seventh and following......................................       0%

When a withdrawal is requested, the recipient will receive a check in the amount requested. To the extent that any Withdrawal Charge is applicable, the Contract Value will be reduced by the amount of the Withdrawal Charge in addition to the actual dollar amount sent to the Owner.

Because the Contribution Years are Contract Years in which a Purchase Payment is made, Contract Owners may be subject to a Withdrawal Charge as indicated above, even though the Contract may have been issued many years earlier. However, in no event shall the aggregate Withdrawal Charges assessed against a Contract exceed 7.25% of the aggregate Purchase Payments made under the Contract. (For additional details, see "Withdrawal During Accumulation Period.")


The Withdrawal Charges are intended to compensate KILICO for expenses in connection with distribution of the Contracts.


The Withdrawal Charge also applies at the time of annuitization to amounts attributable to Accumulation Units in their sixth Contribution Year or earlier. The amount annuitized is subject to the Withdrawal Charge, as applicable. There shall be no Withdrawal Charge assessed upon annuitization so long as annuity payments provide for payment under Annuity Options 2, 3 or 4, or payments under Annuity Option 1 are scheduled to continue for at least five years. Effective September 4, 1990, for Qualified Plan Contracts, Withdrawal Charges will be waived if a Contract is surrendered in the sixth Contract Year or later when the Annuitant is at least 59 1/2 years old at the time of such surrender.

The Withdrawal Charge may be reduced or eliminated, but only to the extent KILICO anticipates that it will incur lower sales expenses or perform fewer services because of economies arising from the size of the particular group, the average contribution per participant, or the use of mass enrollment procedures. Units of a Subaccount sold to officers, directors and employees of KILICO and investment advisers to the Investors Fund Series, and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons may be withdrawn without any Withdrawal Charge.


C. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES.


The net asset value of each of the Portfolios of the Funds reflects investment management fees and certain general operating expenses already deducted from the assets of the Portfolios. Subject to certain limitations, these fees and expenses are indirectly borne by the Contract Owners. Investment management fees are described on page 13. Further detail about fees and expenses of the Portfolios is provided in the attached Prospectuses for the Funds and in the Funds' Statements of Additional Information.


D. STATE PREMIUM TAXES.

Certain state and local governments impose a premium tax ranging from 0% to 3.5% on the amount of Purchase Payments. Where applicable, the dollar amount of state premium taxes previously paid or payable upon annuitization by KILICO may be charged against the Contract Value if not previously assessed, when and if the Contract is annuitized. See "Appendix--State Premium Tax Chart" in the Statement of Additional Information.

                               THE ANNUITY PERIOD

Contracts may be annuitized under one of several Annuity Options. Annuity payments will begin on the Annuity Date under the Annuity Option selected by the Owner.

1. ANNUITY PAYMENTS.

Annuity payments will be determined on the basis of (i) the annuity table specified in the Contract, (ii) the Annuity Option selected, and (iii) the investment performance of the Subaccount selected. The Annuitant receives the value of a fixed number of Annuity Units each month. The value of an Annuity Unit will reflect the investment performance of the Subaccounts selected, and the amount of each annuity payment will vary accordingly. Annuity payments may be subject to a Withdrawal Charge if made within the sixth Contribution Year or earlier. If the Owner elects an annuity which provides either an income benefit period of five years or more, or a benefit under which payment is contingent upon the life of the payee(s), any applicable Withdrawal Charges will be waived.

2. ANNUITY OPTIONS.

The Contract Owner may elect to have annuity payments made under any one of the Annuity Options specified in the Contract and described below. The Contract Owner may decide at any time (subject to the provisions of any applicable retirement plan) to commence annuity payments. A change of Annuity Option is permitted if made before the date annuity payments are to commence. For a Non-Qualified Plan Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Plan Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments will be made in monthly installments. However, if the net proceeds available to apply under an Annuity Option are less than $2,000, KILICO shall have the right to pay the annuity in one lump sum. In addition, if the first payment provided would be less than $25, KILICO shall have the right to change the frequency of payments to quarterly, semiannual or annual intervals resulting in an initial payment of at least $25.

The amount of periodic annuity payments will depend upon (a) the type of annuity option selected; (b) the age of the payee; and (c) the investment experience of the Subaccounts selected. For example, if the annuity option selected is income for a specified period, the shorter the period selected the fewer payments will be made and those payments will have a higher value. If the annuity option selected is life income, it is likely the payments will be in a smaller amount than income for a short specified period. If an individual selects the life income with installments guaranteed option, the payments will probably be in a smaller amount than for the life income option. If an individual selects the joint and survivor annuity option, the payments will be smaller than those measured by an individual life income option. The age of the payee will also influence the amount of periodic annuity payments because presumably the older the payee, the shorter the life expectancy and the larger the payments. Finally, if the Contract Owner participates in a Subaccount with higher investment performance, it is likely the Contract Owner will receive a higher periodic payment.

For Non-Qualified Plan Contracts issued on and after January 19, 1985, if the Owner dies before the Annuity Date, Annuity Options which may be elected are limited. The Annuity Options available are (a) Option 2 or (b) Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than 5 years from the Owner's death). If the Beneficiary is not an individual, the entire interest must be distributed within 5 years of the Owner's death. The Death Benefit distribution must begin no later than one year from the Owner's death or such later date as prescribed by federal regulation.

OPTION 1--INCOME FOR SPECIFIED PERIOD.

An annuity payable monthly for a selected number of years ranging from five to thirty. Upon payee's death, if the Beneficiary is a natural person, KILICO will automatically continue payments for the remainder of the certain period to the Beneficiary. If the Beneficiary is either an estate or trust, KILICO will pay a commuted value of the remaining payments. Variable Annuity payments under Option 1 reflect the payment of the mortality and expense risk charge, even though there is no life contingency risk associated with Option 1.

OPTION 2--LIFE INCOME.

An annuity payable monthly during the lifetime of the payee, terminating with the last monthly payment due prior to the death of the payee. If this Option is elected, annuity payments terminate automatically and immediately on the death of the payee without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED.

An annuity payable monthly during the lifetime of the payee with the provision that if, at the death of the payee, payments have been made for less than five, ten, fifteen or twenty years as elected, and the Beneficiary is a natural person, KILICO will automatically continue payments for the remainder of the elected period to the Beneficiary. If the Beneficiary is either an estate or trust, KILICO will pay a commuted value of the remaining payments.

OPTION 4--JOINT AND SURVIVOR ANNUITY.

An annuity payable monthly while both payees are living. Upon the death of either payee, the monthly income payable will continue during the lifetime of the surviving payee at the percentage of such full amount chosen at the time of election of this Option. Annuity payments terminate automatically and immediately upon the death of the surviving payee without regard to the number or total amount of payments received.

Payees under Option 1 by written notice to KILICO may cancel all or part of the remaining payments due and receive that part of the remaining value of the Contract.

3. ALLOCATION OF ANNUITY.

The Contract Owner may elect to have payments made on a fixed or variable basis, or a combination of both. An Owner may exercise the transfer privilege during the Accumulation Period for the purposes of such allocation. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to stated limitations.

4. TRANSFER DURING ANNUITY PERIOD.

During the Annuity Period, the payee may transfer the value of the payee's Contract interest in a Subaccount(s) to another Subaccount or to the General Account by written request to KILICO subject to the following limitations:

     a. No transfer to a Subaccount may be made during the first year of the Annuity Period; subsequent transfers are limited to one per year during the Annuity Period.

     b. A Contract's entire interest in a Subaccount must be transferred.

     c. A transfer to a Subaccount, if notice to KILICO is received more than seven (7) days prior to any annuity payment date, shall be effective during the Valuation Period next succeeding the date such notice is received. If received fewer than seven (7) days before any annuity payment date, the transfer shall be effective during the Valuation Period next succeeding that annuity payment date.

     d. A transfer to the General Account may be made effective only on an anniversary of the first Annuity Date and upon not less than thirty (30) days prior written notice to KILICO.

The Annuity Unit value of a Subaccount shall be determined as of the end of the Valuation Period next preceding the effective date of the transfer. The transfer privilege may be suspended, modified or terminated at any time (subject to state requirements). Payees should consider the appropriateness of each Subaccount's investment objectives and risks as an investment during the Annuity Period.

5. ANNUITY UNIT VALUE.

The value of an Annuity Unit is determined independently for each of the Subaccounts.

For each Subaccount, the Annuity Unit value for any Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated, and multiplying the result by an interest factor which offsets the effect of the assumed investment earnings rate of 2.5% per annum which is assumed in the annuity tables contained in the Contract.

The net investment factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) where:

     (a) Is the value of an Accumulation Unit for the applicable Subaccount as of the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved.

     (b) Is the value of an Accumulation Unit for the applicable Subaccount as of the end of the immediately preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. FIRST PERIODIC PAYMENT.

At the time annuity payments begin, the value of the Owner's Contract interest is determined by multiplying the applicable Accumulation Unit values at the end of the Valuation Period immediately preceding the date the first annuity payment is due by the respective number of Accumulation Units credited to the Owner's Contract interest as of the end of such Valuation Period, less the dollar amount of premium taxes not previously deducted, if applicable, and less the amount of the Withdrawal Charge, if applicable.

There is no withdrawal charge assessed so long as annuity payments provide for payments under Annuity Options 2, 3 or 4 or payments under Annuity Option 1 are scheduled to continue for at least five years.

The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value less deduction for Debt and premium taxes, if applicable.

A 2.5% per annum assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate exceeds 2.5% per annum, payments will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 2.5% per annum, annuity payments will decrease.

7. SUBSEQUENT PERIODIC PAYMENTS.

The amount of the second and subsequent annuity payments is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Period next preceding the date on which each annuity payment is due. The dollar amount of the first annuity payment as determined above is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. The number of Annuity Units determined for the first annuity payment remains constant for the second and subsequent monthly payments.

8. FIXED ANNUITY PAYMENTS.

The amount of each payment under a Fixed Annuity will be determined from tables prepared by KILICO. Such tables show the monthly payment for each $1,000 of Contract Value allocated to provide a Fixed Annuity. Fixed Annuity payments will not change regardless of investment, mortality or expense experience.

9. DEATH BENEFIT.

If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, will depend upon the form of annuity payment in effect at the time of death. (See "Annuity Options.")


                              FEDERAL TAX MATTERS



A. INTRODUCTION



The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.



This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, KILICO MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.



B. KILICO'S TAX STATUS



KILICO is taxed as a life insurance company under the Code. Since the operations of the Separate Account are a part of, and are taxed with, the operations of KILICO, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. KILICO does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Separate Account, and therefore KILICO does not intend to make provision for any such taxes. If KILICO is taxed on investment income or capital gains of the Separate Account, then KILICO may impose a charge against the Separate Account in order to make provision for such taxes.



C. TAXATION OF ANNUITIES IN GENERAL



1. TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in the Contract Value of a Non-Qualified Plan Contract is generally not taxable to the Contract Owner or Annuitant until received, either in the form of annuity payments, as contemplated by the Contract, or in some other form of distribution. However, certain requirements must be satisfied in order for this general rule to apply, including: (1) the Contract must be owned by an individual (or treated as owned by an individual), (2) the investments of the Separate Account must be "adequately diversified" in accordance with Treasury Department regulations, (3) KILICO, rather than the Contract Owner, must be considered the owner of the assets of the Separate Account for federal tax purposes, and (4) the Contract must provide for appropriate amortization, through annuity payments, of the contract's Purchase Payments and earnings, E.G., the Annuity Date must not occur at too advanced an age.

NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such Contracts is taxed as ordinary income that is received or accrued by the Contract Owner during the taxable year. There are several exceptions to this general rule for non-natural Contract Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.



In addition, exceptions to the general rule for non-natural Contract Owners will apply with respect to (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent, (2) certain Qualified Contracts, (3) certain Contracts purchased by employers upon the termination of certain qualified plans, (4) certain Contracts used in connection with structured settlement agreements, and (5) Contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.



DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments of the Separate Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Separate Account are "adequately diversified." If the Separate Account failed to comply with these diversification standards, a Contract would not be treated as an annuity contract for federal income tax purposes and the Contract Owner would generally be taxable currently on the excess of the Contract Value over the Purchase Payments paid for the Contract.



Although KILICO does not control the investments of the Funds, it expects that the Funds will comply with such regulations so that the Separate Account will be considered "adequately diversified."



OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service (the "Service") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.



The ownership rights under this Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of this Contract has the choice of many more investment options to which to allocate Purchase Payments and Contract Values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the Contract Owner being treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. In addition, KILICO does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. KILICO therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Separate Account.



DELAYED ANNUITY DATES. If the Contract's Annuity Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age, E.G., past age 85, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Contract Owner's income.



The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes and that KILICO will be treated as the owner of the Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS



In the case of a partial withdrawal from a Non-Qualified Contract, amounts received are includible in income to the extent the Contract Value before the withdrawal exceeds the "investment in the contract." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to Qualified Plan Contracts) less any amounts previously received from the Contract which were not included in income.



Other than in the case of certain Qualified Plan Contracts, any amount received as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the Contract Value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under Qualified Plan Contracts.) The investment in the Contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers a Contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the Contract Value and the "investment in the contract" at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.



The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. As described elsewhere in this Prospectus, KILICO imposes certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for federal income tax purposes as a partial withdrawal from the Contract.



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.



3. TAXATION OF ANNUITY PAYMENTS



Normally, the portion of each annuity payment taxable as ordinary income is equal to the excess of the payment over the exclusion amount. In the case of variable annuity payments, the exclusion amount is the "investment in the contract" (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying (1) the payment by (2) the ratio of the investment in the contract allocated to the fixed annuity option, adjusted for any period certain or refund feature, to the total expected value of annuity payments for the term of the contract (determined under Treasury Department regulations).



Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.



4. TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. Prior to the Annuity Date, such death benefit proceeds are includible in income as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. After the Annuity Date, where a guaranteed period exists under an annuity option and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or (2) if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS



There is a 10% penalty tax on the taxable amount of any payment from a Non-Qualified Plan Contract unless the payment is: (a) received on or after the Contract Owner reaches age 59 1/2; (b) attributable to the Contract Owner's becoming disabled (as defined in the tax law); (c) made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant (as defined in the tax law); (d) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Annuitant or for the joint lives (or joint life expectancies) of the Annuitant and designated Beneficiary (as defined in the tax law); (e) made under a Contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or (f) made with respect to certain annuities issued in connection with structured settlement agreements. (A similar penalty tax, applicable to distributions from certain Qualified Plan Contracts, is discussed below.)



6. AGGREGATION OF CONTRACTS



In certain circumstances, the amount of an Annuity Payment or a withdrawal from a Non-Qualified Plan Contract that is includible in income may be determined by combining some or all of the Non-Qualified Plan Contracts owned by an individual. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the Service may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.



D. QUALIFIED PLANS



The Contracts are also designed for use in connection with retirement plans which receive favorable treatment under sections 401, 403, 408, or 457 of the Code ("Qualified Plans"). Such contracts are referred to as "Qualified Plan Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Plan Contracts. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans.



The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain Qualified Plan Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Plan Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the Owner may claim for such contribution, are limited under Qualified Plans. If this Contract is used in connection with a Qualified Plan, the Owner and Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the Annuitant and joint Annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.



In addition, special rules apply to the time at which distributions must commence under a Qualified Plan Contract and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of "Individual Retirement Annuities" ("IRAs"), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

There is also a 10% penalty tax on the taxable amount of any payment from certain Qualified Plan Contracts (but not section 457 plan Contracts). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2 year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment (a) received on or after the Contract Owner reaches age 59 1/2, (b) received on or after the Contract Owner's death or because of the Contract Owner's disability (as defined in the tax law), or (c) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Contract Owner or for the joint lives (or joint life expectancies) of the Contract Owner and designated beneficiary (as defined in the tax law). These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other Qualified Plan Contracts (although, in the case of plans qualified under sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the Contract Owner has separated from service).



When issued in connection with a Qualified Plan, a Contract will be amended as generally necessary to conform to the requirements of the plan. However, Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, KILICO shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless KILICO consents.



1. QUALIFIED PLAN TYPES



Following are brief descriptions of the various types of Qualified Plans in connection with which KILICO may issue a contract.



INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of Qualified Plans may be "rolled over" on a tax-deferred basis into an IRA.



IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that the Contract's death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.



SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the Contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs). Employers and employees intending to use the Contract in connection with such plans should seek competent advice.



SIMPLE IRAS. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (SEE Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the Contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers and employees intending to use the Contract in connection with such plans should seek competent advice.



CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT- SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.



TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, purchasers should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the Contract Owner also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.



Tax-sheltered annuity contracts must contain restrictions on withdrawals of (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989. These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent KILICO is directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a section 403(b)(7) custodial account.)



DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.



2. DIRECT ROLLOVERS



If the Contract is used in connection with a retirement plan that is qualified under sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as (i) minimum distributions required under section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."



Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the distributee elects to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING



KILICO will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies KILICO at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, KILICO may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


                           DISTRIBUTION OF CONTRACTS

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. In addition to commissions, KILICO may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell the Contracts. In some instances, such other incentives may be offered only to certain licensed broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or other contracts issued by KILICO. The Contracts are distributed through the principal underwriter for the Separate Account, which is Investors Brokerage Services, Inc. ("IBS"), a wholly owned subsidiary of KILICO, which enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options are not available to all Contract Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers that have entered into a selling group agreement that authorizes the sale of Contracts with all of the investment options. Other distributors may sell and service contracts with limited investment options.

                                 VOTING RIGHTS

Proxy materials in connection with any shareholder meeting of a Fund will be delivered to each Contract Owner with Subaccount interests invested in such Fund as of the record date for voting at such meeting. Such proxy materials will include an appropriate form which may be used to give voting instructions. KILICO will vote such Fund shares held in each Subaccount in accordance with instructions received from persons having a Subaccount interest in such Fund shares. Fund shares as to which no timely voting instructions are received will be voted by KILICO in proportion to the voting instructions received from all persons in a timely manner. KILICO will also vote any Fund shares attributed to amounts it has accumulated in the Subaccounts in the same proportion that Contract Owners vote. A Fund is not required to hold annual shareholders' meetings. They will, however, hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Contract Owners of all Contracts participating in each Subaccount shall have voting rights with respect to the Portfolio invested in by that Subaccount, based upon each Contract Owner's proportionate interest in that Subaccount as measured by units. The person having such voting rights will be the Contract Owner before surrender, the Annuity Date or the death of the Annuitant, and thereafter, the payee entitled to receive Variable Annuity payments under the Contract. During the Annuity Period, voting rights attributable to a Contract will generally decrease as Annuity Units attributable to an Annuitant decrease.

                    REPORTS TO CONTRACT OWNERS AND INQUIRIES

Immediately after each Contract anniversary, Contract Owners will be sent statements for their own Contract showing the amount credited to each Subaccount and to the Fixed Accumulation Option. It will also show the interest rate(s) that KILICO is crediting upon amounts then held under the Fixed Accumulation Option. In addition, Contract Owners transferring amounts among the investment options or making additional payments will receive written confirmation of such transactions. Upon request, any Contract Owner will be sent a current statement in a form similar to that of the annual statement described above. Each Contract Owner will also be sent annual and semi-annual reports for the Portfolios that correspond to the Subaccounts in which the Contract Owner is invested and a list of the securities held in each such Portfolio, as required by the 1940 Act.

A Contract Owner may direct inquiries to the individual who sold him or her the Contract or may call 1-800-621-5001 or write to Kemper Investors Life Insurance Company, Customer Service, 1 Kemper Drive, Long Grove, Illinois 60049.

                             DOLLAR COST AVERAGING


A Contract Owner may predesignate a portion of the Contract Value under a Contract attributable to the Money Market or Government Securities Subaccount to be automatically transferred on a monthly basis for a specified duration to one or more of the other Subaccounts and the General Account during the Accumulation Period. A Contract Owner may predesignate a portion of the Contract Value under the Contract attributable to the General Account to be automatically transferred on a monthly or quarterly basis for a specified duration of at least one year to one or more of the Subaccounts during the Accumulation Period. A Contract Owner is limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, including the General Account and loan account. A Contract Owner may enroll in this program at the time the Contract is issued or anytime thereafter by properly completing the Dollar Cost Averaging enrollment form and returning it to KILICO at its home office at least five (5) business days prior to the second Tuesday of a month which is the date that all dollar cost averaging transfers will be made ("Transfer Date").


Transfers will be made in the amounts designated by the Contract Owner and must be at least $100 per Subaccount or General Account. The total Contract Value in the Money Market or Government Securities Subaccount at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each Transfer Date multiplied by the duration selected. Dollar Cost Averaging will cease automatically if the Contract Value does not equal or exceed the amount designated to be transferred on each Transfer Date and the remaining amount will be transferred.

Dollar Cost Averaging will terminate when (i) the number of designated monthly transfers has been completed, (ii) the Contract Value attributable to the Money Market or Government Securities Subaccount is insufficient to complete the next transfer, (iii) the Contract Owner requests termination in writing and such writing is received by KILICO at its home office at least five (5) business days prior to the next Transfer Date in order to cancel the transfer scheduled to take effect on such date, or (iv) the Contract is surrendered or annuitized.

If the General Account has a balance of at least $10,000, a Contract Owner may elect automatic calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. A Contract Owner may enroll in this program at any time by completing the proper Dollar Cost Averaging enrollment form and returning it to KILICO at its home office at least ten (10) days prior to the end of the calendar quarter. The Transfer Date will be within five business days of the end of the calendar quarter.

Following the Issue Date, a Contract Owner may initiate, reinstate or change Dollar Cost Averaging or change existing Dollar Cost Averaging terms by properly completing the new enrollment form and returning it to KILICO at its home office at least five (5) business days, ten (10) business days for General Account transfers, prior to the next Transfer Date such transfer is to be made.

When utilizing Dollar Cost Averaging, a Contract Owner must be invested in the Money Market or Government Securities Subaccount or the General Account and may be invested in the General Account and a maximum of five other Subaccounts at any given time. Election of Dollar Cost Averaging is not available during the Annuity Period.

                           SYSTEMATIC WITHDRAWAL PLAN

KILICO administers a Systematic Withdrawal Plan ("SWP") which allows certain Contract Owners to pre-authorize periodic withdrawals during the Accumulation Period. Contract Owners entering into a SWP agreement instruct KILICO to withdraw selected amounts from the General Account, or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. Currently the SWP is available to Contract Owners who request a minimum $100.00 periodic payment. If the amounts distributed under the SWP exceed the amount free of withdrawal charge (currently 10% of Contract Value) then the withdrawal charge will be applied on any amounts exceeding the 10% free withdrawal. WITHDRAWALS TAKEN UNDER THE SWP MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY ON EARLY WITHDRAWALS AND TO INCOME TAXES AND WITHHOLDING. SEE "FEDERAL INCOME TAXES." Contract owners interested in SWP may obtain an application and full information concerning this program and its restrictions from their representative or KILICO's home office. The right is reserved to amend the SWP on thirty days' notice. The SWP may be terminated at any time by the Contract Owner or KILICO.

                         PROVISIONS OF PRIOR CONTRACTS

Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:

FIXED ACCUMULATION OPTIONS. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by KILICO in its sole discretion, but not less than 4%.

TRANSFER DURING ACCUMULATION PERIOD. During the Accumulation Period, a Contract Owner may transfer the Contract Value among the Subaccounts and the Fixed Accumulation Options subject to the following provisions: (i) No transfer can be made until the initial Purchase payment has been in a Subaccount or General Account I or II for fifteen days; (ii) Once all or part of the Owner's Separate Account Contract value has been transferred to General Account I or II or from one Subaccount to another Subaccount another transfer may not be made within the next fifteen day period; (iii) Once all or part of the Owner's General Account I Contract Value has been transferred to General Account II or to a Subaccount another transfer may not be made within the next fifteen day period; and (iv) General Account II Contract value, less Debt may be transferred one time during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.

WITHDRAWALS DURING ACCUMULATION PERIOD. The Contract owner may request a partial withdrawal subject to the following conditions:

(1) The amount requested must be at least $500 or the Owner's entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.

(2) The Owner's Contract interest in the Subaccount, General Account I or General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

LOANS. For non-ERISA loans, the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.

RECORDS MAINTENANCE CHARGE. KILICO will assess an annual Records Maintenance Charge of $25 during the Accumulation period against each contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.

ANNUITY UNIT VALUE AND FIRST PERIODIC PAYMENT. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.

DOLLAR COST AVERAGING. A Contract Owner may predesignate a portion of the Contract value under a Contract attributable to General Account I, Money Market or Government Securities Subaccount to be automatically transferred on a monthly basis to one or more of the other Subaccounts and the General Account II. A Contract Owner may enroll in this program at the time the Contract is issued or any time thereafter by properly completing the Dollar Cost Averaging enrollment form and returning it to KILICO at its home office at least five (5) business days prior to the second Tuesday of a month which is the date that all dollar cost averaging transfers will be made ("Transfer Date").

Transfers will be made in the amounts designated by the Contract Owner and must be at least $100 per Subaccount or General Account I or II. The total Contract Value in General Account I, the Money Market or Government Securities Subaccount at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date multiplied by the duration selection. Dollar Cost Averaging will cease automatically if the Contract value does not equal or exceed the amount designated to be transferred on each Transfer Date and the remaining amount will be transferred.

Dollar Cost Averaging will terminate when (i) the number of designated monthly transfers has been completed, (ii) the Contract Value attributable to General Account I, Money Market or Government Securities Subaccount is insufficient to complete the next transfer, (iii) the Contract Owner requests termination in writing and such writing is received by KILICO at its home office at least five (5) days prior to the next Transfer Date in order to cancel the transfer scheduled to take effect on such date, or (iv) the Contract is surrendered.

If General Account II has a balance of at least $10,000, a Contract Owner may elect automatic calendar quarter transfers of interest accrued in General Account II to one or more of the Subaccounts. A Contract Owner may enroll in this program at any time by completing the proper Dollar Cost Averaging enrollment form and returning it to KILICO at its home office at least ten (10) days prior to the end of the calendar quarter. The transfer will occur within five business days of the end of the calendar quarter.

Following the Issue Date, a Contract Owner may initiate, reinstate or change Dollar Cost Averaging or change existing Dollar Cost Averaging terms by properly completing the new enrollment form and returning it to KILICO at its home office at least five (5) business days, ten (10) business days for General Account II transfers prior to the next transfer Date such transfer is to be made.

When utilizing Dollar Cost Averaging, a Contract owner must be invested in either the General Account or the Money Market or Government Securities Subaccount and be invested in a maximum of five other Subaccounts at any given time. Election of Dollar Cost Averaging is not available during the annuity period.

Systematic withdrawals may be done from General Account I or II or from any of the Subaccounts.

                               LEGAL PROCEEDINGS


There are no material legal proceedings pending to which the Separate Account, KILICO, IBS or ZKI is a party.


             TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, Table of Contents is: Services to the Separate Account; Performance Information of Subaccounts; State Regulation; Experts; Report of Independent Auditors, Financial Statements of the Separate Account, Report of Independent Auditors and Financial Statements of KILICO. The Statement of Additional Information should be read in conjunction with this Prospectus.

APPENDIX



KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND


VARIABLE ANNUITY IRA AND SIMPLE IRA DISCLOSURE STATEMENT



This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Individual Retirement Annuities (IRAs) and Simple Individual Retirement Annuities (SIMPLE IRA). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA or a SIMPLE IRA. Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service.



A. REVOCATION



Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, wire Kemper Investors Life Insurance Company, 1 Kemper Drive, Long Grove, Illinois 60049, or call 1-800-621-5001.



B. STATUTORY REQUIREMENTS



This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.



1. The amount in your IRA must be fully vested at all times and the entire interest of the owner must be nonforfeitable.



2. The Contract must be nontransferable by the owner.



3. The Contract must have flexible premiums.



4. You must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date)(see "Required Distributions").



5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), (1) all contributions to an IRA must be cash contributions which do not exceed $2,000 for any taxable year, and
(2) all contributions to a SIMPLE IRA must be cash contributions, including matching or nonelective employer contributions (see "SIMPLE IRAs"), which do not exceed $6,000 for any year (as adjusted for inflation).



6. The Contract must be for the exclusive benefit of you and your beneficiaries.



C. ROLLOVERS AND DIRECT TRANSFERS



1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments under an IRA. In one, you transfer amounts from one IRA to another. With the other, you transfer amounts from a qualified employee benefit plan or tax-sheltered annuity to an IRA. Tax-free rollovers can be made from a SIMPLE IRA to another SIMPLE IRA or to a SIMPLE Individual Retirement Account under section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA after a two-year period has expired since the individual first participated in a SIMPLE plan.



2. You must complete the transfer by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA.



3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).



4. A direct transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.



5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA, qualified pension or profit-sharing plan or tax-sheltered annuity, or from a direct transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE IRA or SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA or SIMPLE Individual Retirement Account.



6. Beginning January 1, 1993, a distribution that is eligible for rollover treatment from a qualified employee benefit plan or tax-sheltered annuity will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.



D. ALLOWANCE OF DEDUCTION



1. In general, the amount you can contribute each year to an IRA is the lesser of $2,000 or your taxable compensation for the year. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.



2. If neither you nor your spouse are covered for any part of the year by a qualified retirement plan, the amount you can deduct each year is also the lesser of $2,000 or your taxable compensation. If either you or your spouse are covered by a qualified retirement plan, the $2,000 deduction limit is reduced $10 for each $50 that your adjusted gross income exceeds $40,000 (married filing jointly), $25,000 (single) or zero (married filing separately).



3. Contributions to your IRA can be made at any time. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.



4. You cannot make a contribution other than a rollover contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.



5. IRA contributions of up to $2,000 can be made for you and for your spouse if the combined compensation of you and your spouse is at least equal to the amount contributed. Both of you cannot participate in the same IRA account or contract.



E. SEP-IRA'S



1. The maximum deductible contribution for a Simplified Employee Pension (SEP) IRA is the lesser of $30,000 or 15% of compensation.



2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor). Information about the Kemper SEP is available upon request.



F. SIMPLE IRAS



1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.



2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $6,000 (as adjusted for inflation) for the year. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $150,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.



3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years has passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.



G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS



1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.



2. In general, taxable distributions are included in your gross income in the year you receive them.



3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).



4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.



H. REQUIRED DISTRIBUTIONS



You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).



Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over the life or the lives of you and your spouse, provided that, if installments are guaranteed, the guaranty period does not exceed the lesser of 20 years or the applicable life expectancy.



The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary. Life expectancies are determined using the expected return multiple tables shown in IRS Publication 590 "Individual Retirement Arrangements." To obtain a free copy of IRS Publication 590 and other IRS forms, phone the IRS toll free at 1-800-729-3676 or write the IRS Forms Distribution Center for your area as shown in your income tax return instructions.



If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.



If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.



I. TAX ON EXCESS CONTRIBUTIONS



1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.



2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.



3. If an excess contribution is a result of a rollover and the excess occurred because information required to be supplied by the payor of the distribution was incorrect, you may withdraw the excess contribution. You will have to amend your tax return for the year in which the excess occurred to correct the reporting of the rollover amounts in that year. Do not include, in the year you withdraw it, the excess contribution that was the result of the incorrect information.

J. TAX ON PREMATURE DISTRIBUTIONS



There is an additional tax on premature distributions from your IRA equal to 10% of the amount of the premature distribution that you must include in your gross income. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age
59 1/2. However, the tax on premature distributions does not apply:



1. To amounts that are rolled over tax free.



2. To a series of substantially equal periodic payments made (not less frequently than annually) over your life or life expectancy, or the joint life or life expectancy of you and your beneficiary.



3. If you are permanently disabled. You are considered disabled if you cannot do any substantial gainful activity because of your physical or mental condition. A physician must determine that the condition has lasted or can be expected to last continuously for 12 months or more or that the condition can be expected to lead to death.



4. To distributions made on or after your death.



K. PROHIBITED TRANSACTIONS



If you or your beneficiary engage in a prohibited transaction described in section 4975(c) of the Code with respect to the Contract, the Contract will lose its classification as an IRA or SIMPLE IRA, whichever is applicable, and you must include in your gross income, for the taxable year during which you or your beneficiary engage in the prohibited transaction, the fair market value of the Contract.



L. IRA EXCISE TAX REPORTING



Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.



M. BORROWING



If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the IRA contract as of the first day of your tax year. In addition, the portion borrowed or used as security for a loan will be treated as a distribution subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)



N. FINANCIAL DISCLOSURE



1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.



END OF            LUMP SUM TERMINATION               AT               LUMP SUM TERMINATION
 YEAR              VALUE OF CONTRACT *               AGE               VALUE OF CONTRACT *
------------------------------------------------------------------------------------------------------
  1                                                  60
------------------------------------------------------------------------------------------------------
  2                                                  65
------------------------------------------------------------------------------------------------------
  3                                                  70
------------------------------------------------------------------------------------------------------
  4
------------------------------------------------------------------------------------------------------
  5
------------------------------------------------------------------------------------------------------



* Includes applicable withdrawal charges as described in Item O below.

2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.



END OF            LUMP SUM TERMINATION               AT               LUMP SUM TERMINATION
 YEAR              VALUE OF CONTRACT *               AGE               VALUE OF CONTRACT *
------------------------------------------------------------------------------------------------------
  1                                                  60
------------------------------------------------------------------------------------------------------
  2                                                  65
------------------------------------------------------------------------------------------------------
  3                                                  70
------------------------------------------------------------------------------------------------------
  4
------------------------------------------------------------------------------------------------------
  5
------------------------------------------------------------------------------------------------------



* Includes applicable withdrawal charges as described in Item O below.



O. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)



1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.30% per annum for Periodic Payment Contracts.



2. An annual records maintenance charge of $36.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.



3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by KILICO; under 1 year, 6%; over 1 to 2 years, 5%; over 2 to 3 years, 4%; over 3 to 4 years, 3%; over 4 to 5 years, 2%; over 5 to 6 years, 1%; 6th year and thereafter, 0%.



4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value."



5. The growth in value of your contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

End of   Termination   End of   Termination   End of   Termination   End of   Termination
 Year      Values*      Year      Values*      Year      Values*      Year      Values*
-----------------------------------------------------------------------------------------
   1       $ 1,000       14       $17,371       27       $41,703       40      $ 77,436
-----------------------------------------------------------------------------------------
   2         2,000       15        18,929       28        43,991       41        80,796
-----------------------------------------------------------------------------------------
   3         3,038       16        20,534       29        46,348       42        84,256
-----------------------------------------------------------------------------------------
   4         4,130       17        22,187       30        48,775       43        87,821
-----------------------------------------------------------------------------------------
   5         5,264       18        23,889       31        51,275       44        91,492
-----------------------------------------------------------------------------------------
   6         6,442       19        25,643       32        53,850       45        95,274
-----------------------------------------------------------------------------------------
   7         7,665       20        27,449       33        56,503       46        99,169
-----------------------------------------------------------------------------------------
   8         8,932       21        29,309       34        59,235       47       103,181
-----------------------------------------------------------------------------------------
   9        10,236       22        31,225       35        62,048       48       107,313
-----------------------------------------------------------------------------------------
  10        11,580       23        33,199       36        64,947       49       111,569
-----------------------------------------------------------------------------------------
  11        12,965       24        35,232       37        67,932       50       115,953
-----------------------------------------------------------------------------------------
  12        14,390       25        37,326       38        71,007
-----------------------------------------------------------------------------------------
  13        15,859       26        39,482       39        74,174
-----------------------------------------------------------------------------------------

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

End of   Termination   End of   Termination   End of   Termination   End of   Termination
 Year      Values*      Year      Values*      Year      Values*      Year      Values*
-----------------------------------------------------------------------------------------
   1       $1,000        14       $1,513        27       $2,221        40       $3,262
-----------------------------------------------------------------------------------------
   2        1,013        15        1,558        28        2,288        41        3,360
-----------------------------------------------------------------------------------------
   3        1,053        16        1,605        29        2,357        42        3,461
-----------------------------------------------------------------------------------------
   4        1,095        17        1,653        30        2,427        43        3,565
-----------------------------------------------------------------------------------------
   5        1,138        18        1,702        31        2,500        44        3,671
-----------------------------------------------------------------------------------------
   6        1,183        19        1,754        32        2,575        45        3,782
-----------------------------------------------------------------------------------------
   7        1,230        20        1,806        33        2,652        46        3,895
-----------------------------------------------------------------------------------------
   8        1,267        21        1,860        34        2,732        47        4,012
-----------------------------------------------------------------------------------------
   9        1,305        22        1,916        35        2,814        48        4,132
-----------------------------------------------------------------------------------------
  10        1,344        23        1,974        36        2,898        49        4,256
-----------------------------------------------------------------------------------------
  11        1,384        24        2,033        37        2,985        50        4,384
-----------------------------------------------------------------------------------------
  12        1,426        25        2,094        38        3,075
-----------------------------------------------------------------------------------------
  13        1,469        26        2,157        39        3,167
-----------------------------------------------------------------------------------------

* Includes applicable withdrawal charges.

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 1997


--------------------------------------------------------------------------------

                                PERIODIC PAYMENT

                           VARIABLE ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                              KEMPER ADVANTAGE III

                                   ISSUED BY

                    KEMPER INVESTORS LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

   HOME OFFICE: 1 KEMPER DRIVE, LONG GROVE, ILLINOIS 60049     (847) 550-5500


This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 1997. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing or calling the address or telephone number listed above.


                               ------------------

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
Services to the Separate Account............................  B-1
Performance Information of Subaccounts......................  B-1
State Regulation............................................  B-12
Experts.....................................................  B-12
Financial Statements........................................  B-12


ADV-02B

                        SERVICES TO THE SEPARATE ACCOUNT

Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.

The independent auditors for the Separate Account are KPMG Peat Marwick LLP, Chicago, Illinois. The firm performs an annual audit of the financial statements of the Separate Account and KILICO.

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), a wholly owned subsidiary of KILICO, which enters into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.


KILICO pays commissions to the seller which may vary but are not anticipated to exceed in the aggregate an amount equal to six percent (6%) of Purchase Payments. During 1996, 1995 and 1994 KILICO incurred gross commissions payable of approximately $9,049,000, $10,006,000 and $13,085,000 respectively, to licensed insurance agents.


                     PERFORMANCE INFORMATION OF SUBACCOUNTS


As described in the prospectus, a Subaccount's historical performance may be shown in the form of "average annual total return" and "total return" calculations in the case of all Subaccounts; "yield" information may be provided in the case of the IFS High Yield Subaccount, IFS Investment Grade Bond Subaccount, the IFS Government Securities Subaccount and the Janus Short-Term Bond Subaccount; and "yield" and "effective yield" information may be provided in the case of the IFS Money Market Subaccount. These various measures of performance are described below.


A Subaccount's average annual total return quotation is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Subaccount for a specific period is found by first taking a hypothetical $1,000 investment in each of the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable Withdrawal Charge that may be imposed at the end of the period as well as all other recurring charges and fees applicable under the Contract to all Contract Owner accounts. Premium taxes are not included in the term charges. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. Average annual total return quotations for various periods are set forth in the table below.

No standard formula has been prescribed for calculating total return performance. Total return performance for a specific period is calculated by first taking an investment (assumed to be $10,000 below) in each Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The ending value does not include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period, and thus may be higher than if such charge were deducted. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. An assumed investment of $10,000 was chosen because that approximates the size of a typical account. The account size used affects the performance figure because the Records Maintenance Charge is a fixed per account charge. Total return quotations for various periods are set forth in the table below.

The yield for the IFS High Yield Subaccount, the IFS Investment Grade Bond Subaccount, the IFS Government Securities Subaccount, and the Janus Short-Term Bond Subaccount is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The yields for the IFS High Yield Subaccount, the IFS Government Securities Subaccount and the IFS Investment Grade Bond Subaccount, based upon the one month period ended March 31, 1997 were 7.45%, 5.20%, and 4.77%, respectively. The yield quotation is computed by dividing the net investment income per unit earned during the specified one month or 30-day period by the accumulation unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:


                 a - b
                -------
  YIELD = 2[(             +1)(6) - 1
                  cd

a = net dividends and interest earned during the period by the Fund attributable to the Subaccount

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d = the Accumulation Unit value per unit on the last day of the period

The yield of each Subaccount reflects the deduction of all recurring fees and charges applicable to each Subaccount, but does not reflect the deduction of withdrawal charges or premium taxes.


The IFS Money Market Subaccount's yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit Value during the period is divided by the Accumulation Unit Value at the beginning of the period ("base period return") and the result is divided by 7 and multiplied by 365 and the current yield figure carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of the Account's portfolio are not included in the calculation. The IFS Money Market Subaccount's yield for the seven-day period ended March 31, 1997 was 3.61% and average portfolio maturity was 21 days.



The IFS Money Market Subaccount's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1) (365) / (7) - 1. The IFS Money Market Subaccount's effective yield for the seven day period ended March 31, 1997 was 3.67%.


In computing yield, the Separate Account follows certain standard accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with the accounting practices that the Separate Account uses in the preparation of its annual and semi-annual financial statements.

A Subaccount's performance quotations are based upon historical earnings and are not necessarily representative of future performance. The Subaccount's units are sold at Accumulation Unit value. Performance figures and Accumulation Unit value will fluctuate. Factors affecting a Subaccount's performance include general market conditions, operating expenses and investment management. Units of a Subaccount are redeemable at Accumulation Unit value, which may be more or less than original cost. The performance figures include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Redemptions within the first six years after purchase may be subject to a Withdrawal Charge that ranges from 6% the first year to 0% after six years; however, the aggregate Withdrawal Charge will not exceed 7.25% of aggregate Purchase Payments under the Contract. Yield, effective yield and total return do not reflect the effect of the Withdrawal Charge or premium taxes that may be imposed upon the redemption of units. Average annual total return reflects the effect of the applicable Withdrawal Charge (but not premium tax) that may be imposed at the end of the period in question.


The figures below show performance information for periods from March 5, 1982 (inception) for the IFS Money Market Subaccount, IFS Total Return Subaccount and IFS High Yield Subaccount and for periods from December 9, 1983 (inception) for the IFS Growth Subaccount to December 31, 1996. This performance information is stated to reflect that the Separate Account was reorganized on November 3, 1989 as a unit investment trust with Subaccounts investing in corresponding Portfolios of the IFS Fund. In addition, on that date the IFS Government Securities Subaccount was added to the Separate Account to invest in the IFS Fund's Government Securities Portfolio. For the IFS Government Securities Subaccount, performance figures will reflect investment experience as if the IFS Government Securities Subaccount had been available under the Contracts since September 3, 1987, the inception date of the IFS Government Securities Portfolio. For the Janus Growth

Subaccount, Janus Aggressive Growth Subaccount, Janus Worldwide Growth Subaccount, Janus Balanced Subaccount, Janus Short-Term Bond Subaccount, Lexington Natural Resources Subaccount and Lexington Emerging Markets Subaccount, the figures below show performance information for the period from September 15, 1995, the date these Subaccounts were available under the Contracts. Performance of the Subaccounts will vary from time to time, and these results are not necessarily representative of future results. Performance information is also shown for the year ended December 31, 1996. The total return performance of each Subaccount is calculated for a specified period of time by assuming an initial Purchase Payment of $10,000 fully allocated to each Separate Account and the deduction of all expenses and fees, including a prorated portion of the $36 annual Records Maintenance Charge. No withdrawals are assumed. The percentage increases are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value.



Comparative information for certain Subaccounts with respect to the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Consumer Price Index, the CDA Certificate of Deposit Index, the Lehman Brothers Government and Corporate Bond Index, the Salomon Brothers High Grade Corporate Bond Index and the Merrill Lynch Government/Corporate Master Index is also included. Comparative information may be shown for the IFS International Subaccount with respect to the CDA Mutual Fund International Index and the Morgan Stanley Capital International Europe Australia Far East Index. The IFS Total Return, IFS Growth, IFS Horizon 20+, IFS Horizon 10+, IFS Value, IFS Value+Growth, IFS Small Cap Growth, IFS Small Cap Value Subaccounts, the Lexington Natural Resources Trust and Lexington Emerging Markets Subaccount, the Janus Subaccounts, excluding the Short-Term Bond Subaccount, and the Fidelity Subaccounts are compared to, and the IFS International Subaccount may be compared to, the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index because these indices are generally considered representative of the U. S. stock market in general. The Consumer Price Index is generally considered to be a measure of inflation and thus the performance of the IFS Money Market, IFS Total Return, IFS High Yield, IFS Growth, IFS Small Cap Growth, IFS Government Securities, IFS Horizon 20+, IFS Horizon 10+, IFS Horizon 5, IFS Value, IFS Value+Growth, IFS Small Cap Value, and IFS Investment Grade Bond Subaccounts, the Janus Subaccounts, the Lexington Subaccounts and the Fidelity Subaccounts is compared to, and the IFS International Subaccount may be compared to, that index. The IFS High Yield, IFS Government Securities and IFS Investment Grade Bond Subaccounts and the Janus Short-Term Bond Subaccount are compared to the Lehman Brothers Government and Corporate Bond Index, the Salomon Brothers High Grade Corporate Bond Index and the Merrill Lynch Government/Corporate Master Index because such indices are generally considered to represent the performance of intermediate and long term bonds during various market cycles. The IFS Money Market Subaccount is also compared to the CDA Certificate of Deposit Index because certificates of deposit represent an alternative current income producing product. The IFS International Subaccount may be compared to the CDA Mutual Fund--International Index because the index is a weighted performance average of other mutual funds that invest primarily in securities of foreign issuers. The IFS International Subaccount also may be compared to the Morgan Stanley Capital International Europe Australia Far East Index because the index is an unmanaged index that is considered to be generally representative of major non-United States stock markets. The Janus Growth, Janus Aggressive Growth, Janus Worldwide Growth, Janus Balanced, Janus Short-Term Bond, Lexington Natural Resources and Lexington Emerging Markets Subaccounts may also be compared to the Standard & Poor's Midcap Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Lehman Brothers Long Government/Corporate Bond Index, the Russell 2000 Index, and the NASDAQ Composite Index. In addition, the Janus Worldwide Growth Subaccount's performance may also be compared to the Morgan Stanley International World Index. The Fidelity Contrafund Subaccount's performance may be compared to the Standard & Poor's Midcap Index. Please note the differences and similarities between the investments which a Subaccount may purchase and the investments measured by the indexes which are described below. In particular, it should be noted that certificates of deposit may offer fixed or variable yields and principal is guaranteed and may be insured. The units of the Subaccounts are not insured. Also, the value of the Subaccounts will fluctuate.

                                           VALUES OF INITIAL $10,000 INVESTMENT IN
                                             SUBACCOUNTS--AS OF DECEMBER 31, 1996
                                   --------------------------------------------------------        COMPARED TO
                                                                    NON-            NON-      ---------------------
                                   QUALIFIED      QUALIFIED       QUALIFIED      QUALIFIED    DOW JONES    STANDARD
                                    ENDING        PERCENTAGE       ENDING        PERCENTAGE   INDUSTRIAL   & POOR'S
      TOTAL RETURN TABLE             VALUE         INCREASE         VALUE         INCREASE    AVERAGE(1)    500(2)
      ------------------           ---------      ----------      ---------      ----------   ----------   --------
IFS GROWTH SUBACCOUNT
  Life of Subaccount(4)........     50,798          407.98         50,725          407.25       411.74      348.69
  Ten years....................     33,823          238.23         33,823          238.23       240.11      205.88
  Five years...................     17,118           71.18         17,118           71.18       103.49       77.60
  One year.....................     11,979           19.79         11,979           19.79        26.01       20.26
IFS TOTAL RETURN SUBACCOUNT
  Life of Subaccount(5)........     51,903          419.03         48,327          383.27       698.69      577.46
  Ten years....................     26,688          166.78         26,688          166.78       240.11      205.88
  Five years...................     14,050           40.50         14,050           40.50       103.49       77.60
  One year.....................     11,493           14.92         11,493           14.92        26.01       20.26
IFS INTERNATIONAL SUBACCOUNT
  Life of Subaccount(14).......     15,576           55.76         15,576           55.76       101.50       77.52
  One year.....................     11,479           14.79         11,479           14.79        26.01       20.26
IFS SMALL CAP GROWTH SUBACCOUNT
  Life of Subaccount(15).......     16,680           66.80         16,680           66.80        74.23       63.51
  One Year.....................     12,622           26.22         12,622           26.22        26.01       20.26
IFS VALUE SUBACCOUNT
  Life of Subaccount(23).......     11,628           16.28         11,628           16.28        15.79       13.23
IFS SMALL CAP VALUE SUBACCOUNT
  Life of Subaccount(23).......     10,091            0.91         10,091            0.91        15.79       13.23
IFS VALUE + GROWTH SUBACCOUNT
  Life of Subaccount(23).......     11,354           13.54         11,354           13.54        15.79       13.23
IFS HORIZON 20+ SUBACCOUNT
  Life of Subaccount(23).......     11,422           14.22         11,422           14.22        15.79       13.23
IFS HORIZON 10+ SUBACCOUNT
  Life of Subaccount(23).......     11,028           10.28         11,028           10.28        15.79       13.23
IFS HORIZON 5 SUBACCOUNT
  Life of Subaccount(23).......     10,850            8.50         10,850            8.50        15.79       13.23


                                    COMPARED TO
                                 -----------------
                                 CONSUMER
                                  PRICE      EAFE
      TOTAL RETURN TABLE         INDEX(3)    (13)
      ------------------         --------    ----
IFS GROWTH SUBACCOUNT
  Life of Subaccount(4)........   57.47     591.59
  Ten years....................   43.68     131.08
  Five years...................   15.11      50.25
  One year.....................    3.31       6.36
IFS TOTAL RETURN SUBACCOUNT
  Life of Subaccount(5)........   68.11     781.60
  Ten years....................   43.68     131.08
  Five years...................   15.11      50.25
  One year.....................    3.31       6.36
IFS INTERNATIONAL SUBACCOUNT
  Life of Subaccount(14).......   15.11      50.25
  One year.....................    3.31       6.36
IFS SMALL CAP GROWTH SUBACCOUNT
  Life of Subaccount(15).......    8.08      18.74
  One Year.....................    3.31       6.36
IFS VALUE SUBACCOUNT
  Life of Subaccount(23).......    1.99       0.36
IFS SMALL CAP VALUE SUBACCOUNT
  Life of Subaccount(23).......    1.99       0.36
IFS VALUE + GROWTH SUBACCOUNT
  Life of Subaccount(23).......    1.99       0.36
IFS HORIZON 20+ SUBACCOUNT
  Life of Subaccount(23).......    1.99       0.36
IFS HORIZON 10+ SUBACCOUNT
  Life of Subaccount(23).......    1.99       0.36
IFS HORIZON 5 SUBACCOUNT
  Life of Subaccount(23).......    1.99       0.36


                                                                                    COMPARED TO
                           VALUES OF INITIAL $10,000 INVESTMENT IN       ----------------------------------
                            SUBACCOUNTS--AS OF DECEMBER 31, 1996                                  SALOMON
                       -----------------------------------------------                             BROS.
                                                  NON-         NON-                    CDA       HIGH GRADE
                       QUALIFIED   QUALIFIED    QUALIFIED   QUALIFIED    CONSUMER     CERT.        CORP.
                        ENDING     PERCENTAGE    ENDING     PERCENTAGE    PRICE     OF DEPOSIT      BOND
    TOTAL RETURN         VALUE      INCREASE      VALUE      INCREASE    INDEX(3)    INDEX(6)     INDEX(7)
        TABLE          ---------   ----------   ---------   ----------   --------   ----------   ----------
IFS MONEY MARKET
  SUBACCOUNT
  Life of
    Subaccount(10)...   21,755       117.55      21,755       117.55      68.11         N/A        570.60
  Ten years..........   15,283        52.83      15,283        52.83      43.68         N/A        147.34
  Five years.........   11,369        13.69      11,369        13.69      15.11       22.57         50.52
  One year...........   10,340         3.40      10,340         3.40       3.31        4.98          1.39
IFS HIGH YIELD
  SUBACCOUNT
  Life of
    Subaccount(11)...   54,669       446.69      53,249       432.49      68.11         N/A        570.60
  Ten years..........   25,061       150.61      25,061       150.61      43.68         N/A        147.34
  Five years.........   17,194        71.94      17,194        71.94      15.11       22.57         50.52
  One year...........   11,234        12.34      11,234        12.34       3.31        4.98          1.39
IFS GOVERNMENT SECURITIES
  SUBACCOUNT
  Life of
    Subaccount(12)...   17,711        77.11      17,711        77.11      39.16       70.67        158.01
  Five years.........   12,432        24.32      12,432        24.32      15.11       22.57         50.52
  One year...........   10,102         1.02      10,102         1.02       3.31        4.98          1.39
IFS INVESTMENT GRADE
  BOND SUBACCOUNT
  Life of
    Subaccount(23)...   10,260         2.60      10,260         2.60       1.99         N/A          8.30

                              COMPARED TO
                       -------------------------

                         LEHMAN        MERRILL
                          BROS.         LYNCH
                       GOVT./CORP.   GOVT./CORP.
                          BOND         MASTER
    TOTAL RETURN        INDEX(8)      INDEX(9)
        TABLE          -----------   -----------
IFS MONEY MARKET
  SUBACCOUNT
  Life of
    Subaccount(10)...    399.28        398.53
  Ten years..........    123.56        123.68
  Five years.........     41.43         41.74
  One year...........      2.90          2.91
IFS HIGH YIELD
  SUBACCOUNT
  Life of
    Subaccount(11)...    399.28        398.53
  Ten years..........    123.56        123.68
  Five years.........     41.43         41.74
  One year...........      2.90          2.91

IFS GOVERNMENT SECURI
  SUBACCOUNT
  Life of
    Subaccount(12)...    126.33        127.03
  Five years.........     41.43         41.74
  One year...........      2.90          2.91
IFS INVESTMENT GRADE
  BOND SUBACCOUNT
  Life of
    Subaccount(23)...      6.10          6.04

                                            VALUES OF INITIAL $10,000
                                                  INVESTMENT IN
                                         SUBACCOUNTS--AS OF DECEMBER 31,                       COMPARED TO
                                                      1996                         -----------------------------------
                                 -----------------------------------------------    MORGAN                   LEHMAN
                                                            NON-         NON-       STANLEY    STANDARD    BROS. LONG
                                 QUALIFIED   QUALIFIED    QUALIFIED   QUALIFIED    INTERNAT.   & POOR'S    GOVT./CORP.
                                  ENDING     PERCENTAGE    ENDING     PERCENTAGE     WORLD      MIDCAP        BOND
         TOTAL RETURN              VALUE      INCREASE      VALUE      INCREASE    INDEX(17)   INDEX(18)    INDEX(19)
             TABLE               ---------   ----------   ---------   ----------   ---------   ---------   -----------
JANUS GROWTH
  Life of the Subaccount(16)...   12,062       20.62       12,062       20.62        17.69       17.95        9.68
  One year.....................   11,675       16.75       11,675       16.75        11.72       17.32        0.14
JANUS AGGRESSIVE GROWTH
  Life of the Subaccount(16)...   11,231       12.31       11,231       12.31        17.69       17.95        9.68
  One year.....................   10,639        6.39       10,639        6.39        11.72       17.32        0.14
JANUS WORLDWIDE GROWTH
  Life of the Subaccount(16)...   13,266       32.66       13,266       32.66        17.69       17.95        9.68
  One year.....................   12,721       27.21       12,721       27.21        11.72       17.32        0.14
JANUS BALANCED
  Life of the Subaccount(16)...   12,082       20.82       12,082       20.82        17.69       17.95        9.68
  One year.....................   11,232       12.32       11,232       12.32        11.72       17.32        0.14
JANUS SHORT-TERM BOND
  Life of the Subaccount(16)...   10,496        4.96       10,496        4.96        17.69       17.95        9.68
  One year.....................   10,251        2.51       10,251        2.51        11.72       17.32        0.14
LEXINGTON NATURAL RESOURCES
  Life of the Subaccount(16)...   12,556       25.56       12,556       25.56        17.69       17.95        9.68
  One year.....................   12,506       25.06       12,506       25.06        11.72       17.32        0.14
LEXINGTON EMERGING MARKETS
  Life of the Subaccount(16)...   10,111        1.11       10,111        1.11        17.69       17.95        9.68
  One year.....................   10,589        5.89       10,589        5.89        11.72       17.32        0.14
FIDELITY VIP EQUITY-INCOME
  SUBACCOUNT
  Life of Subaccount(23).......   10,687        6.87       10,687        6.87         5.45        7.81         N/A
FIDELITY VIP GROWTH SUBACCOUNT
  Life of Subaccount(23).......   10,347        3.47       10,347        3.47         5.45        7.81         N/A
FIDELITY VIP II ASSET MANAGER
  SUBACCOUNT
  Life of Subaccount(23).......   10,916        9.16       10,916        9.16         5.45        7.81         N/A
FIDELITY VIP II INDEX 500
  SUBACCOUNT
  Life of Subaccount(23).......   11,366       13.66       11,366       13.66         5.45        7.81         N/A
FIDELITY VIP II CONTRAFUND
  SUBACCOUNT
  Life of Subaccount(23).......   11,145       11.45       11,145       11.45         5.45        7.81         N/A


                                              COMPARED TO
                                 --------------------------------------
                                    LEHMAN
                                    BROS.
                                 GOVT./CORP.     RUSSELL
                                 1-3 YR. BOND     2000        NASDAQ
         TOTAL RETURN             INDEX(20)     INDEX(21)   COMPOS.(22)
             TABLE               ------------   ---------   -----------
JANUS GROWTH
  Life of the Subaccount(16)...      8.27         15.37        22.83
  One year.....................      5.14         14.76        22.71
JANUS AGGRESSIVE GROWTH
  Life of the Subaccount(16)...      8.27         15.37        22.83
  One year.....................      5.14         15.76        22.71
JANUS WORLDWIDE GROWTH
  Life of the Subaccount(16)...      8.27         15.37        22.83
  One year.....................      5.14         14.76        22.71
JANUS BALANCED
  Life of the Subaccount(16)...      8.27         15.37        22.83
  One year.....................      5.14         14.76        22.71
JANUS SHORT-TERM BOND
  Life of the Subaccount(16)...      8.27         15.37        22.83
  One year.....................      5.14         14.76        22.71
LEXINGTON NATURAL RESOURCES
  Life of the Subaccount(16)...      8.27         15.37        22.83
  One year.....................      5.14         14.76        22.71
LEXINGTON EMERGING MARKETS
  Life of the Subaccount(16)...      8.27         15.37        22.83
  One year.....................      5.14         14.76        22.71
FIDELITY VIP EQUITY-INCOME
  SUBACCOUNT
  Life of Subaccount(23).......       N/A          4.11         8.44
FIDELITY VIP GROWTH SUBACCOUNT
  Life of Subaccount(23).......       N/A          4.11         8.44
FIDELITY VIP II ASSET MANAGER
  SUBACCOUNT
  Life of Subaccount(23).......       N/A          4.11         8.44
FIDELITY VIP II INDEX 500
  SUBACCOUNT
  Life of Subaccount(23).......       N/A          4.11         8.44
FIDELITY VIP II CONTRAFUND
  SUBACCOUNT
  Life of Subaccount(23).......       N/A          4.11         8.44



                                                                AVERAGE ANNUAL
                                                                 TOTAL RETURN                       COMPARED TO
                                                               (BASED ON $1,000      -----------------------------------------
                                                                  INVESTMENT)                     STANDARD
                                                             ---------------------   DOW JONES    & POOR'S    CONSUMER
                   AVERAGE ANNUAL TOTAL                                    NON-      INDUSTRIAL   500 STOCK    PRICE     EAFE
                       RETURN TABLE                          QUALIFIED   QUALIFIED   AVERAGE(1)   INDEX(2)    INDEX(3)   (13)
                   --------------------                      ---------   ---------   ----------   ---------   --------   ----
IFS GROWTH SUBACCOUNT
  Life of Subaccount(4)....................................    12.90%      12.88%      13.31        12.18       3.54     15.96
  Ten years................................................    12.34       12.34       13.02        11.83       3.69      8.74
  Five years...............................................     9.04        9.04       15.26        12.17       2.85      8.48
  One year.................................................    11.13       11.13       26.01        20.26       3.31      6.36
IFS TOTAL RETURN SUBACCOUNT
  Life of Subaccount(5)....................................    11.16%      10.57%      15.04        13.77       3.57     15.81
  Ten years................................................     9.02        9.02       13.02        11.83       3.69      8.74
  Five years...............................................     4.08        4.08       15.26        12.17       2.85      8.48
  One year.................................................     5.92        5.92       26.01        20.26       3.31      6.36
IFS INTERNATIONAL SUBACCOUNT
  Life of Subaccount(14)...................................     7.70%       7.70%      15.02        12.20       2.86      8.51
  One year.................................................     7.00        7.00       26.01        20.26       3.31      6.36
IFS SMALL CAP GROWTH SUBACCOUNT
  Life of Subaccount(15)...................................    18.38%      18.38%      23.15        20.25       2.96      6.65
  One year.................................................    18.00       18.00       26.01        20.26       3.31      6.36
IFS VALUE SUBACCOUNT
  Life of Subaccount(23)...................................    14.35%      14.35%      15.79        13.23       1.99      0.36
IFS SMALL CAP VALUE SUBACCOUNT
  Life of Subaccount(23)...................................    (7.60)      (7.60)      15.79        13.23       1.99      0.36
IFS VALUE + GROWTH SUBACCOUNT
  Life of Subaccount(23)...................................    10.31       10.31       15.79        13.23       1.99      0.36

                                                                   AVERAGE ANNUAL
                                                                   TOTAL RETURN                          COMPARED TO
                                                                 (BASED ON $1,000          --------------------------------------
                                                                      INVESTMENT)                         STANDARD
                                                                 ---------------------     DOW JONES      & POOR'S       CONSUMER
AVERAGE ANNUAL TOTAL                                                           NON-        INDUSTRIAL    500 STOCK        PRICE
    RETURN TABLE                                                 QUALIFIED   QUALIFIED     AVERAGE(1)     INDEX(2)       INDEX(3)
--------------------                                             ---------   ---------     ---------      -------        -------
IFS HORIZON 20+ SUBACCOUNT
  Life of Subaccount(23)...................................       10.22%       10.22%        15.79         13.23          1.99
IFS HORIZON 10+ SUBACCOUNT
  Life of Subaccount(23)...................................        4.83         4.83         15.79         13.23          1.99
IFS HORIZON 5 SUBACCOUNT
  Life of Subaccount(23)...................................        2.07         2.07         15.79         13.23          1.99

                                                              COMPARED TO
                                                              -----------
                                                                 EAFE
                                                                 (13)
                                                                 ----
IFS HORIZON 20+ SUBACCOUNT
  Life of Subaccount(23)...................................       0.36
IFS HORIZON 10+ SUBACCOUNT
  Life of Subaccount(23)...................................       0.36
IFS HORIZON 5 SUBACCOUNT
  Life of Subaccount(23)...................................       0.36


                                                                                       COMPARED TO
                                           AVERAGE ANNUAL              --------------------------------------------
                                            TOTAL RETURN                                                  LEHMAN
                                          (BASED ON $1,000                           SALOMON BROS.         BROS.
                                             INVESTMENT)               CONSUMER       HIGH GRADE        GOVT./CORP.
       AVERAGE ANNUAL TOTAL         -----------------------------       PRICE         CORP. BOND           BOND
           RETURN TABLE             QUALIFIED       NON-QUALIFIED      INDEX(3)        INDEX(7)          INDEX(8)
       --------------------         ---------       -------------      --------      -------------      -----------
IFS HIGH YIELD SUBACCOUNT
  Life of Subaccount(11)..........    11.89%            11.68%           3.57%           13.70%            11.46%
  Ten years.......................     8.77              8.77            3.69             9.48              8.38
  Five years......................     9.32              9.32            2.85             8.52              7.18
  One year........................     4.02              4.02            3.31             1.39              2.90

IFS GOVERNMENT SECURITIES
  SUBACCOUNT
  Life of Subaccount(12)..........     5.63%             5.63%           3.61%           10.70%             9.15%
  Five years......................     2.30              2.30            2.85             8.52              7.18
  One year........................    (6.30)            (6.30)           3.31             1.39              2.90

IFS INVESTMENT GRADE BOND
  SUBACCOUNT
  Life of Subaccount(23)..........    (5.43)            (5.43)           1.99             8.30              6.10

                                     COMPARED TO
                                    -------------

                                    MERRILL LYNCH
                                     GOVT./CORP.
       AVERAGE ANNUAL TOTAL            MASTER
           RETURN TABLE               INDEX(9)
       --------------------         -------------
IFS HIGH YIELD SUBACCOUNT
  Life of Subaccount(11)..........      11.44%
  Ten years.......................       8.38
  Five years......................       7.22
  One year........................       2.90
IFS GOVERNMENT SECURITIES
  SUBACCOUNT
  Life of Subaccount(12)..........       9.19%
  Five years......................       7.22
  One year........................       2.90
IFS INVESTMENT GRADE BOND
  SUBACCOUNT
  Life of Subaccount(23)..........       6.04


                                                                                COMPARED TO
                                                             -------------------------------------------------
                                      AVERAGE ANNUAL                                                 LEHMAN
                                       TOTAL RETURN           MORGAN                   LEHMAN         BROS.
                                     (BASED ON $1,000         STANLEY    STANDARD    BROS. LONG    GOVT./CORP.
                                        INVESTMENT)          INTERNAT.   & POOR'S    GOVT./CORP.     1-3 YR.
     AVERAGE ANNUAL TOTAL        -------------------------     WORLD      MIDCAP        BOND          BOND
         RETURN TABLE            QUALIFIED   NON-QUALIFIED   INDEX(17)   INDEX(18)    INDEX(19)     INDEX(20)
     --------------------        ---------   -------------   ---------   ---------   -----------   -----------
JANUS GROWTH
  Life of the Subaccount(16)...     10.20%        10.20%       13.43       13.62%       7.41%         6.34%
  One year.....................      8.94          8.94        11.72       17.32        0.14          5.14

JANUS AGGRESSIVE GROWTH
  Life of the Subaccount(16)...      4.18%         4.18%       13.43       13.62%       7.41%         6.34%
  One year.....................    (0.75)        (0.75)        11.72       17.32        0.14          5.14

JANUS WORLDWIDE GROWTH
  Life of the Subaccount(16)...     18.68%        18.68%       13.43%      13.62%       7.41%         6.34%
  One year.....................     18.94         18.94        11.72       17.32        0.14          5.14

JANUS BALANCED
  Life of the Subaccount(16)...     10.59%        10.59%       13.43       13.62%       7.41%         6.34%
  One year.....................      4.89          4.89        11.72       17.32        0.14          5.14

JANUS SHORT-TERM BOND
  Life of the Subaccount(16)...    (0.94)%       (0.94)%       13.43       13.62%       7.41%         6.34%
  One year.....................    (4.07)        (4.07)        11.72       17.32        0.14          5.14

LEXINGTON NATURAL RESOURCES
  Life of the Subaccount(16)...     14.10%        14.10%       13.43       13.62%       7.41%         6.34%
  One year.....................     17.13         17.13        11.72       17.32        0.14          5.14

LEXINGTON EMERGING MARKETS
  Life of the Subaccount(16)...    (4.01)%       (4.01)%       13.43       13.62%       7.41%         6.34%
  One year.....................    (1.42)        (1.42)        11.72       17.32        0.14          5.14

                                       COMPARED TO
                                 -----------------------

                                  RUSSELL
     AVERAGE ANNUAL TOTAL          2000        NASDAQ
         RETURN TABLE            INDEX(21)   COMPOS.(22)
     --------------------        ---------   -----------
JANUS GROWTH
  Life of the Subaccount(16)...    11.70%       17.24%
  One year.....................    14.76        22.71
JANUS AGGRESSIVE GROWTH
  Life of the Subaccount(16)...    11.70%       17.24%
  One year.....................    14.76        22.71
JANUS WORLDWIDE GROWTH
  Life of the Subaccount(16)...    11.70%       17.24%
  One year.....................    14.76        22.71
JANUS BALANCED
  Life of the Subaccount(16)...    11.70%       17.24%
  One year.....................    14.76        22.71
JANUS SHORT-TERM BOND
  Life of the Subaccount(16)...    11.70%       17.24%
  One year.....................    14.76        22.71
LEXINGTON NATURAL RESOURCES
  Life of the Subaccount(16)...    11.70%       17.24%
  One year.....................    14.76        22.71
LEXINGTON EMERGING MARKETS
  Life of the Subaccount(16)...    11.70%       17.24%
  One year.....................    14.76        22.71

                                                                                  COMPARED TO
                                                                 ----------------------------------------------------
                                          AVERAGE ANNUAL                                                    LEHMAN
                                           TOTAL RETURN           MORGAN                       LEHMAN         BROS.
                                         (BASED ON $1,000         STANLEY     STANDARD       BROS. LONG    GOVT./CORP.
                                            INVESTMENT)          INTERNAT.    & POOR'S       GOVT./CORP.    1-3 YR.
     AVERAGE ANNUAL TOTAL            -------------------------     WORLD       MIDCAP          BOND          BOND
         RETURN TABLE                QUALIFIED   NON-QUALIFIED   INDEX(17)    INDEX(18)      INDEX(19)     INDEX(20)
     --------------------            ---------   -------------   ---------    ---------     -----------   -----------
FIDELITY VIP EQUITY-INCOME
  SUBACCOUNT
  Life of Subaccount(23).......        0.25%          0.25%          5.45         7.81            N/A              N/A
FIDELITY VIP GROWTH SUBACCOUNT
  Life of Subaccount(23).......      (4.34)         (4.34)           5.45         7.81            N/A              N/A
FIDELITY VIP II ASSET MANAGER
  SUBACCOUNT
  Life of Subaccount(23).......        3.43           3.43           5.45         7.81            N/A              N/A
FIDELITY VIP II INDEX 500
  SUBACCOUNT
  Life of Subaccount(23).......       10.18          10.18           5.45         7.81            N/A              N/A
FIDELITY VIP CONTRAFUND
  SUBACCOUNT
  Life of Subaccount(23).......        7.08           7.08           5.45         7.81            N/A              N/A

FIDELITY VIP EQUITY-INCOME
  Life of Subaccount(23).......        4.11           8.44
FIDELITY VIP GROWTH SUBACCOUNT
  Life of Subaccount(23).......        4.11           8.44
FIDELITY VIP II ASSET MANAGER
  SUBACCOUNT
  Life of Subaccount(23).......        4.11           8.44
FIDELITY VIP II INDEX 500
  SUBACCOUNT
  Life of Subaccount(23).......        4.11           8.44
FIDELITY VIP CONTRAFUND
  SUBACCOUNT
  Life of Subaccount(23).......        4.11           8.44

  SUBACCOUNT



YIELD INFORMATION                                             QUALIFIED AND NON-QUALIFIED
-----------------                                             ---------------------------
IFS HIGH YIELD SUBACCOUNT
  30 day period ended 3/31/97...............................             7.45%

IFS GOVERNMENT SECURITIES SUBACCOUNT
  30 day period ended 3/31/97...............................             5.20%

IFS INVESTMENT GRADE BOND SUBACCOUNT
  30 day period ended 3/31/97...............................             4.77%

IFS MONEY MARKET SUBACCOUNT
  7 day period ended 3/31/97................................             3.61%


 *  N/A Not Available

Information for the indices used for comparisons have been provided by the Funds and has not been independently verified.

(1) The Dow Jones Industrial Average is an unmanaged unweighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Assumes reinvestment of dividends.

(2) The Standard & Poor's 500 Stock Index is an unmanaged weighted average of 500 stocks, over 95% of which are listed on the New York Stock Exchange. Assumes reinvestment of dividends.

(3) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups.


(4) From December 9, 1983 to December 31, 1996.



(5) From March 5, 1982 to December 31, 1996.


(6) The CDA Certificate of Deposit Index is provided by CDA Investment Technologies, Inc., Silver Spring, Maryland, and is based upon a statistical sampling of the yield of 30-day certificates of deposit of major commercial banks. Yield is based upon a monthly compounding of interest.

(7) The Salomon Brothers High Grade Corporate Bond Index is on a total return basis with all dividends reinvested and is comprised of high grade long-term industrial and utility bonds rated in the top two rating categories.

(8) The Lehman Brothers Government/Corporate Bond Index is on a total return basis and is comprised of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof, quasi-Federal corporation, or corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, non-convertible, domestic debt of the three major corporate classifications: industrial, utility, and financial. Only notes and bonds with a minimum outstanding principal amount of $1,000,000 and a minimum of one year are included. Bonds included must have a rating of at least Baa by Moody's Investors Service, BBB by Standard & Poor's Corporation or in the case of bank bonds not rated by either Moody's or Standard & Poor's, BBB by Fitch Investors Service.

(9) The Merrill Lynch Government/Corporate Master Index is based upon the total return with all dividends reinvested of 4,000 corporate and 300 government bonds issued with an intermediate average maturity and an average quality rating of Aa (Moody's Investors Service, Inc.) /AA (Standard & Poor's Corporation).


(10) From March 5, 1982 to December 31, 1996.



(11) From March 5, 1982 to December 31, 1996.



(12) From September 3, 1987 to December 31, 1996.

(13) EAFE is the Morgan Stanley Capital International Europe, Australia, Far East index. This index is an unmanaged index that is considered to be generally representative of major non-United States stock markets.


(14) From January 6, 1992 to December 31, 1996.



(15) From May 2, 1994 to December 31, 1996.



(16) From September 15, 1995 to December 31, 1996.


(17) The Morgan Stanley International World Index is an arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore/Malaysia, South Africa Gold, Spain, Switzerland, United Kingdom, and the United States. The Index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes. The index covers about 60% of the issues listed on the exchanges of the countries included.

(18) The Standard & Poor's Midcap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The index was developed with a base level of 100 as of December 31, 1990.

(19) The Lehman Brothers Long Government/Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are balanced monthly by market capitalization.

(20) The Lehman Brothers Government/Corporate 1-3 Year Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and three years.

(21) The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The index was developed with a base value of 135.00 as of December 31, 1986.

(22) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The index was developed with a base level of 100 as of February 5, 1971.


(23) From May 1, 1996 to December 31, 1996.

The following tables illustrate an assumed $10,000 investment in shares of certain Subaccounts. The ending value does not include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period, and thus may be higher than if such charge were deducted. Each table covers the period from commencement of operations of the Subaccount to December 31, 1996.

--------------------------------------------------------------------------------


            IFS TOTAL RETURN SUBACCOUNT
                                             NON-
YEAR                          QUALIFIED    QUALIFIED
ENDED                           TOTAL        TOTAL
12/31                           VALUE        VALUE
-----                         ---------    ---------
1982    ....................   $12,336      $11,769
1983    ....................    14,313       13,211
1984    ....................    13,427       12,508
1985    ....................    17,019       15,853
1986    ....................    19,328       18,003
1987    ....................    19,188       17,872
1988    ....................    21,207       19,752
1989    ....................    25,945       24,164
1990    ....................    26,889       25,043
1991    ....................    36,583       34,069
1992    ....................    36,703       34,179
1993    ....................    40,598       37,805
1994    ....................    36,253       33,758
1995    ....................    45,056       41,953
1996    ....................    51,903       48,327



             IFS HIGH YIELD SUBACCOUNT
                                             NON-
YEAR                          QUALIFIED    QUALIFIED
ENDED                           TOTAL        TOTAL
12/31                           VALUE        VALUE
-----                         ---------    ---------
1982    ....................   $12,363      $11,920
1983    ....................    14,000       13,427
1984    ....................    15,557       15,155
1985    ....................    18,686       18,203
1986    ....................    21,710       21,149
1987    ....................    22,693       22,105
1988    ....................    25,944       25,273
1989    ....................    25,278       24,624
1990    ....................    21,092       20,546
1991    ....................    31,597       30,778
1992    ....................    36,712       35,760
1993    ....................    43,466       42,338
1994    ....................    41,931       40,843
1995    ....................    48,576       47,315
1996    ....................    54,699       53,249



            IFS INTERNATIONAL SUBACCOUNT
                              QUALIFIED
                              AND NON-
YEAR                          QUALIFIED
ENDED                           TOTAL
12/31                           VALUE
-----                         ---------
1992    ....................   $ 9,803
1993    ....................    12,836
1994    ....................    12,187
1995    ....................    13,559
1996    ....................    15,576



          IFS SMALL CAP GROWTH SUBACCOUNT
                              QUALIFIED
                              AND NON-
YEAR                          QUALIFIED
ENDED                           TOTAL
12/31                           VALUE
-----                         ---------
1994    ....................   $10,296
1995    ....................    13,208
1996    ....................    16,680



               IFS GROWTH SUBACCOUNT
                                             NON-
YEAR                          QUALIFIED    QUALIFIED
ENDED                           TOTAL        TOTAL
12/31                           VALUE        VALUE
-----                         ---------    ---------
1983    ....................   $10,290      $10,271
1984    ....................    11,254       11,237
1985    ....................    13,898       13,877
1986    ....................    14,986       14,965
1987    ....................    15,043       15,022
1988    ....................    14,908       14,887
1989    ....................    18,871       18,844
1990    ....................    18,736       18,709
1991    ....................    29,479       29,437
1992    ....................    30,123       30,080
1993    ....................    34,063       34,011
1994    ....................    32,261       32,215
1995    ....................    42,330       42,269
1996    ....................    50,798       50,725



            IFS MONEY MARKET SUBACCOUNT
                              QUALIFIED
                              AND NON-
YEAR                          QUALIFIED
ENDED                           TOTAL
12/31                           VALUE
-----                         ---------
1982    ....................   $10,747
1983    ....................    11,575
1984    ....................    12,630
1985    ....................    13,479
1986    ....................    14,185
1987    ....................    14,922
1988    ....................    15,827
1989    ....................    17,045
1990    ....................    18,195
1991    ....................    19,003
1992    ....................    19,385
1993    ....................    19,661
1994    ....................    20,157
1995    ....................    21,001
1996    ....................    21,755



             IFS GOVERNMENT SECURITIES
                     SUBACCOUNT
                              QUALIFIED
                              AND NON-
YEAR                          QUALIFIED
ENDED                           TOTAL
12/31                           VALUE
-----                         ---------
1987    ....................   $10,030
1988    ....................    10,232
1989    ....................    11,437
1990    ....................    12,396
1991    ....................    14,084
1992    ....................    14,708
1993    ....................    15,559
1994    ....................    14,925
1995    ....................    17,511
1996    ....................    17,711

               IFS VALUE SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   11,628



             IFS INVESTMENT GRADE BOND
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   10,260



            IFS HORIZON 20+ SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   11,422



             IFS HORIZON 5 SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   10,850



          IFS SMALL CAP VALUE SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   10,091



           IFS VALUE + GROWTH SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   11,354



            IFS HORIZON 10+ SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,028


                   JANUS GROWTH*
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   10,327
1996    ................................   12,062

              JANUS WORLDWIDE GROWTH*
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
----                                        -----
1995    ................................   10,425
1996    ................................   13,266
              JANUS SHORT-TERM BOND*
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
----                                        -----
1995    ................................   10,236
1996    ................................   10,496
            LEXINGTON EMERGING MARKETS*
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
----                                        -----
1995    ................................    9,547
1996    ................................   10,111
             JANUS AGGRESSIVE GROWTH*
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
----                                        -----
1995    ................................   10,552
1996    ................................   11,231
                  JANUS BALANCED*
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
----                                        -----
1995    ................................   10,547
1996    ................................   12,082
           LEXINGTON NATURAL RESOURCES*
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
----                                        -----
1995    ................................   10,032
1996    ................................   12,556
       FIDELITY VIP EQUITY-INCOME SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
----                                        -----
1996    ................................   10,687

     FIDELITY VIP II ASSET MANAGER SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
----                                        -----
1996    ................................   10,916
       FIDELITY VIP II CONTRAFUND SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
----                                        -----
1996    ................................   11,145
          FIDELITY VIP GROWTH SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
----                                        -----
1996    ................................   10,347
       FIDELITY VIP II INDEX 500 SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
----                                        -----
1996    ................................   11,366




The following table compares the performance of the Subaccounts over various periods with that of other variable annuity funds within the categories described below according to data reported by Lipper Analytical Services, Inc. ("Lipper"), New York, New York, mutual fund reporting service. Lipper rankings are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges and include the deduction of mortality and expense risk charges and other asset based charges. Future performance cannot be guaranteed. Lipper publishes performance analyses on a regular basis from which the following rankings were derived.



                                                              LIPPER VARIABLE ANNUITY
                                                                PERFORMANCE ANALYSIS
                                                              ------------------------
                                                              2/29/96         2/29/92
                                                                 TO              TO
                         SUBACCOUNT                           2/28/97         2/28/97
                         ----------                           --------        --------
IFS Total Return (Q)........................................    16.04           48.65
IFS Total Return (NQ).......................................    16.04           48.65
IFS High Yield (Q)..........................................    11.65           63.45
IFS High Yield (NQ).........................................    11.65           63.45
IFS Growth (Q)..............................................    18.26           77.82
IFS Growth (NQ).............................................    18.26           77.82
IFS Money Market (Q)........................................     3.64           15.26
IFS Money Market (NQ).......................................     3.64           15.26
IFS Government Securities (Q & NQ)..........................     3.67           29.75
IFS International (Q & NQ)..................................    12.56           53.18
IFS Small Cap Growth (Q & NQ)...............................    25.79             N/A



The IFS Total Return Subaccount, IFS High Yield Subaccount, IFS Growth Subaccount, IFS Money Market Subaccount, IFS International Subaccount, IFS Government Securities Subaccount and IFS Small Cap Growth Subaccount are ranked by Lipper in the Flexible Portfolio, High Current Yield, Capital Appreciation, Money Market, International and U.S. Mortgage and GNMA Government Securities categories, respectively. Variable annuity funds in these categories have a variety of objectives, policies and market and credit risks that should be considered in reviewing the rankings. The performance of the Subaccount may also be compared to other variable annuity funds ranked by Morningstar, Inc. or VARDS Inc.


TAX-DEFERRED ACCUMULATION

                                   TAX-DEFERRED                         NON-QUALIFIED
                                RETIREMENT ANNUITY                         ANNUITY                   CONVENTIONAL
                             BEFORE-TAX CONTRIBUTIONS              AFTER-TAX CONTRIBUTIONS           SAVINGS PLAN
                            AND TAX-DEFERRED EARNINGS.            AND TAX-DEFERRED EARNINGS.           AFTER-TAX
                         --------------------------------      --------------------------------      CONTRIBUTIONS
                                            TAXABLE LUMP                          TAXABLE LUMP        AND TAXABLE
                         NO WITHDRAWALS    SUM WITHDRAWAL      NO WITHDRAWALS    SUM WITHDRAWAL        EARNINGS.
                         --------------    --------------      --------------    --------------      -------------
10 Years...............     $ 36,256          $ 25,017            $ 25,017          $ 22,395            $ 21,974
20 Years...............      114,532            79,027              79,027            64,795              59,581
30 Years...............      283,522           195,630             195,630           150,385             123,940

This chart compares the accumulation of monthly contributions into a Tax-Deferred Retirement Annuity (such as a SIMPLE IRA or a Section 403(b) annuity) through a payroll reduction program, a Non-Qualified Annuity and a Conventional Savings Plan. Before-tax contributions to the Tax-Deferred Retirement Annuity are $200 per month and the entire amount of a taxable lump sum withdrawal will be subject to income tax. After-tax contributions to the Non-Qualified Annuity and the Conventional Savings Plan are $138 per month. Only the gain in the Non-Qualified Annuity will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 31% federal marginal tax rate, representative of the target market, and an 8% annual return. Tax rates are subject to change as is the tax-deferred treatment of the Contracts. Tax-deferred retirement accumulations, as well as the income on Non-Qualified Annuities, are taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the prospectus. The chart does not reflect the following charges and expenses under Kemper Advantage
III: 1.00% mortality and expense risk; .30% administration charges; 6% maximum deferred withdrawal charge; and $36 annual records maintenance charge. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contracts. [IMPORTANT--THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN]


Unlike savings plans, contributions to tax-deferred retirement annuities and Non-Qualified Annuities provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a tax-deferred retirement annuity or Non-Qualified Annuity (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                                STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                    EXPERTS


The consolidated balance sheets of KILICO as of December 31, 1996 and January 4, 1996 and the related consolidated statements of operations, stockholder's equity, and cash flows for the periods from January 4, 1996 to December 31, 1996 and for each of the years in the two year period ended December 31, 1995 and the statements of assets and liabilities and contract owners' equity of the Separate Account as of December 31, 1996 and the related statements of operations for the year then ended, and the statements of changes in contract owners' equity for the years ended December 31, 1996 and 1995 have been included herein and in the registration statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG Peat Marwick LLP covering KILICO's financial statements contains an explanatory paragraph that states as a result of the acquisition of its parent, Kemper Corporation, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.


                              FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for the Separate Account which reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

                          INDEPENDENT AUDITORS' REPORT



THE BOARD OF DIRECTORS


KEMPER INVESTORS LIFE INSURANCE COMPANY:



We have audited the accompanying statements of assets and liabilities and contract owners' equity of the Money Market Subaccount, Money Market Subaccount #2, Total Return Account, High Yield Subaccount, Growth Subaccount, Government Securities Subaccount, International Subaccount, Small Cap Growth Subaccount, Investment Grade Bond Subaccount, Value Subaccount, Small Cap Value Subaccount, Value+ Growth Subaccount, Horizon 20+ Subaccount, Horizon 10+ Subaccount, and Horizon 5 Subaccount (investment options within the Investors Fund Series), Short-Term Bond Subaccount, Growth Subaccount, Aggressive Growth Subaccount, Worldwide Growth Subaccount, and Balanced Subaccount (investment options within the Janus Aspen Series) Natural Resources Subaccount, Emerging Markets Subaccount (investment options within the Lexington Funds), Equity Income Subaccount, Growth Subaccount, Asset Manager Subaccount, Index 500 Subaccount, Contrafund Subaccount (investment options within the Fidelity VIP Funds) of KILICO Variable Annuity Separate Account (the Account) as of December 31, 1996 and the related statements of operations for the year then ended, and the statements of changes in contract owners' equity for each of the years in the two-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1996 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the subaccounts of KILICO Variable Annuity Separate Account at December 31, 1996 and the results of their operations, and changes in their contract owners' equity for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



                                       KPMG Peat Marwick LLP



Chicago, Illinois


March 26, 1997

                               ------------------

                            THIS PAGE INTENTIONALLY


                                   LEFT BLANK

                               ------------------

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF ASSETS AND LIABILITIES AND CONTRACT OWNERS' EQUITY



DECEMBER 31, 1996


(IN THOUSANDS)



                                                                   INVESTORS FUND SERIES
                                       ------------------------------------------------------------------------------
                                         MONEY          MONEY         TOTAL         HIGH                   GOVERNMENT
                                         MARKET        MARKET         RETURN       YIELD        GROWTH     SECURITIES
                                       SUBACCOUNT   SUBACCOUNT #2   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                       ----------   -------------   ----------   ----------   ----------   ----------
ASSETS
  Investments in underlying portfolio
    funds, at current values.........   $59,117         8,476        693,657      286,846      484,754       79,836
  Dividends and other receivables....       296            19             19            2            2           --
                                        -------         -----        -------      -------      -------       ------
         Total assets................    59,413         8,495        693,676      286,848      484,756       79,836
                                        -------         -----        -------      -------      -------       ------
LIABILITIES AND CONTRACT OWNERS'
  EQUITY
  Liabilities:
    Mortality and expense risk and
      administrative charges.........        65            --          2,187          304          520           87
    Other............................        --            --             78           47           42           62
                                        -------         -----        -------      -------      -------       ------
         Total liabilities...........        65            --          2,265          351          562          149
                                        -------         -----        -------      -------      -------       ------
  Contract owners' equity............   $59,348         8,495        691,411      286,497      484,194       79,687
                                        =======         =====        =======      =======      =======       ======
ANALYSIS OF CONTRACT OWNERS' EQUITY
  Excess (deficiency) of proceeds
    from units sold over payments for
    units redeemed...................    (7,586)        7,692        273,270      105,550      234,859       51,794
  Accumulated net investment income
    (loss)...........................    66,934           803        203,402      161,848       97,528       25,750
  Accumulated net realized gain
    (loss) on sales of investments...        --            --         66,834          891       47,242        1,157
  Unrealized appreciation of
    investments......................        --            --        147,905       18,208      104,565          986
                                        -------         -----        -------      -------      -------       ------
  Contract owners' equity............   $59,348         8,495        691,411      286,497      484,194       79,687
                                        =======         =====        =======      =======      =======       ======



See accompanying notes to financial statements.

                                                    INVESTORS FUND SERIES
    ---------------------------------------------------------------------------------------------------------------------
                    SMALL CAP    INVESTMENT                SMALL CAP      VALUE+      HORIZON      HORIZON
    INTERNATIONAL     GROWTH     GRADE BOND     VALUE        VALUE        GROWTH        20+          10+       HORIZON 5
     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
    -------------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
       163,108        68,928       1,975        20,977       12,986       10,003       3,532        5,688        2,482
             2            --          --             4           --            2           1            1           --
       -------        ------       -----        ------       ------       ------       -----        -----        -----
       163,110        68,928       1,975        20,981       12,986       10,005       3,533        5,689        2,482
       -------        ------       -----        ------       ------       ------       -----        -----        -----
           178            72           2            20           13           10           3            5            2
            24             6         100           102          102          100         100          100          100
       -------        ------       -----        ------       ------       ------       -----        -----        -----
           202            78         102           122          115          110         103          105          102
       -------        ------       -----        ------       ------       ------       -----        -----        -----
       162,908        68,850       1,873        20,859       12,871        9,895       3,430        5,584        2,380
       =======        ======       =====        ======       ======       ======       =====        =====        =====
       123,259        52,058       1,852        19,213       12,229        9,229       3,184        5,238        2,268
         1,147            27         (11)          (77)         (44)         (63)        (28)         (30)         (14)
         8,369         2,894           2            12          (51)          (1)         16            9            1
        30,133        13,871          30         1,711          737          730         258          367          125
       -------        ------       -----        ------       ------       ------       -----        -----        -----
       162,908        68,850       1,873        20,859       12,871        9,895       3,430        5,584        2,380
       =======        ======       =====        ======       ======       ======       =====        =====        =====

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF ASSETS AND LIABILITIES AND CONTRACT OWNERS' EQUITY (CONTINUED)



DECEMBER 31, 1996


(IN THOUSANDS)



                                                                           JANUS ASPEN SERIES
                                                     --------------------------------------------------------------
                                                     SHORT-TERM                AGGRESSIVE   WORLDWIDE
                                                        BOND        GROWTH       GROWTH       GROWTH      BALANCED
                                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                     ----------   ----------   ----------   ----------   ----------
ASSETS
  Investments in underlying portfolio funds, at
    current values.................................     $745        17,676       19,252       31,880        6,235
  Dividends and other receivables..................       --             1           --            1           --
                                                        ----        ------       ------       ------       ------
         Total assets..............................      745        17,677       19,252       31,881        6,235
                                                        ----        ------       ------       ------       ------
LIABILITIES AND CONTRACT OWNERS' EQUITY
  Liabilities:
    Mortality and expense risk and administrative
      charges......................................        1            19           19           33            6
    Other..........................................       --            --            1           --           --
                                                        ----        ------       ------       ------       ------
         Total liabilities.........................        1            19           20           33            6
                                                        ----        ------       ------       ------       ------
  Contract owners' equity..........................     $744        17,658       19,232       31,848        6,229
                                                        ====        ======       ======       ======       ======
ANALYSIS OF CONTRACT OWNERS' EQUITY
  Excess of proceeds from units sold over payments
    for units redeemed.............................      724        16,145       19,029       28,936        5,588
  Accumulated net investment income (loss).........       26           239          (45)         107           78
  Accumulated net realized gain (loss) on sales of
    investments....................................       (4)           74          408           64           89
  Unrealized appreciation (depreciation) of
    investments....................................       (2)        1,200         (160)       2,741          474
                                                        ----        ------       ------       ------       ------
  Contract owners' equity..........................     $744        17,658       19,232       31,848        6,229
                                                        ====        ======       ======       ======       ======



See accompanying notes to financial statements.

         LEXINGTON FUNDS                                          FIDELITY VIP FUNDS
     -----------------------                --------------------------------------------------------------
      NATURAL      EMERGING                   EQUITY                    ASSET
     RESOURCES     MARKETS                    INCOME       GROWTH      MANAGER     INDEX 500    CONTRAFUND
     SUBACCOUNT   SUBACCOUNT                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
     ----------   ----------                ----------   ----------   ----------   ----------   ----------
       4,955        5,273                     6,271        4,080        1,004        5,725        8,819
          --           --                        --           --           --           --           --
       -----        -----                     -----        -----        -----        -----        -----
       4,955        5,273                     6,271        4,080        1,004        5,725        8,819
       -----        -----                     -----        -----        -----        -----        -----
           5            5                         7            4            1            6           10
          --           --                        --           --           --           --           --
       -----        -----                     -----        -----        -----        -----        -----
           5            5                         7            4            1            6           10
       -----        -----                     -----        -----        -----        -----        -----
       4,950        5,268                     6,264        4,076        1,003        5,719        8,809
       =====        =====                     =====        =====        =====        =====        =====
       4,320        5,379                     5,886        3,976          935        5,345        8,129
         (22)         (55)                      (33)         (21)          (7)         (42)         (43)
          60           71                        13           (1)          12           24           15
         592         (127)                      398          122           63          392          708
       -----        -----                     -----        -----        -----        -----        -----
       4,950        5,268                     6,264        4,076        1,003        5,719        8,809
       =====        =====                     =====        =====        =====        =====        =====

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1996


(IN THOUSANDS)



                                                                     INVESTORS FUND SERIES
                                         ------------------------------------------------------------------------------
                                           MONEY          MONEY         TOTAL                                GOVERNMENT
                                           MARKET        MARKET         RETURN     HIGH YIELD     GROWTH     SECURITIES
                                         SUBACCOUNT   SUBACCOUNT #2   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                         ----------   -------------   ----------   ----------   ----------   ----------
Dividends and capital gains
  distributions........................    $3,384          243          43,040       24,635       63,740        6,220
Expenses:
  Mortality and expense risk and
    administrative charges.............       891           --           9,244        3,534        6,193        1,238
                                           ------          ---          ------       ------       ------       ------
Net investment income (loss)...........     2,493          243          33,796       21,101       57,547        4,982
                                           ------          ---          ------       ------       ------       ------
Net realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on sales of
    investments........................        --           --          17,341        4,321       11,516          117
  Change in unrealized appreciation
    (depreciation) of investments......        --           --          42,597        5,924       10,026       (4,343)
                                           ------          ---          ------       ------       ------       ------
Net realized and unrealized gain (loss)
  on investments.......................        --           --          59,938       10,245       21,542       (4,226)
                                           ------          ---          ------       ------       ------       ------
Net increase in contract owners' equity
  resulting from operations............    $2,493          243          93,734       31,346       79,089          756
                                           ======          ===          ======       ======       ======       ======


---------------

(a) For the period from May 1, 1996 (commencement of operations) to December 31, 1996.



See accompanying notes to financial statements.

                                              INVESTORS FUND SERIES
    ----------------------------------------------------------------------------------------------------------
                    SMALL CAP     INVESTMENT                       SMALL CAP
    INTERNATIONAL     GROWTH      GRADE BOND         VALUE           VALUE       VALUE+GROWTH     HORIZON 20+
     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT(a)   SUBACCOUNT(a)   SUBACCOUNT(a)   SUBACCOUNT(a)   SUBACCOUNT(a)
    -------------   ----------   -------------   -------------   -------------   -------------   -------------
        3,133          1,209           --               --             --              --              --
        2,191            731           11               77             44              63              28
       ------         ------           --            -----            ---             ---             ---
          942            478          (11)             (77)           (44)            (63)            (28)
       ------         ------           --            -----            ---             ---             ---
        5,409          2,710            2               12            (51)             (1)             16
       14,729          8,276           30            1,711            737             730             258
       ------         ------           --            -----            ---             ---             ---
       20,138         10,986           32            1,723            686             729             274
       ------         ------           --            -----            ---             ---             ---
       21,080         11,464           21            1,646            642             666             246
       ======         ======           ==            =====            ===             ===             ===

         INVESTORS FUND SERIES
     -----------------------------

      HORIZON 10+      HORIZON 5
     SUBACCOUNT(a)   SUBACCOUNT(a)
     -------------   -------------
           --              --
           30              14
          ---             ---
          (30)            (14)
          ---             ---
            9               1
          367             125
          ---             ---
          376             126
          ---             ---
          346             112
          ===             ===

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF OPERATIONS (CONTINUED)


FOR THE YEAR ENDED DECEMBER 31, 1996


(IN THOUSANDS)



                                                               JANUS ASPEN SERIES
                                         --------------------------------------------------------------
                                         SHORT-TERM                AGGRESSIVE
                                            BOND        GROWTH       GROWTH     WORLDWIDE     BALANCED
                                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                         ----------   ----------   ----------   ----------   ----------
Dividends and capital gains
  distributions........................     $30           352          104          311         124
Expenses:
  Mortality and expense risk and
    administrative charges.............       7           152          155          205          57
                                            ---         -----         ----        -----         ---
Net investment income (loss)...........      23           200          (51)         106          67
                                            ---         -----         ----        -----         ---
Net realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on sales of
    investments........................      (4)           74          408           64          89
  Change in unrealized appreciation
    (depreciation) of investments......      --         1,182         (267)       2,686         415
                                            ---         -----         ----        -----         ---
Net realized and unrealized gain (loss)
  on investments.......................      (4)        1,256          141        2,750         504
                                            ---         -----         ----        -----         ---
Net increase (decrease) in contract
  owners' equity resulting from
  operations...........................     $19         1,456           90        2,856         571
                                            ===         =====         ====        =====         ===


---------------

(a) For the period from May 1, 1996 (commencement of operations) to December 31, 1996.



See accompanying notes to financial statements.

        LEXINGTON FUNDS                                                 FIDELITY VIP FUNDS
    -----------------------                -----------------------------------------------------------------------------
     NATURAL      EMERGING                    EQUITY                           ASSET
    RESOURCES     MARKETS                     INCOME          GROWTH          MANAGER        INDEX 500        CONTRA
    SUBACCOUNT   SUBACCOUNT                SUBACCOUNT(a)   SUBACCOUNT(a)   SUBACCOUNT(a)   SUBACCOUNT(a)   SUBACCOUNT(a)
    ----------   ----------                -------------   -------------   -------------   -------------   -------------
        16            --                         --              --              --              --              --
        39            61                         33              21               7              42              43
       ---          ----                        ---             ---             ---             ---             ---
       (23)          (61)                       (33)            (21)             (7)            (42)            (43)
       ---          ----                        ---             ---             ---             ---             ---
        60            71                         13              (1)             12              24              15
       570          (138)                       398             122              63             392             708
       ---          ----                        ---             ---             ---             ---             ---
       630           (67)                       411             121              75             416             723
       ---          ----                        ---             ---             ---             ---             ---
       607          (128)                       378             100              68             374             680
       ===          ====                        ===             ===             ===             ===             ===

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY


FOR THE YEAR ENDED DECEMBER 31, 1996


(IN THOUSANDS)



                                                                                 INVESTORS FUND SERIES
                                                     ------------------------------------------------------------------------------
                                                       MONEY          MONEY         TOTAL                                GOVERNMENT
                                                       MARKET        MARKET         RETURN     HIGH YIELD     GROWTH     SECURITIES
                                                     SUBACCOUNT   SUBACCOUNT #2   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                     ----------   -------------   ----------   ----------   ----------   ----------
Operations:
  Net investment income (loss).....................   $  2,493          243         33,796       21,101       57,547        4,982
  Net realized gain (loss) on sales of
    investments....................................         --           --         17,341        4,321       11,516          117
  Change in unrealized appreciation (depreciation)
    of investments.................................         --           --         42,597        5,924       10,026       (4,343)
                                                      --------       ------        -------      -------      -------      -------
    Net increase in contract owners' equity
      resulting from operations....................      2,493          243         93,734       31,346       79,089          756
                                                      --------       ------        -------      -------      -------      -------
Account unit transactions:
  Proceeds from units sold.........................     22,801       12,928         47,161       36,482       43,192        7,926
  Net transfers (to) from affiliate and
    subaccounts....................................     (7,498)      (6,807)       (27,829)      (7,862)      (9,293)      (9,264)
  Payments for units redeemed......................    (16,282)        (184)       (78,322)     (28,503)     (41,011)     (10,724)
                                                      --------       ------        -------      -------      -------      -------
    Net increase (decrease) in contract owners'
      equity from account unit transactions........       (979)       5,937        (58,990)         117       (7,112)     (12,062)
                                                      --------       ------        -------      -------      -------      -------
Total increase (decrease) in contract owners'
  equity...........................................      1,514        6,180         34,744       31,463       71,977      (11,306)
  Beginning of period..............................     57,834        2,315        656,667      255,034      412,217       90,993
                                                      --------       ------        -------      -------      -------      -------
  End of period....................................   $ 59,348        8,495        691,411      286,497      484,194       79,687
                                                      ========       ======        =======      =======      =======      =======


---------------

(a) For the period from May 1, 1996 (commencement of operations) to December 31, 1996.



See accompanying notes to financial statements.

                                              INVESTORS FUND SERIES
    ----------------------------------------------------------------------------------------------------------
                    SMALL CAP     INVESTMENT                       SMALL CAP        VALUE +
    INTERNATIONAL     GROWTH      GRADE BOND         VALUE           VALUE          GROWTH        HORIZON 20+
     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT(a)   SUBACCOUNT(a)   SUBACCOUNT(a)   SUBACCOUNT(a)   SUBACCOUNT(a)
    -------------   ----------   -------------   -------------   -------------   -------------   -------------
           942           478           (11)            (77)            (44)            (63)            (28)
         5,409         2,710             2              12             (51)             (1)             16
        14,729         8,276            30           1,711             737             730             258
       -------        ------         -----          ------          ------           -----           -----
        21,080        11,464            21           1,646             642             666             246
       -------        ------         -----          ------          ------           -----           -----
        20,272        13,879         1,262           9,908           6,111           6,223           2,580
           819        11,423           632           9,522           6,244           3,214             620
       (13,606)       (3,253)          (42)           (217)           (126)           (208)            (16)
       -------        ------         -----          ------          ------           -----           -----
         7,485        22,049         1,852          19,213          12,229           9,229           3,184
       -------        ------         -----          ------          ------           -----           -----
        28,565        33,513         1,873          20,859          12,871           9,895           3,430
       134,343        35,337            --              --              --              --              --
       -------        ------         -----          ------          ------           -----           -----
       162,908        68,850         1,873          20,859          12,871           9,895           3,430
       =======        ======         =====          ======          ======           =====           =====

         INVESTORS FUND SERIES
     -----------------------------

      HORIZON 10+      HORIZON 5
     SUBACCOUNT(a)   SUBACCOUNT(a)
     -------------   -------------
           (30)            (14)
             9               1
           367             125
           346             112
         4,108           1,453
         1,206             887
           (76)            (72)
         5,238           2,268
         5,584           2,380
            --              --
         5,584           2,380

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY (CONTINUED)


FOR THE YEAR ENDED DECEMBER 31, 1996


(IN THOUSANDS)



                                                                                    JANUS ASPEN SERIES
                                                             -----------------------------------------------------------------
                                                             SHORT-TERM                   AGGRESSIVE   WORLDWIDE
                                                                BOND         GROWTH         GROWTH       GROWTH      BALANCED
                                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                             ----------   -------------   ----------   ----------   ----------
Operations:
  Net investment income (loss).............................     $ 23            200            (51)         106          67
  Net realized gain (loss) on sales of investments.........       (4)            74            408           64          89
  Change in unrealized appreciation (depreciation) of
    investments............................................       --          1,182           (267)       2,686         415
                                                                ----         ------         ------       ------       -----
    Net increase (decrease) in contract owners' equity
      resulting from operations............................       19          1,456             90        2,856         571
                                                                ----         ------         ------       ------       -----
Account unit transactions:
  Proceeds from units sold.................................      127          3,853          4,122        6,384       1,760
  Net transfers (to) from affiliate and subaccounts........      489         10,206         13,087       21,474       2,401
  Payments for units redeemed..............................      (48)          (445)          (335)        (477)       (400)
                                                                ----         ------         ------       ------       -----
    Net increase in contract owners' equity from account
      unit transactions....................................      568         13,614         16,874       27,381       3,761
                                                                ----         ------         ------       ------       -----
Total increase in contract owners' equity..................      587         15,070         16,964       30,237       4,332
  Beginning of period......................................      157          2,588          2,268        1,611       1,897
                                                                ----         ------         ------       ------       -----
  End of period............................................     $744         17,658         19,232       31,848       6,229
                                                                ====         ======         ======       ======       =====


---------------

(a) For the period from May 1, 1996 (commencement of operations) to December 31, 1996.



See accompanying notes to financial statements.

        LEXINGTON FUNDS                                    FIDELITY VIP FUNDS
    -----------------------   -----------------------------------------------------------------------------
     NATURAL      EMERGING       EQUITY                           ASSET
    RESOURCES     MARKETS        INCOME          GROWTH          MANAGER        INDEX 500        CONTRA
    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT(a)   SUBACCOUNT(a)   SUBACCOUNT(a)   SUBACCOUNT(a)   SUBACCOUNT(a)
    ----------   ----------   -------------   -------------   -------------   -------------   -------------
        (23)         (61)           (33)            (21)             (7)            (42)            (43)
         60           71             13              (1)             12              24              15
        570         (138)           398             122              63             392             708
      -----        -----          -----           -----           -----           -----           -----
        607         (128)           378             100              68             374             680
      -----        -----          -----           -----           -----           -----           -----
        593        1,057          1,035             998              61             763           1,565
      3,294        3,734          5,040           3,000           1,055           4,601           6,767
       (292)        (191)          (189)            (22)           (181)            (19)           (203)
      -----        -----          -----           -----           -----           -----           -----
      3,595        4,600          5,886           3,976             935           5,345           8,129
      -----        -----          -----           -----           -----           -----           -----
      4,202        4,472          6,264           4,076           1,003           5,719           8,809
        748          796             --              --              --              --              --
      -----        -----          -----           -----           -----           -----           -----
      4,950        5,268          6,264           4,076           1,003           5,719           8,809
      =====        =====          =====           =====           =====           =====           =====

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY


FOR THE YEAR ENDED DECEMBER 31, 1995


(IN THOUSANDS)



                                                  INVESTORS FUND SERIES
                      ------------------------------------------------------------------------------
                        MONEY          MONEY         TOTAL                                GOVERNMENT
                        MARKET        MARKET         RETURN     HIGH YIELD     GROWTH     SECURITIES
                      SUBACCOUNT   SUBACCOUNT #2   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                      ----------   -------------   ----------   ----------   ----------   ----------
Operations:
  Net investment
    income (loss)...   $  2,985          140           9,834       18,691      20,654        4,658
  Net realized gain
    (loss) on sales
    of
    investments.....         --           --           5,320        1,290       5,966           (1)
  Change in
    unrealized
    appreciation of
    investments.....         --           --         119,468       15,252      67,323       10,500
                       --------       ------        --------     --------     -------      -------
      Net increase
        in contract
        owners'
        equity
        resulting
        from
       operations...      2,985          140         134,622       35,233      93,943       15,157
                       --------       ------        --------     --------     -------      -------
Account unit
  transactions:
  Proceeds from
    units sold......      7,440        1,994          47,745       21,167      35,473        5,546
  Net transfers (to)
    from affiliate
    and
    subaccounts.....    (14,703)      (3,412)        (21,697)      13,859       1,693       (6,225)
  Payments for units
    redeemed........    (16,838)         (92)        (87,868)     (32,713)    (39,162)     (14,994)
                       --------       ------        --------     --------     -------      -------
      Net increase
        (decrease)
        in contract
        owners'
        equity from
        account unit
     transactions...    (24,101)      (1,510)        (61,820)       2,313      (1,996)     (15,673)
                       --------       ------        --------     --------     -------      -------
Total increase
  (decrease) in
  contract owners'
  equity............    (21,116)      (1,370)         72,802       37,546      91,947         (516)
  Beginning of
    period..........     78,950        3,685         583,865      217,488     320,270       91,509
                       --------       ------        --------     --------     -------      -------
  End of period.....   $ 57,834        2,315         656,667      255,034     412,217       90,993
                       ========       ======        ========     ========     =======      =======



See accompanying notes to financial statements.

    ------------------------------------------------INVESTORS-FUND-SERIES------------------------------------------------
                    SMALL CAP    INVESTMENT                SMALL CAP     VALUE +      HORIZON      HORIZON
    INTERNATIONAL     GROWTH     GRADE BOND     VALUE        VALUE        GROWTH        20+          10+       HORIZON 5
     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
    -------------   ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
         1,112          (290)        --           --           --           --           --           --           --
           605           261         --           --           --           --           --           --           --
        11,955         5,307         --           --           --           --           --           --           --
       -------        ------         --           --           --           --           --           --           --
        13,672         5,278         --           --           --           --           --           --           --
       -------        ------         --           --           --           --           --           --           --
        17,837         6,412         --           --           --           --           --           --           --
        (6,157)       12,876         --           --           --           --           --           --           --
       (13,593)       (2,032)        --           --           --           --           --           --           --
        (1,913)       17,256         --           --           --           --           --           --           --
       -------        ------         --           --           --           --           --           --           --
        11,759        22,534         --           --           --           --           --           --           --
       122,584        12,803         --           --           --           --           --           --           --
       -------        ------         --           --           --           --           --           --           --
       134,343        35,337         --           --           --           --           --           --           --
       =======        ======         ==           ==           ==           ==           ==           ==           ==

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY (CONTINUED)


FOR THE YEAR ENDED DECEMBER 31, 1995


(IN THOUSANDS)



                                                                                    JANUS ASPEN SERIES
                                                              --------------------------------------------------------------
                                                              SHORT-TERM                AGGRESSIVE   WORLDWIDE
                                                                 BOND        GROWTH       GROWTH       GROWTH      BALANCED
                                                              SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                              ----------   ----------   ----------   ----------   ----------
Operations:
  Net investment income.....................................     $  3           39            6            1           11
  Net realized gain (loss) on sales of investments..........       --           --           --           --           --
  Change in unrealized appreciation (depreciation) of
    investments.............................................       (2)          18          107           55           59
                                                                 ----        -----        -----        -----        -----
      Net increase in contract owners' equity resulting from
        operations..........................................        1           57          113           56           70
                                                                 ----        -----        -----        -----        -----
Account unit transactions:
  Proceeds from units sold..................................        1          304          198          186          182
  Net transfers (to) from affiliate and subaccounts.........      155        2,234        1,957         1375         1650
  Payments for units redeemed...............................       --           (7)          --           (6)          (5)
                                                                 ----        -----        -----        -----        -----
      Net increase in contract owners' equity from account
        unit transactions...................................      156        2,531        2,155        1,555        1,827
                                                                 ----        -----        -----        -----        -----
Total increase in contract owners' equity...................      157        2,588        2,268        1,611        1,897
  Beginning of period.......................................       --           --           --           --           --
                                                                 ----        -----        -----        -----        -----
  End of period.............................................     $157        2,588        2,268        1,611        1,897
                                                                 ====        =====        =====        =====        =====



See accompanying notes to financial statements.

        LEXINGTON FUNDS                             FIDELITY VIP FUNDS
    -----------------------   --------------------------------------------------------------
     NATURAL      EMERGING      EQUITY                    ASSET
    RESOURCES     MARKETS       INCOME       GROWTH      MANAGER     INDEX 500    CONTRAFUND
    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
    ----------   ----------   ----------   ----------   ----------   ----------   ----------
         1            6           --           --           --           --           --
        --           --           --           --           --           --           --
        22           11           --           --           --           --           --
       ---          ---           --           --           --           --           --
        23           17           --           --           --           --           --
       ---          ---           --           --           --           --           --
        57           23           --           --           --           --           --
       680          756           --           --           --           --           --
       (12)          --           --           --           --           --           --
       ---          ---           --           --           --           --           --
       725          779           --           --           --           --           --
       ---          ---           --           --           --           --           --
       748          796           --           --           --           --           --
        --           --           --           --           --           --           --
       ---          ---           --           --           --           --           --
       748          796           --           --           --           --           --
       ===          ===           ==           ==           ==           ==           ==

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



NOTES TO FINANCIAL STATEMENTS



(1) GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES



ORGANIZATION



KILICO Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Kemper Corporation which was acquired by an investor group led by Zurich Insurance Company ("Zurich") on January 4, 1996.



The Separate Account is used to fund contracts or certificates (collectively referred to as "contracts") for ADVANTAGE III periodic and flexible payment variable annuity contracts and PASSPORT individual and group variable and market value adjusted deferred annuity contracts. The Separate Account is divided into Subaccounts. For the ADVANTAGE III contracts, up to 26 Subaccounts may be available to Contract Owners depending upon their respective Contracts. Each Subaccount invests exclusively in a corresponding portfolio of one of the underlying investment funds; the Investors Fund Series, the Janus Aspen Series, the Lexington Funds, and the Fidelity VIP Funds. Fourteen Subaccounts are available to Passport Contract Owners and each Subaccount invests exclusively in a corresponding Portfolio of the Investors Fund Series, an open-end diversified management investment company.



ESTIMATES



The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.



SECURITY VALUATION



The investments are stated at current value which is based on the closing bid price, net asset value, at December 31, 1996.



SECURITY TRANSACTIONS AND INVESTMENT INCOME



Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on an identified cost basis.



ACCUMULATION UNIT VALUATION



On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Chicago time) or the close of the Exchange by dividing the total value of each Subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective Subaccount.



FEDERAL INCOME TAXES



The operations of the Separate Account are included in the Federal income tax return of KILICO. Under existing Federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the contract and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without Federal income tax consequences.

(2) SUMMARY OF INVESTMENTS



Investments, at cost, at December 31, 1996, are as follows (in thousands):



                                                              SHARES
                                                               OWNED       COST
                                                              -------   ----------
INVESTMENTS
INVESTORS FUND SERIES:
Money Market Portfolio (Money Market and Money Market #2
  Subaccounts)..............................................   67,593   $   67,593
Total Return Portfolio......................................  246,380      545,752
High Yield Portfolio........................................  223,976      268,638
Growth Portfolio............................................  143,796      380,189
Government Securities Portfolio.............................   66,125       78,850
International Portfolio.....................................  104,269      132,975
Small Cap Growth Portfolio..................................   41,110       55,057
Investment Grade Bond Portfolio.............................    1,907        1,945
Value Portfolio.............................................   17,874       19,266
Small Cap Value Portfolio...................................   12,750       12,249
Value+Growth Portfolio......................................    8,729        9,273
Horizon 20+ Portfolio.......................................    3,063        3,274
Horizon 10+ Portfolio.......................................    5,107        5,321
Horizon 5 Portfolio.........................................    2,265        2,357

JANUS ASPEN SERIES FUND:
Short-Term Bond Portfolio...................................       75          747
Growth Portfolio............................................    1,140       16,476
Aggressive Growth Portfolio.................................    1,056       19,412
Worldwide Growth Portfolio..................................    1,640       29,139
Balanced Portfolio..........................................      422        5,761
LEXINGTON FUNDS:
Natural Resources Portfolio.................................      347        4,363
Emerging Markets Portfolio..................................      523        5,400
FIDELITY VIP FUNDS:
Equity Income Portfolio.....................................      298        5,873
Growth Portfolio............................................      131        3,958
Asset Manager Portfolio.....................................       59          941
Index 500 Portfolio.........................................       64        5,333
Contrafund Portfolio........................................      533        8,111
                                                                        ----------
        TOTAL INVESTMENTS...................................            $1,688,253
                                                                        ==========



The underlying investments of the Fund's portfolios are summarized below.



INVESTORS FUND SERIES



MONEY MARKET PORTFOLIO: This Portfolio invests primarily in short-term obligations of major banks and corporations. The Money Market Subaccount represents the ADVANTAGE III Money Market Subaccount and the PASSPORT Money Market Subaccount #1. Money Market Subaccount #2 represents funds allocated by the owner of a contract to the dollar cost averaging program. Under the dollar cost averaging program, an owner may predesignate a portion of the Subaccount value to be automatically transferred on a monthly basis to one or more of the other Subaccounts. This option is only available to PASSPORT individual and group variable and market value adjusted deferred annuity contracts.



TOTAL RETURN PORTFOLIO: This Portfolio's investments will normally consist of fixed-income and equity securities. Fixed-income securities will include bonds and other debt securities and preferred stocks. Equity investments normally will consist of common stocks and securities convertible into or exchangeable for common stocks, however, the Portfolio may also make private placement investments (which are normally restricted securities).

(2) SUMMARY OF INVESTMENTS (CONTINUED)


HIGH YIELD PORTFOLIO: This Portfolio invests in fixed-income securities, a substantial portion of which are high yielding fixed-income securities. These securities ordinarily will be in the lower rating categories of recognized rating agencies or will be non-rated, and generally will involve more risk than securities in the higher rating categories.



GROWTH PORTFOLIO: This Portfolio's investments normally will consist of common stocks and securities convertible into or exchangeable for common stocks, however, it may also make private placement investments (which are normally restricted securities).



GOVERNMENT SECURITIES PORTFOLIO: This Portfolio invests primarily in U.S. Government securities. The Portfolio will also invest in fixed-income securities other than U.S. Government securities and will engage in options and financial futures transactions.



INTERNATIONAL PORTFOLIO: This Portfolio's investments will normally consist of equity securities of non-United States issuers, however, it may also invest in convertible and debt securities of non-United States issuers and foreign currencies.



SMALL CAP GROWTH PORTFOLIO: This Portfolio's investments will consist primarily of common stocks and securities convertible into or exchangeable for common stocks and to a limited degree in preferred stocks and debt securities. At least 65% of the Portfolio's total assets will be invested in equity securities of companies having a market capitalization of $1 billion or less at the time of initial investment.



INVESTMENT GRADE BOND PORTFOLIO: This Portfolio seeks high current income by investing primarily in a diversified portfolio of investment grade debt securities.



VALUE PORTFOLIO: This Portfolio seeks to achieve a high rate of total return.



SMALL CAP VALUE PORTFOLIO: This Portfolio seeks long-term capital appreciation.



VALUE+GROWTH PORTFOLIO: This Portfolio seeks growth of capital through professional management of a portfolio of growth and value stocks.



HORIZON 20+ PORTFOLIO: This Portfolio is designed for investors with approximately a 20+ year investment horizon and seeks growth of capital, with income as a secondary objective.



HORIZON 10+ PORTFOLIO: This Portfolio is designed for investors with approximately a 10+ year investment horizon and seeks a balance between growth of capital and income, consistent with moderate risk.



HORIZON 5 PORTFOLIO: This Portfolio is designed for investors with approximately a 5 year investment horizon, and seeks income consistent with a preservation of capital, with growth of capital as a secondary objective.



JANUS ASPEN SERIES



SHORT-TERM BOND PORTFOLIO: This Portfolio seeks a high level of current income while minimizing interest rate risk by investing in shorter term fixed-income securities. Its average-weighted maturity is normally less than three years.



GROWTH PORTFOLIO: This Portfolio seeks long-term growth of capital by investing primarily in common stocks with an emphasis on companies with larger market capitalizations.



AGGRESSIVE GROWTH PORTFOLIO: This Portfolio is a nondiversified portfolio that seeks long-term growth of capital by investing primarily in common stocks. The common stocks held by the Portfolio will normally have an average market capitalization between $1 billion and $5 billion.



WORLDWIDE GROWTH PORTFOLIO: This Portfolio seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic companies.

(2) SUMMARY OF INVESTMENTS (CONTINUED)


BALANCED PORTFOLIO: This Portfolio seeks long-term growth of capital balanced by current income. The Portfolio normally invests 40%-60% of its assets in equity securities selected for their growth potential and 40%-60% in fixed-income securities.



LEXINGTON FUNDS



LEXINGTON NATURAL RESOURCES PORTFOLIO: This Portfolio seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist of capital appreciation.



LEXINGTON EMERGING MARKETS PORTFOLIO: This Portfolio seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets.



FIDELITY VIP FUNDS



EQUITY-INCOME PORTFOLIO: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities.



GROWTH PORTFOLIO: This Portfolio seeks to achieve capital appreciation.



ASSET MANAGER PORTFOLIO: This Portfolio seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.



INDEX 500 PORTFOLIO: This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.



CONTRAFUND PORTFOLIO: This Portfolio seeks long-term capital appreciation.



(3) TRANSACTIONS WITH AFFILIATES



KILICO assumes mortality risks associated with the annuity contracts and incurs all expenses involved in administering the contracts. In return, KILICO assesses that portion of each Subaccount representing assets under the ADVANTAGE III flexible payment contracts with a daily charge for mortality and expense risk and administrative costs which amounts to an aggregate of one percent (1.00%) per annum. KILICO also assesses that portion of each Subaccount representing assets under the ADVANTAGE III periodic payment contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and three-tenths percent (1.30%) per annum. KILICO assesses that portion of each Subaccount representing assets under PASSPORT individual and group variable and market value adjusted deferred annuity contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and one-quarter percent (1.25%) per annum. The PASSPORT DCA Money Market Subaccount #2, available for participation in the dollar cost averaging program, has no daily asset charge deduction.



KILICO also assesses against each ADVANTAGE III contract participating in one or more of the Subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993, and subsequent, the charge is $36 and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract changes. The charge is assessed whether or not any purchase payments have been made during the year. KILICO also assesses against each PASSPORT contract participating in one or more of the Subaccounts a records maintenance charge of $30 at the end of each contract year.



For contracts issued prior to May 1, 1994, KILICO has undertaken to reimburse each of the ADVANTAGE III Money Market, Total Return, High Yield, and Equity Subaccounts whose direct and indirect operating expenses exceed eighty hundredths of one percent (.80%) of average daily net assets. In determining reimburse-

(3) TRANSACTIONS WITH AFFILIATES (CONTINUED)


ment of direct and indirect operating expenses, for each Subaccount, charges for mortality and expense risks and administrative expenses, and records maintenance charges are excluded and, for each Portfolio, charges for taxes, extraordinary expenses, and brokerage and transaction costs are excluded. During the year ended December 31, 1996, no such payment was made.



Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO. During the year ended December 31, 1996, KILICO received contingent deferred sales charges of $1,726,400.



Zurich Kemper Investments, Inc. ("ZKI") (formerly named Kemper Financial Services, Inc.), an affiliated company, is the investment manager of the Investors Fund Series portfolios. In connection with the acquisition of Kemper Corporation on January 4, 1996, Zurich also acquired 100% of ZKI.



Janus Capital Corporation is the investment manager of the Janus Aspen Series Fund Portfolios, Lexington Management Corporation is the investment manager for the Lexington Fund Portfolios and Fidelity Investments is the investment manager for the Fidelity VIP Funds.



(4) NET TRANSFERS (TO) FROM AFFILIATED DIVISIONS AND SUBACCOUNTS



Net transfers (to) from affiliated divisions or accounts include transfers of all or part of the contract owner's interest to or from another Subaccount or to the general account of KILICO.



(5) CONTRACT OWNERS' EQUITY



The contract owners' equity is affected by the investment results of each Portfolio and contract charges. The accompanying financial statements include only contract owners' payments pertaining to the variable portions of their contracts and exclude any payments for the market value adjusted or fixed portions, the latter being included in the general account of KILICO. Contract owners may elect to annuitize the contract under one of several annuity options, as specified in the prospectus.

Contract owners' equity at December 31, 1996, is as follows (in thousands, except unit value; differences are due to rounding):



                                                                                             CONTRACT
                                                            NUMBER           UNIT            OWNERS'
                                                           OF UNITS          VALUE            EQUITY
                                                           --------         -------         ----------
ADVANTAGE III SUBACCOUNT
INVESTORS FUND SERIES
MONEY MARKET
  Flexible Payment, Qualified..........................        770          $ 2.297         $    1,768
  Flexible Payment, Nonqualified.......................      4,762            2.297             10,939
  Periodic Payment, Qualified..........................     10,827            2.199             23,808
  Periodic Payment, Nonqualified.......................      3,948            2.199              8,680
                                                                                            ----------
                                                                                                45,195
                                                                                            ----------
TOTAL RETURN
  Flexible Payment, Qualified..........................        990            5.473              5,420
  Flexible Payment, Nonqualified.......................      4,838            5.068             24,518
  Periodic Payment, Qualified..........................     89,982            5.239            471,457
  Periodic Payment, Nonqualified.......................     17,433            4.882             85,105
                                                                                            ----------
                                                                                               586,500
                                                                                            ----------
HIGH YIELD
  Flexible Payment, Qualified..........................        422            5.738              2,422
  Flexible Payment, Nonqualified.......................      2,440            5.494             13,405
  Periodic Payment, Qualified..........................     24,077            5.493            132,251
  Periodic Payment, Nonqualified.......................     10,028            5.351             53,659
                                                                                            ----------
                                                                                               201,737
                                                                                            ----------
GROWTH
  Flexible Payment, Qualified..........................        260            5.303              1,380
  Flexible Payment, Nonqualified.......................      1,396            5.285              7,379
  Periodic Payment, Qualified..........................     58,672            5.102            299,371
  Periodic Payment, Nonqualified.......................     14,340            5.095             73,063
                                                                                            ----------
                                                                                               381,193
                                                                                            ----------
GOVERNMENT SECURITIES
  Flexible Payment, Qualified..........................        165            1.599                264
  Flexible Payment, Nonqualified.......................      1,187            1.599              1,898
  Periodic Payment, Qualified..........................     18,485            1.566             28,943
  Periodic Payment, Nonqualified.......................     13,804            1.566             21,613
                                                                                            ----------
                                                                                                52,718
                                                                                            ----------
INTERNATIONAL
  Flexible Payment, Qualified..........................        429            1.590                683
  Flexible Payment, Nonqualified.......................      1,190            1.590              1,892
  Periodic Payment, Qualified..........................     62,425            1.567             97,809
  Periodic Payment, Nonqualified.......................     12,177            1.567             19,079
                                                                                            ----------
                                                                                               119,463
                                                                                            ----------
SMALL CAP GROWTH
  Flexible Payment, Qualified..........................        132            1.686                222
  Flexible Payment, Nonqualified.......................        711            1.686              1,198
  Periodic Payment, Qualified..........................     25,931            1.673             43,372
  Periodic Payment, Nonqualified.......................      4,091            1.673              6,842
                                                                                            ----------
                                                                                                51,634
                                                                                            ----------

                                                                                                CONTRACT
                                                                 NUMBER           UNIT          OWNERS'
                                                                OF UNITS         VALUE           EQUITY
                                                                --------         ------         --------
INVESTMENT GRADE BOND
  Flexible Payment, Qualified...............................        --           $   --          $   --
  Flexible Payment, Nonqualified............................        68            1.029              70
  Periodic Payment, Qualified...............................       326            1.027             335
  Periodic Payment, Nonqualified............................        50            1.027              51
                                                                                                 ------
                                                                                                    456
                                                                                                 ------
VALUE
  Flexible Payment, Qualified...............................         8            1.166              11
  Flexible Payment, Nonqualified............................       238            1.166             271
  Periodic Payment, Qualified...............................     4,864            1.164           5,659
  Periodic Payment, Nonqualified............................     1,625            1.164           1,890
                                                                                                 ------
                                                                                                  7,831
                                                                                                 ------
SMALL CAP VALUE
  Flexible Payment, Qualified...............................        --               --              --
  Flexible Payment, Nonqualified............................         7            1.012              10
  Periodic Payment, Qualified...............................     3,784            1.010           3,820
  Periodic Payment, Nonqualified............................       840            1.010             848
                                                                                                 ------
                                                                                                  4,678
                                                                                                 ------
VALUE+GROWTH
  Flexible Payment, Qualified...............................        12            1.138              14
  Flexible Payment, Nonqualified............................        33            1.138              38
  Periodic Payment, Qualified...............................       986            1.136           1,121
  Periodic Payment, Nonqualified............................       454            1.136             516
                                                                                                 ------
                                                                                                  1,689
                                                                                                 ------
HORIZON 20+
  Flexible Payment, Qualified...............................        --               --              --
  Flexible Payment, Nonqualified............................        --               --              --
  Periodic Payment, Qualified...............................       406            1.144             464
  Periodic Payment, Nonqualified............................         7            1.144               8
                                                                                                 ------
                                                                                                    472
                                                                                                 ------
HORIZON 10+
  Flexible Payment, Qualified...............................        10            1.106              12
  Flexible Payment, Nonqualified............................        20            1.106              23
  Periodic Payment, Qualified...............................       634            1.104             700
  Periodic Payment, Nonqualified............................       229            1.104             253
                                                                                                 ------
                                                                                                    988
                                                                                                 ------
HORIZON 5
  Flexible Payment, Qualified...............................        --               --              --
  Flexible Payment, Nonqualified............................        45            1.089              49
  Periodic Payment, Qualified...............................       243            1.086             264
  Periodic Payment, Nonqualified............................        84            1.086              91
                                                                                                 ------
                                                                                                    404
                                                                                                 ------

                                                                                                 CONTRACT
                                                                 NUMBER           UNIT           OWNERS'
                                                                OF UNITS          VALUE           EQUITY
                                                                --------         -------         --------
JANUS ASPEN SERIES FUND
SHORT-TERM BOND
  Flexible Payment, Qualified...............................        --           $    --         $    --
  Flexible Payment, Nonqualified............................        --                --              --
  Periodic Payment, Qualified...............................        63            10.460             660
  Periodic Payment, Nonqualified............................         8            10.460              84
                                                                                                 -------
                                                                                                     744
                                                                                                 -------
GROWTH
  Flexible Payment, Qualified...............................         9            16.021             145
  Flexible Payment, Nonqualified............................        22            16.021             353
  Periodic Payment, Qualified...............................       976            15.960          15,579
  Periodic Payment, Nonqualified............................        99            15.960           1,581
                                                                                                 -------
                                                                                                  17,658
                                                                                                 -------
AGGRESSIVE GROWTH
  Flexible Payment, Qualified...............................         1            18.309              15
  Flexible Payment, Nonqualified............................         2            18.309              31
  Periodic Payment, Qualified...............................       937            18.238          17,089
  Periodic Payment, Nonqualified............................       115            18.238           2,097
                                                                                                 -------
                                                                                                  19,232
                                                                                                 -------
WORLDWIDE GROWTH
  Flexible Payment, Qualified...............................         3            19.565              54
  Flexible Payment, Nonqualified............................        33            19.565             637
  Periodic Payment, Qualified...............................     1,413            19.490          27,537
  Periodic Payment, Nonqualified............................       186            19.490           3,620
                                                                                                 -------
                                                                                                  31,848
                                                                                                 -------
BALANCED
  Flexible Payment, Qualified...............................         3            15.059              40
  Flexible Payment, Nonqualified............................        10            15.059             148
  Periodic Payment, Qualified...............................       360            15.001           5,406
  Periodic Payment, Nonqualified............................        42            15.001             635
                                                                                                 -------
                                                                                                   6,229
                                                                                                 -------
LEXINGTON FUNDS
NATURAL RESOURCES
  Flexible Payment, Qualified...............................         7            14.211             103
  Flexible Payment, Nonqualified............................        --                --              --
  Periodic Payment, Qualified...............................       243            14.154           3,435
  Periodic Payment, Nonqualified............................       100            14.154           1,412
                                                                                                 -------
                                                                                                   4,950
                                                                                                 -------
EMERGING MARKETS
  Flexible Payment, Qualified...............................         1            10.048              12
  Flexible Payment, Nonqualified............................         2            10.048              19
  Periodic Payment, Qualified...............................       443            10.009           4,432
  Periodic Payment, Nonqualified............................        80            10.009             805
                                                                                                 -------
                                                                                                   5,268
                                                                                                 -------

                                                                                               CONTRACT
                                                              NUMBER           UNIT            OWNERS'
                                                             OF UNITS          VALUE            EQUITY
                                                             --------         -------         ----------
FIDELITY VIP FUNDS
EQUITY INCOME
  Flexible Payment, Qualified............................        1            $20.891         $       24
  Flexible Payment, Nonqualified.........................        1             20.891                 22
  Periodic Payment, Qualified............................      263             20.849              5,477
  Periodic Payment, Nonqualified.........................       36             20.849                741
                                                                                              ----------
                                                                                                   6,264
                                                                                              ----------
GROWTH
  Flexible Payment, Qualified............................       --                 --                 --
  Flexible Payment, Nonqualified.........................       --                 --                 --
  Periodic Payment, Qualified............................      116             30.872              3,569
  Periodic Payment, Nonqualified.........................       16             30.872                507
                                                                                              ----------
                                                                                                   4,076
                                                                                              ----------
ASSET MANAGER
  Flexible Payment, Qualified............................       --             16.818                  9
  Flexible Payment, Nonqualified.........................       --                 --                 --
  Periodic Payment, Qualified............................       55             16.784                915
  Periodic Payment, Nonqualified.........................        5             16.784                 79
                                                                                              ----------
                                                                                                   1,003
                                                                                              ----------
INDEX 500
  Flexible Payment, Qualified............................       --                 --                 --
  Flexible Payment, Nonqualified.........................        1             88.539                110
  Periodic Payment, Qualified............................       53             88.364              4,695
  Periodic Payment, Nonqualified.........................       10             88.364                914
                                                                                              ----------
                                                                                                   5,719
                                                                                              ----------
CONTRAFUND
  Flexible Payment, Qualified............................       --                 --                 --
  Flexible Payment, Nonqualified.........................        2             16.450                 30
  Periodic Payment, Qualified............................      488             16.418              8,009
  Periodic Payment, Nonqualified.........................       47             16.418                770
                                                                                              ----------
                                                                                                   8,809
                                                                                              ----------
TOTAL ADVANTAGE III CONTRACT OWNERS' EQUITY..............                                     $1,566,758
                                                                                              ==========

                                                                                             CONTRACT
                                                            NUMBER           UNIT            OWNERS'
                                                           OF UNITS          VALUE            EQUITY
                                                           --------         -------         ----------
PASSPORT SUBACCOUNT
INVESTORS FUND SERIES
MONEY MARKET #1
  Qualified............................................      4,139          $ 1.153         $    4,774
  Nonqualified.........................................      8,132            1.153              9,379
                                                                                            ----------
     Total.............................................                                         14,153
                                                                                            ----------
MONEY MARKET #2
  Qualified............................................      2,263            1.227              2,777
  Nonqualified.........................................      4,660            1.227              5,718
                                                                                            ----------
     Total.............................................                                          8,495
                                                                                            ----------
TOTAL RETURN
  Qualified............................................     18,236            1.423             25,942
  Nonqualified.........................................     55,511            1.423             78,969
                                                                                            ----------
     Total.............................................                                        104,911
                                                                                            ----------
HIGH YIELD
  Qualified............................................     11,427            1.708             19,517
  Nonqualified.........................................     38,199            1.708             65,243
                                                                                            ----------
     Total.............................................                                         84,760
                                                                                            ----------
GROWTH
  Qualified............................................     17,120            1.724             29,519
  Nonqualified.........................................     42,617            1.724             73,482
                                                                                            ----------
     Total.............................................                                        103,001
                                                                                            ----------
GOVERNMENT SECURITIES
  Qualified............................................      4,714            1.263              5,953
  Nonqualified.........................................     16,641            1.263             21,016
                                                                                            ----------
     Total.............................................                                         26,969
                                                                                            ----------
INTERNATIONAL
  Qualified............................................      7,403            1.571             11,628
  Nonqualified.........................................     20,257            1.571             31,817
                                                                                            ----------
     Total.............................................                                         43,445
                                                                                            ----------
SMALL CAP GROWTH
  Qualified............................................      2,967            1.675              4,969
  Nonqualified.........................................      7,313            1.675             12,247
                                                                                            ----------
     Total.............................................                                         17,216
                                                                                            ----------

                                                                                             CONTRACT
                                                            NUMBER           UNIT            OWNERS'
                                                           OF UNITS          VALUE            EQUITY
                                                           --------         -------         ----------
INVESTMENT GRADE BOND
  Qualified............................................        474          $ 1.027         $      486
  Nonqualified.........................................        907            1.027                931
                                                                                            ----------
     Total.............................................                                          1,417
                                                                                            ----------
VALUE
  Qualified............................................      2,964            1.164              3,450
  Nonqualified.........................................      8,229            1.164              9,578
                                                                                            ----------
     Total.............................................                                         13,028
                                                                                            ----------
SMALL CAP VALUE
  Qualified............................................      1,862            1.010              1,879
  Nonqualified.........................................      6,251            1.010              6,314
                                                                                            ----------
     Total.............................................                                          8,193
                                                                                            ----------
VALUE+GROWTH
  Qualified............................................      1,392            1.137              1,582
  Nonqualified.........................................      5,828            1.137              6,624
                                                                                            ----------
     Total.............................................                                          8,206
                                                                                            ----------
HORIZON 20+
  Qualified............................................        825            1.144                943
  Nonqualified.........................................      1,761            1.144              2,015
                                                                                            ----------
     Total.............................................                                          2,958
                                                                                            ----------
HORIZON 10+
  Qualified............................................        868            1.105                958
  Nonqualified.........................................      3,294            1.105              3,638
                                                                                            ----------
     Total.............................................                                          4,596
                                                                                            ----------
HORIZON 5
  Qualified............................................        227            1.087                247
  Nonqualified.........................................      1,591            1.087              1,729
                                                                                            ----------
     Total.............................................                                          1,976
                                                                                            ----------
TOTAL PASSPORT CONTRACT OWNERS' EQUITY.................                                     $  443,324
                                                                                            ==========

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



THE BOARD OF DIRECTORS AND STOCKHOLDER


KEMPER INVESTORS LIFE INSURANCE COMPANY:



We have audited the accompanying consolidated balance sheets of Kemper Investors Life Insurance Company and subsidiaries as of December 31, 1996 and as of January 4, 1996, and the related consolidated statements of operations, stockholder's equity, and cash flows for the periods from January 4, 1996 to December 31, 1996 (post-acquisition), and for each of the years in the two-year period ended December 31, 1995 (pre-acquisition). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the aforementioned post-acquisition consolidated financial statements present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and subsidiaries as of December 31, 1996 and as of January 4, 1996, and the results of their operations and their cash flows for the post-acquisition period, in conformity with generally accepted accounting principles. Further, in our opinion, the aforementioned pre-acquisition consolidated financial statements present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and subsidiaries and the results of their operations and their cash flows for the pre-acquisition periods, in conformity with generally accepted accounting principles.



As discussed in Note 1 to the consolidated financial statements, effective January 4, 1996, an investor group as described in Note 1, acquired all of the outstanding stock of Kemper Investors Life Insurance Company in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.



                                            KPMG PEAT MARWICK LLP


Chicago, Illinois


March 21, 1997

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                          CONSOLIDATED BALANCE SHEETS


                       (in thousands, except share data)



                                                              DECEMBER 31      JANUARY 4
                                                                 1996             1996
                                                              -----------      ----------
ASSETS
Fixed maturities, available for sale, at fair value (cost:
  December 31, 1996, $3,929,650; January 4, 1996,
  $3,749,323)...............................................  $3,866,431       $3,749,323
Short-term investments......................................      71,696          372,515
Joint venture mortgage loans................................     110,971          110,194
Third-party mortgage loans..................................     106,585          144,450
Other real estate-related investments.......................      50,157           34,296
Policy loans................................................     288,302          289,390
Other invested assets.......................................      23,507           19,215
                                                              ----------       ----------
          Total investments.................................   4,517,649        4,719,383
Cash........................................................       2,776           25,811
Accrued investment income...................................     115,199          104,402
Goodwill....................................................     244,688          254,883
Value of business acquired..................................     189,639          190,222
Deferred insurance acquisition costs........................      26,811           --
Federal income tax receivable...............................       3,840          112,646
Reinsurance recoverable.....................................     427,165          502,836
Receivable on sales of securities...........................      32,569              902
Other assets and receivables................................      30,277           10,540
Assets held in separate accounts............................   2,127,247        1,761,110
                                                              ----------       ----------
          Total assets......................................  $7,717,860       $7,682,735
                                                              ==========       ==========
LIABILITIES
Future policy benefits......................................  $4,256,521       $4,585,148
Ceded future policy benefits................................     427,165          502,836
Benefits and claims payable to policyholders................      36,142            4,535
Other accounts payable and liabilities......................      59,462           30,030
Deferred income taxes.......................................      60,362           53,472
Liabilities related to separate accounts....................   2,127,247        1,761,110
                                                              ----------       ----------
          Total liabilities.................................   6,966,899        6,937,131
                                                              ----------       ----------
Commitments and contingent liabilities
STOCKHOLDER'S EQUITY
Capital stock--$10 par value,
  authorized 300,000 shares; outstanding 250,000 shares.....       2,500            2,500
Additional paid-in capital..................................     761,538          743,104
Unrealized loss on investments..............................     (47,498)          --
Retained earnings...........................................      34,421           --
                                                              ----------       ----------
          Total stockholder's equity........................     750,961          745,604
                                                              ----------       ----------
          Total liabilities and stockholder's equity........  $7,717,860       $7,682,735
                                                              ==========       ==========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                     CONSOLIDATED STATEMENTS OF OPERATIONS


                                 (in thousands)



                                                                  YEAR ENDED DECEMBER 31
                                                            -----------------------------------
                                                                             PREACQUISITION
                                                                         ----------------------
                                                              1996         1995          1994
                                                            --------     ---------     --------
REVENUE
Net investment income.....................................  $299,688     $ 348,448     $353,084
Realized investment gains (losses)........................    13,602      (318,700)     (54,557)
Premium income............................................     7,822           236        --
Fees and other income.....................................    35,095        38,101       31,950
                                                            --------     ---------     --------
          Total revenue...................................   356,207        68,085      330,477
                                                            --------     ---------     --------
BENEFITS AND EXPENSES
Benefits and interest credited to policyholders...........   237,349       245,615      248,494
Commissions, taxes, licenses and fees.....................    28,135        31,793       26,910
Operating expenses........................................    24,678        20,837       25,324
Deferral of insurance acquisition costs...................   (27,820)      (36,870)     (31,852)
Amortization of insurance acquisition costs...............     2,316        14,423       20,809
Amortization of value of business acquired................    21,530        --            --
Amortization of goodwill..................................    10,195        --            --
                                                            --------     ---------     --------
          Total benefits and expenses.....................   296,383       275,798      289,685
                                                            --------     ---------     --------
Income (loss) before income tax expense (benefit).........    59,824      (207,713)      40,792
Income tax expense (benefit)..............................    25,403       (74,664)      14,431
                                                            --------     ---------     --------
          Net income (loss)...............................  $ 34,421     $(133,049)    $ 26,361
                                                            ========     =========     ========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                 (in thousands)



                                                                                         PREACQUISITION
                                                                                   --------------------------
                                                       DECEMBER 31    JANUARY 4    DECEMBER 31    DECEMBER 31
                                                          1996          1996          1995           1994
                                                       -----------    ---------    -----------    -----------
CAPITAL STOCK, beginning and end of period.........      $  2,500     $  2,500      $   2,500      $   2,500
                                                         --------     --------      ---------      ---------

ADDITIONAL PAID-IN CAPITAL, beginning of period....       743,104      491,994        491,994        409,423
Capital contributions from parent..................        18,434        --            --             82,500
Adjustment to reflect purchase accounting method...        --          251,110         --                 --
Transfer of limited partnership interest to
  parent...........................................        --            --            --                 71
                                                         --------     --------      ---------      ---------
          End of period............................       761,538      743,104        491,994        491,994
                                                         --------     --------      ---------      ---------

UNREALIZED GAIN (LOSS) ON INVESTMENTS, beginning of
  period...........................................        --           68,502       (236,443)        93,096
Unrealized gain (loss) on revaluation of
  investments, net.................................       (47,498)       --           304,945       (329,539)
Adjustment to reflect purchase accounting method...        --          (68,502)        --             --
                                                         --------     --------      ---------      ---------
          End of period............................       (47,498)       --            68,502       (236,443)
                                                         --------     --------      ---------      ---------

RETAINED EARNINGS, beginning of period.............        --           42,880        175,929        149,568
Net income (loss)..................................        34,421        --          (133,049)        26,361
Adjustment to reflect purchase accounting method...        --          (42,880)        --             --
                                                         --------     --------      ---------      ---------
          End of period............................        34,421        --            42,880        175,929
                                                         --------     --------      ---------      ---------
          Total stockholder's equity...............      $750,961     $745,604      $ 605,876      $ 433,980
                                                         ========     ========      =========      =========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                 (in thousands)



                                                                 YEAR ENDED DECEMBER 31
                                                        -----------------------------------------
                                                                             PREACQUISITION
                                                                        -------------------------
                                                           1996           1995           1994
                                                        -----------     ---------     -----------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income (loss)...................................  $    34,421     $(133,049)    $    26,361
  Reconcilement of net income (loss) to net cash
     provided:
     Realized investment losses (gains)...............      (13,602)      318,700          54,557
     Interest credited and other charges..............      230,298       237,984         242,591
     Deferred insurance acquisition costs.............      (25,504)      (22,447)        (11,043)
     Amortization of value of business acquired.......       21,530        --             --
     Amortization of goodwill.........................       10,195        --             --
     Amortization of discount and premium on
       investments....................................       25,743         4,586          (1,383)
     Deferred income taxes............................         (897)       38,423          20,809
     Net change in Federal income tax receivable......      108,806       (86,990)            809
     Other, net.......................................      (22,283)      (29,905)        (14,161)
                                                        -----------     ---------     -----------
          Net cash provided from operating
            activities................................      368,707       327,302         318,540
                                                        -----------     ---------     -----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Cash from investments sold or matured:
     Fixed maturities held to maturity................      264,383       320,143         144,717
     Fixed maturities sold prior to maturity..........      891,995       297,637         910,913
     Mortgage loans, policy loans and other invested
       assets.........................................      168,727       450,573         536,668
  Cost of investments purchased or loans originated:
     Fixed maturities.................................   (1,369,091)     (549,867)     (1,447,393)
     Mortgage loans, policy loans and other invested
       assets.........................................     (119,044)     (131,966)       (281,059)
  Short-term investments, net.........................      300,819      (168,351)        198,299
  Net change in receivable and payable for securities
     transactions.....................................      (31,667)       (1,397)        (16,553)
  Net reductions in other assets......................          105         1,996           2,678
                                                        -----------     ---------     -----------
          Net cash provided by investing activities...      106,237       218,768          48,270
                                                        -----------     ---------     -----------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................      141,159       247,778         215,034
     Withdrawals......................................     (700,084)     (755,917)       (652,513)
  Capital contributions from parent...................       18,434            --          82,500
  Other...............................................       42,512       (35,309)          3,871
                                                        -----------     ---------     -----------
          Net cash used in financing activities.......     (497,979)     (543,448)       (351,108)
                                                        -----------     ---------     -----------
               Net increase (decrease) in cash........      (23,035)        2,622          15,702
CASH, beginning of period.............................       25,811        23,189           7,487
                                                        -----------     ---------     -----------
CASH, end of period...................................  $     2,776     $  25,811     $    23,189
                                                        ===========     =========     ===========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES



BASIS OF PRESENTATION



Kemper Investors Life Insurance Company and subsidiaries (the "Company") issues fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"). On January 4, 1996, an investor group comprised of Zurich Insurance Company ("Zurich"), Insurance Partners, L.P. ("IP") and Insurance Partners Offshore (Bermuda), L.P. (together with IP, "Insurance Partners") acquired all of the issued and outstanding common stock of Kemper. As a result of the change in control, Zurich and Insurance Partners own 80 percent and 20 percent, respectively, of Kemper and therefore the Company.



The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated.



PURCHASE ACCOUNTING METHOD



The acquisition of the Company on January 4, 1996, was accounted for using the purchase method of accounting. The consolidated financial statements of the Company prior to January 4, 1996, were prepared on a historical cost basis in accordance with generally accepted accounting principles. The accompanying financial statements and notes thereto prepared prior to January 4, 1996 have been labeled "preacquisition". The accompanying consolidated financial statements of the Company as of January 4, 1996 (the acquisition date) and as of and for the year ended December 31, 1996, have been prepared in conformity with the purchase method of accounting. The Company has presented January 4, 1996 (the acquisition date), as the opening purchase accounting balance sheet for comparative purposes throughout the accompanying financial statements and notes thereto.



Under purchase accounting, the Company's assets and liabilities have been marked to their relative fair market values as of the acquisition date. The difference between the cost of acquiring the Company and the net fair market values of the Company's assets and liabilities as of the acquisition date has been recorded as goodwill. The Company is amortizing goodwill on a straight-line basis over twenty-five years. The allocated cost of acquiring the Company was $745.6 million and the acquisition resulted in goodwill of $254.9 million as of January 4, 1996.



The Company reviews goodwill to determine if events or changes in circumstances may have affected the recoverability of the outstanding goodwill as of each reporting period. In the event that the Company determines that goodwill is not recoverable, it would amortize such amounts as additional goodwill expense in the accompanying financial statements. As of December 31, 1996, the Company believes that no such adjustment is necessary.



Purchase accounting adjustments primarily affected the recorded historical values of fixed maturities, mortgage loans, other invested assets, deferred insurance acquisition costs, future policy benefits and deferred income taxes.



Deferred insurance acquisition costs, and the related amortization thereof, for policies sold prior to January 4, 1996, have been replaced by the value of business acquired.



The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.



A 15 percent discount rate was used to determine such value and represents the rate of return required by Zurich and Insurance Partners to invest in the business being acquired. In selecting the rate of return used to value the policies purchased, the Company considered the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows, the cost of capital available to fund the

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


acquisition, the perceived likelihood of changes in insurance regulations and tax laws, the complexity of the Company's business, and the prices paid (i.e., discount rates used in determining other life insurance company valuations) on similar blocks of business sold in recent periods.



The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2001 are as follows:



                                                                                                PROJECTED
    (IN THOUSANDS)                                    BEGINNING                  ACCRETION OF    ENDING
YEAR ENDED DECEMBER 31                                 BALANCE    AMORTIZATION     INTEREST      BALANCE
---------------------------------------------------   ---------   ------------   ------------   ---------
1996...............................................   $190,222      $(31,427)      $ 9,897      $168,692
1997...............................................    168,692       (26,330)       10,152       152,514
1998...............................................    152,514       (26,769)        9,085       134,830
1999...............................................    134,830       (26,045)        8,000       116,785
2000...............................................    116,785       (24,288)        6,834        99,331
2001...............................................     99,331       (21,538)        5,867        83,660



The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to stockholder's equity, net of income tax. As of December 31, 1996, this adjustment increased the value of business acquired and stockholder's equity by approximately $20.9 million and $13.6 million, respectively.



ESTIMATES



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.



LIFE INSURANCE REVENUE AND EXPENSES



Revenue for annuities and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs. Also reflected in fees and other income is a ceding commission experience adjustment received in 1995 as a result of certain reinsurance transactions entered into by the Company during 1992. (See note captioned "Reinsurance".)



Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.



DEFERRED INSURANCE ACQUISITION COSTS



The costs of acquiring new business after January 4, 1996, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio, through a credit or charge to stockholder's equity, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.



FUTURE POLICY BENEFITS



Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. Current interest rates credited during the contract accumulation period range from 4.0 percent to 7.5 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.5 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 3.0 percent to 12.0 percent.



Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Estimated future investment yields are a level 7 percent for reinsurance assumed and for direct business, 8 percent for three years; 7 percent for year four; and 6 percent thereafter.



INVESTED ASSETS AND RELATED INCOME



Investments in fixed maturities are carried at fair value. Short-term investments are carried at cost, which approximates fair value. (See note captioned "Fair Value of Financial Instruments".)



The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturities deemed to be impaired on an other-than-temporary basis, or on mortgage loans, real estate-related bonds and other real estate loans where the likelihood of collection of interest is doubtful.



Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments net of any applicable reserve and write-downs include notes receivable from real estate ventures; investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures; common stock carried at fair value and real estate owned carried at fair value.



Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions and calculated in conformity with Statement of Financial Accounting Standards ("SFAS") 114, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN, indicate a likelihood of loss. At year-end 1995, reflecting the Company's change in strategy with respect to its real estate portfolio, and the disposition thereof, and on January 4, 1996, reflecting the acquisition of the Company, real estate-related investments were valued using an estimate of the investments observable market price, net of estimated costs to sell. Prior to year-end 1995, the Company evaluated its real estate-related assets (including accrued interest) by estimating the probabilities of loss utilizing various projections that included several factors relating to the borrower, property, term of the loan, tenant composition, rental rates, other supply and demand factors and overall economic conditions. Generally, at that time, the reserve was based upon the excess of the loan amount over the estimated future cash flows from the loan, discounted at the loan's contractual rate of interest taking into consideration the effects of recourse to, and subordination of loans held by, affiliated non-life realty companies.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Under purchase accounting, the market value of the Company's policy loans and other invested assets consisting primarily of venture capital investments and a leveraged lease, became the Company's new cost basis in such investments. Investments in policy loans and other invested assets after January 4, 1996 are carried at cost. Other invested assets also include equity securities, not related to real estate-related investments, which are carried at fair value.



Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to stockholder's equity. Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefitted.



SEPARATE ACCOUNT BUSINESS



The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the separate accounts are carried at fair value.



INCOME TAX



The operations of the Company prior to January 4, 1996 have been included in the consolidated Federal income tax return of Kemper. Income taxes receivable or payable have been determined on a separate return basis, and payments have been received from or remitted to Kemper pursuant to a tax allocation arrangement between Kemper and its subsidiaries, including the Company. The Company generally had received a tax benefit for losses to the extent such losses can be utilized in Kemper's consolidated Federal tax return. Subsequent to January 4, 1996, the Company and its subsidiaries will file separate Federal income tax returns.



Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.



(2) CASH FLOW INFORMATION



The Company defines cash as cash in banks and money market accounts. Federal income tax refunded by Kemper under the tax allocation arrangement for the period from January 1, 1996 to January 4, 1996 and for the years ended December 31, 1995 and 1994 amounted to $108.8 million, $25.2 million and $10.7 million, respectively. The Company paid $28.1 million of Federal income taxes directly to the United States Treasury Department during 1996.



Not reflected in the statement of cash flows are rollovers of mortgage loans, other loans and investments totaling approximately $57.0 million in 1994.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(3) INVESTED ASSETS AND RELATED INCOME



The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturities are considered available for sale. The carrying value (estimated fair value) of fixed maturities compared with amortized cost, adjusted for other-than-temporary declines in value, were as follows:



                                                                                 Estimated Unrealized
                                                        Carrying    Amortized    ---------------------
                                                         Value         Cost       Gains       Losses
(in thousands)                                          --------    ---------     -----       ------
DECEMBER 31, 1996
U.S. treasury securities and obligations of U.S.
  government agencies and authorities................  $   92,238   $   93,202     $   --     $   (964)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed..................      30,853       31,519         --         (666)
Debt securities issued by foreign governments........     105,394      108,456        504       (3,566)
Corporate securities.................................   1,896,615    1,935,511      5,918      (44,814)
Mortgage and asset-backed securities.................   1,741,331    1,760,962      1,990      (21,621)
                                                       ----------   ----------     ------     --------
       Total fixed maturities........................  $3,866,431   $3,929,650     $8,412     $(71,631)
                                                       ==========   ==========     ======     ========

JANUARY 4, 1996
U.S. treasury securities and obligations of U.S.
  government agencies and authorities................  $  215,637   $  215,637     $   --     $     --
Obligations of states and political subdivisions,
  special revenue and nonguaranteed..................      24,241       24,241         --           --
Debt securities issued by foreign governments........     139,361      139,361         --           --
Corporate securities.................................   1,695,268    1,695,268         --           --
Mortgage and asset-backed securities.................   1,674,816    1,674,816         --           --
                                                       ----------   ----------     ------     --------
       Total fixed maturities........................  $3,749,323   $3,749,323     $   --     $     --
                                                       ==========   ==========     ======     ========



Upon default or indication of potential default by an issuer of fixed maturity securities, the Company-owned issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.



The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.



The Company's $267.7 million real estate portfolio at December 31, 1996 consists of joint venture and third-party mortgage loans and other real estate-related investments.



At December 31, 1996 and January 4, 1996, total impaired loans were as follows:



                                                                December 31     January 4
                                                                    1996           1996
(in millions)                                                   -----------     ---------
Impaired loans without reserves--gross......................       $39.8          $  --
Impaired loans with reserves--gross.........................         7.6           21.9
                                                                   -----          -----
       Total gross impaired loans...........................        47.4           21.9
Reserves related to impaired loans..........................        (4.4)          (6.5)
                                                                   -----          -----
       Net impaired loans...................................       $43.0          $15.4
                                                                   =====          =====

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED)


Impaired loans without reserves include loans in which the deficit in equity investments in real estate-related investments is considered in determining reserves and write-downs. At December 31, 1996, the Company's deficit in equity investments considered in determining reserves and write-downs amounted to $5.9 million. The Company had an average balance of $30.8 million and $124.2 million in impaired loans for 1996 and 1995, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.



At December 31, 1996 and January 4, 1996, loans on nonaccrual status amounted to $43.5 million and $3.5 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.



At December 31, 1996, securities carried at approximately $6.1 million were on deposit with governmental agencies as required by law.



At December 31, 1996, the Company had six separate asset-backed securities included in fixed maturity investments from trusts formed to securitize assets underwritten by Green Tree Financial Corporation, which in aggregate amounted to $90.7 million. No other investments exceeded ten percent of the Company's stockholder's equity at December 31, 1996.



Proceeds from sales of investments in fixed maturities prior to maturity were $892.0 million, $297.6 million and $910.9 million during 1996, 1995 and 1994, respectively. Gross gains of $9.9 million, $21.2 million and $6.0 million and gross losses of $16.2 million, $11.9 million and $55.9 million were realized on sales of fixed maturities in 1996, 1995 and 1994, respectively.



The following table sets forth the maturity aging schedule of fixed maturity investments at December 31, 1996:



                                                                 Carrying     Amortized
                                                                  Value       Cost Value
(in thousands)                                                   --------     ----------
One year or less............................................    $   36,814    $   36,862
Over one year through five..................................       643,741       648,811
Over five years through ten.................................     1,170,034     1,200,620
Over ten years..............................................       274,511       282,395
Securities not due at a single maturity date(1).............     1,741,331     1,760,962
                                                                ----------    ----------
       Total fixed maturities...............................    $3,866,431    $3,929,650
                                                                ==========    ==========


---------------

(1) Weighted average maturity of 4.6 years.



The sources of net investment income were as follows:



                                                                                  Preacquisition
                                                                              -----------------------
                                                                 1996           1995           1994
(in thousands)                                                 --------       --------       --------
Interest and dividends on fixed maturities.................    $250,683       $269,934       $274,231
Dividends on equity securities.............................         646            681          1,751
Income from short-term investments.........................       9,130         13,159         10,668
Income from mortgage loans.................................      20,257         40,494         41,713
Income from policy loans...................................      20,700         19,658         18,517
Income from other real estate-related investments..........       4,917         15,565         21,239
Income from other loans and investments....................       2,480          1,555          3,533
                                                               --------       --------       --------
       Total investment income.............................     308,813        361,046        371,652
Investment expense.........................................      (9,125)       (12,598)       (18,568)
                                                               --------       --------       --------
       Net investment income...............................    $299,688       $348,448       $353,084
                                                               ========       ========       ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED)


Realized gains (losses) for the years ended December 31, 1996, 1995 and 1994, were as follows:



                                                                     Realized Gains (Losses)
                                                           -------------------------------------------
                                                                                  Preacquisition
                                                                            --------------------------
                                                            1996              1995              1994
(in thousands)                                             -------          ---------         --------
Real estate-related..................................      $17,462          $(325,611)        $(41,720)
Fixed maturities.....................................       (6,344)             9,336          (49,857)
Equity securities....................................        --                  (346)          28,243
Other................................................        2,484             (2,079)           8,777
                                                           -------          ---------         --------
  Realized investment gains (losses) before income
     tax expense (benefit)...........................       13,602           (318,700)         (54,557)
Income tax expense (benefit).........................        4,761           (111,545)         (19,095)
                                                           -------          ---------         --------
  Net realized investment gains (losses).............      $ 8,841          $(207,155)        $(35,462)
                                                           =======          =========         ========



Unrealized gains (losses) are computed below as follows: fixed maturities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity securities and other--the difference between fair value and cost. The change in unrealized investment gains (losses) by class of investment for the years ended December 31, 1996, 1995 and 1994 were as follows:



                                                           Change in Unrealized Gains (Losses)
                                              --------------------------------------------------------------
                                                                                        Preacquisition
                                                                                  --------------------------
                                                                                         December 31
                                              December 31       January 4         --------------------------
                                                 1996             1996              1995             1994
(in thousands)                                -----------       ---------         --------         ---------
Fixed maturities..........................     $(63,219)           $--            $351,964         $(351,646)
Equity securities.........................        1,256             --                 180           (32,710)
Adjustment to deferred insurance
  acquisition costs.......................        1,307             --             (14,277)           11,325
Adjustment to value of business
  acquired................................       20,947             --               --               --
                                               --------            ---            --------         ---------
  Unrealized gain (loss) before income tax
     expense (benefit)....................      (39,709)            --             337,867          (373,031)
Income tax expense (benefit)..............        7,789             --              32,922           (43,492)
                                               --------            ---            --------         ---------
       Net unrealized gain (loss) on
          investments.....................     $(47,498)           $--            $304,945         $(329,539)
                                               ========            ===            ========         =========



(4) UNCONSOLIDATED INVESTEES



At December 31, 1996, the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.



As of December 31, 1996 and January 4, 1996, the Company's net equity investment in unconsolidated investees amounted to $11.7 million and $11.4 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $223 thousand for the year ended December 31, 1996, compared with net losses of $453 thousand, and $6.3 million for the years ended December 31, 1995 and 1994, respectively.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(4) UNCONSOLIDATED INVESTEES (CONTINUED)


Also at January 4, 1996, the Company had joint venture-related loans totaling $21.8 million before reserves to partnerships in which Lumbermens Mutual Casualty Company, an affiliate until August 1993 ("Lumbermens"), had equity interests. These joint venture-related loans were sold during 1996.



(5) CONCENTRATION OF CREDIT AND INTEREST RATE RISK



The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of risk exist in the Company's ownership of mortgage-backed and asset-backed securities and real estate.



Approximately 36.4 percent of the Company's investment-grade fixed maturities at December 31, 1996 were mortgage-backed securities, down from 45.7 percent at January 4, 1996, due to sales and paydowns during 1996. These investments had an average yield of 6.83 percent during 1996 and consisted primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally of AAA credit quality, and the markets for these investments have been and are expected to remain liquid. The Company plans to continue to reduce its holding of such investments over time.



As a result of purchases during 1996, approximately 8.8 percent of the Company's investment-grade fixed maturities at December 31, 1996 consisted of corporate asset-backed securities. The majority of the Company's investments in asset-backed securities were backed by manufactured housing loans, auto loans and home equity loans.



Investment income was lower in 1996, compared with both 1995 and 1994, primarily reflecting purchase accounting adjustments related to the amortization of premiums on fixed maturity investments. Under purchase accounting, the market value of the Company's fixed maturity investments as of January 4, 1996 became the Company's new cost basis in such investments. The difference between the new cost basis and original par is then amortized against investment income over the remaining effective lives of the fixed maturity investments. As a result of the interest rate environment as of January 4, 1996, the market value of the Company's fixed maturity investments was approximately $133.9 million greater than original par. The amortization of such premiums reduced investment income by approximately $22.7 million in 1996, compared with 1995 and 1994.



Future investment income from mortgage-backed securities and other asset-backed securities may be affected by the timing of principal payments and the yields on reinvestment alternatives available at the time of such payments. As a result of purchase accounting adjustments to fixed maturities, most of the Company's mortgage-backed securities are carried at a premium over par. Prepayment activity resulting from a decline in interest rates on such securities purchased at a premium would accelerate the amortization of the premiums which would result in reductions of investment income related to such securities. At December 31, 1996, the Company had unamortized premiums and discounts of $24.7 million and $5.7 million, respectively, related to mortgage-backed and asset-backed securities. The Company believes that as a result of the purchase accounting adjustments and the current interest rate environment, anticipated prepayment activity is expected to result in reductions to future investment income similar to those reductions experienced by the Company in 1996.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(5) CONCENTRATION OF CREDIT AND INTEREST RATE RISK (CONTINUED)


The Company's real estate portfolio is distributed by geographic location and property type, as shown in the following two tables:



GEOGRAPHIC DISTRIBUTION AS OF DECEMBER 31, 1996



California.......................   35.2%
Illinois.........................   13.5
Hawaii...........................   11.0
Colorado.........................    7.9
Oregon...........................    7.6
Washington.......................    7.4
Florida..........................    5.4
Texas............................    4.2
Ohio.............................    2.7
Other states.....................    5.1
                                   -----
          Total..................  100.0%
                                   =====



DISTRIBUTION BY PROPERTY TYPE AS OF DECEMBER 31, 1996



Hotel............................   38.8%
Land.............................   24.4
Office...........................   14.1
Residential......................    9.1
Retail...........................    2.6
Industrial.......................    1.0
Other............................   10.0
                                   -----
          Total..................  100.0%
                                   =====



Real estate markets have been depressed in recent periods in areas where most of the Company's real estate portfolio is located. Portions of California's and Hawaii's real estate market conditions have continued to be worse than in many other areas of the country. Real estate markets in northern California and Illinois continue to show some stabilization and improvement.



Undeveloped land represented approximately 24.4 percent of the Company's real estate portfolio at December 31, 1996. To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. The values of certain development projects have been written down as of December 31, 1995, reflecting changes in plans in connection with the Zurich-led acquisition of Kemper. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's and the Company's plans with respect to such projects may not change substantially.



Approximately half of the Company's real estate loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners. (See note captioned "Unconsolidated Investees".)



At December 31, 1996, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), have interests constituted approximately $101.3 million, or 37.8 percent, of the Company's real estate portfolio. The Nesbitt ventures primarily consist of eleven hotel properties. At December 31, 1996, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding.



At December 31, 1996, loans to and investments in a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens, constituted approximately $53.0 million, or 19.8 percent, of the Company's real estate portfolio. The Company's interest in the MLP is a less than one percent limited partnership interest and Kemper's interest is 75 percent at December 31, 1996. At December 31, 1996, MLP-related commitments accounted for approximately $9.4 million of the Company's off-balance-sheet legal commitments, which the Company expects to fund.



At December 31, 1996, the Company's loans to and investments in projects with the Prime Group, Inc. or its affiliates totaled approximately $(5.3) million. Negative amounts represent the Company's share of project related operating losses in excess of the Company's investment. Prime Group-related commitments, however,

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



accounted for $145.2 million of the off-balance-sheet legal commitments at December 31, 1996, of which the Company expects to fund $15.9 million.



(6) INCOME TAXES



Income tax expense (benefit) was as follows for the years ended December 31, 1996, 1995 and 1994:



                                                                             Preacquisition
                                                                         ----------------------
                                                             1996          1995          1994
(in thousands)                                              -------      ---------      -------
Current...................................................  $26,300      $(113,087)     $(6,898)
Deferred..................................................     (897)        38,423       21,329
                                                            -------      ---------      -------
          Total...........................................  $25,403      $ (74,664)     $14,431
                                                            =======      =========      =======



Included in the 1995 current tax benefit is the recognition of a net operating loss carryover at December 31, 1995 which was utilized against taxable income on Kemper's consolidated short-period Federal income tax return for the January 1 through January 4, 1996 tax year. Beginning January 5, 1996, the Company and its subsidiaries will each file a stand alone Federal income tax return. Previously, the Company had filed a consolidated Federal income tax return with Kemper. In 1996, the Company and Kemper settled all outstanding balances under the tax allocation agreement.



The actual income tax expense (benefit) for 1996, 1995 and 1994 differed from the "expected" tax expense (benefit) for those years as displayed below. "Expected" tax expense (benefit) was computed by applying the U.S. Federal corporate tax rate of 35 percent in 1996, 1995, and 1994 to income (loss) before income tax expense (benefit).



                                                                             Preacquisition
                                                                          ---------------------
                                                              1996          1995         1994
(in thousands)                                               -------      --------      -------
Computed expected tax expense (benefit)....................  $20,938      $(72,700)     $14,277
Difference between "expected" and actual tax expense
  (benefit):
  State taxes..............................................      913        (1,370)         645
  Amortization of goodwill.................................    3,568            --           --
  Foreign tax credit.......................................       --          (183)        (155)
  Other, net...............................................      (16)         (411)        (336)
                                                             -------      --------      -------
          Total actual tax expense (benefit)...............  $25,403      $(74,664)     $14,431
                                                             =======      ========      =======



Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company only records deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance recorded for the portion that is not likely to be realized.



The Company has established a valuation allowance to reduce the deferred Federal tax asset related to real estate and other investments to the amount that, based upon available evidence, is, in management's judgment, more likely than not to be realized. Any reversals of the valuation allowance are contingent upon the recognition of future capital gains in the Company's Federal income tax return or a change in circumstances which causes the recognition of the benefits to become more likely than not. The change in the valuation allowance is related solely to the change in the net deferred Federal tax asset or liability from unrealized gains or losses on investments.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(6) INCOME TAXES (CONTINUED)


The tax effects of temporary differences that give rise to significant portions of the Company's net deferred Federal tax liability were as follows:



                                                                                  Preacquisition
                                                                               ---------------------
                                                                                    December 31
                                                   December 31    January 4    ---------------------
                                                      1996          1996         1995         1994
(in thousands)                                     -----------    ---------    ---------    --------
Deferred Federal tax assets:
  Unrealized losses on investments...............   $ 16,624      $  --        $      --    $ 85,331
  Life policy reserves...........................     46,452        46,654        42,512      51,519
  Real estate-related............................     20,642        27,736        21,920      39,360
  Other investment-related.......................      5,409         1,773         1,725       7,435
  Other..........................................      8,159         9,750         6,864       6,415
                                                    --------      --------     ---------    --------
     Total deferred Federal tax assets...........     97,286        85,913        73,021     190,060
  Valuation allowance............................    (31,825)      (15,201)      (15,201)   (100,532)
                                                    --------      --------     ---------    --------
     Total deferred Federal tax assets after
       valuation allowance.......................     65,461        70,712        57,820      89,528
                                                    --------      --------     ---------    --------
Deferred Federal tax liabilities:
  Deferred insurance acquisition costs...........      9,384         --          111,523     108,663
  Value of business acquired.....................     66,373        66,578        --           --
  Other investment-related.......................     28,855        37,919        --           --
  Unrealized gains on investments................     --             --           37,919       --
  Depreciation and amortization..................     15,473        15,490        18,767      18,878
  Other..........................................      5,738         4,197         2,320       3,351
                                                    --------      --------     ---------    --------
     Total deferred Federal tax liabilities......    125,823       124,184       170,529     130,892
                                                    --------      --------     ---------    --------
Net deferred Federal tax liabilities.............   $(60,362)     $(53,472)    $(112,709)   $(41,364)
                                                    ========      ========     =========    ========



The valuation allowance is subject to future adjustments based on, among other items, the Company's estimates of future operating earnings and capital gains.



The tax returns through the year 1986 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1987 through 1993 are currently under examination by the IRS.



(7) RELATED-PARTY TRANSACTIONS



The Company received cash capital contributions of $18.4 million and $82.5 million during 1996 and 1994, respectively.



The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 1996 and January 4, 1996, joint venture mortgage loans totaled $111.0 million and $110.2 million, respectively, and during 1996, 1995 and 1994, the Company earned interest income on these joint venture loans of $9.5 million, $19.6 million and $22.0 million, respectively.



All of the Company's personnel are employees of Federal Kemper Life Assurance Company ("FKLA"), an affiliated company. The Company is allocated expenses for the utilization of FKLA employees and facilities, the investment management services of Zurich Kemper Investments, Inc. ("ZKI"), an affiliated company, and the information systems of Kemper Service Company ("KSvC"), a ZKI subsidiary, based on the Company's share of administrative, legal, marketing, investment management, information systems and operation and support services. During 1996, 1995 and 1994, expenses allocated to the Company from ZKI and KSvC amounted to $1.7 million, $4.4 million and $6.5 million, respectively. The Company also paid to ZKI investment

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(7) RELATED-PARTY TRANSACTIONS (CONTINUED)


management fees of $3.6 million, $3.4 million and $6.0 million during 1996, 1995 and 1994, respectively. In addition, expenses allocated to the Company from FKLA during 1996, 1995 and 1994 amounted to $10.5 million, $14.3 million and $11.1 million, respectively.



During 1995 and 1994, the Company sold certain mortgages and real estate-related investments, net of reserves, amounting to approximately $3.5 million and $154.0 million, respectively, to an affiliated non-life realty company, in exchange for cash. No gain or loss was recognized on these sales. During 1996, the Company purchased approximately $24.5 million of real estate-related investments from such affiliated non-life realty subsidiaries for cash. The Company also paid to Kemper real estate subsidiaries $1.8 million in both 1996 and 1995, related to the management of the Company's real estate portfolio.



(8) REINSURANCE



In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of fixed-rate annuities and to individual death claims. The Company generally cedes 100 percent of the related annuity liabilities under the terms of the reinsurance agreements. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.



In 1992 and 1991, the Company entered into 100 percent indemnity reinsurance agreements ceding $515.7 million and $416.3 million, respectively, of its fixed-rate annuity liabilities to FLA. FLA is a mutual insurance company that shares common management and common board members with the Company, FKLA and Kemper. As of December 31, 1996 and January 4, 1996, the reinsurance recoverable related to the fixed-rate annuity liabilities ceded to FLA amounted to $427.0 million and $502.8 million, respectively. During 1995, the Company recorded income of $4.4 million related to a ceding commission experience adjustment from the 1992 reinsurance agreement.



In December 1996, the Company assumed on a yearly renewable term basis approximately $14.4 billion (face amount) of term life insurance from FKLA. As a result of this transaction, the Company recorded premiums and reserves of approximately $7.3 million. The difference between the cash transferred, which represents the statutory reserves of the business assumed, and the reserves recorded under generally accepted accounting principles, of approximately $18.4 million, was deemed to be a capital contribution from Kemper and was recorded as additional paid-in-capital during 1996.



The Company's retention limit on term life insurance is $300 thousand (face amount) on the life of any one individual with the excess amounts ceded to outside reinsurers. The term life insurance business assumed from FKLA during 1996 did not have any individual contracts greater than $300 thousand in face amount. Reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $94 thousand as of December 31, 1996.



(9) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS



FKLA sponsors a welfare plan that provides medical and life insurance benefits to its retired and active employees and the Company is allocated a portion of the costs of providing such benefits. The Company is self insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $10,000 per participant.



The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $1.7 million and $687 thousand at December 31, 1996 and January 4, 1996, respectively.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(9) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (CONTINUED)


The discount rate used in determining the allocated postretirement benefit obligation was 7.75 percent and 7.25 percent for 1996 and 1995, respectively. The assumed health care trend rate used was based on projected experience for 1996 and 1997, 10 percent in 1998, gradually declining to 5.0 percent by the year 2001 and remaining at that level thereafter.



A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 1996 and January 4, 1996 by $56 thousand and $146 thousand, respectively.



During 1995, the Company adopted certain severance-related policies to provide benefits, generally limited in time, to former or inactive employees after employment but before retirement. The effect of adopting these policies was immaterial.



(10) COMMITMENTS AND CONTINGENT LIABILITIES



The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.



Although none of the Company or its joint venture projects have been identified as a "potentially responsible party" under Federal environmental guidelines, inherent in the ownership of or lending to real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.



See the note captioned "Financial Instruments--Off-Balance-Sheet Risk" below for the discussion regarding the Company's loan commitments and standby financing agreements.



The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 1996 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders. The Company is also contingently liable for any future guaranty fund assessments related to insolvencies of unaffiliated insurance companies, for which the life insurance industry has been unable to estimate the cost to cover losses to policyholders. No specific amount can be reasonably estimated for such insolvencies as of December 31, 1996.



(11) FINANCIAL INSTRUMENTS--OFF-BALANCE-SHEET RISK



At December 31, 1996, the Company had future legal loan commitments and stand-by financing agreements totaling $197.4 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be secured by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. The Company presently expects to fund approximately $39.6 million of these arrangements. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(11) FINANCIAL INSTRUMENTS--OFF BALANCE-SHEET (CONTINUED)


estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.



(12) DERIVATIVE FINANCIAL INSTRUMENTS



The Company was party to derivative financial instruments in the normal course of business for other than trading purposes to hedge exposures in foreign currency fluctuations related to certain foreign fixed maturity securities held by the Company. The Company sold its interest in such securities during 1996. The following table summarizes various information regarding these derivative financial instruments as of January 4, 1996:



                                                                                                              WEIGHTED
                                                                                                  WEIGHTED     AVERAGE
(IN THOUSANDS)                                                                                    AVERAGE     REPRICING
                                                              NOTIONAL   CARRYING   ESTIMATED     YEARS TO    FREQUENCY
JANUARY 4, 1996                                                AMOUNT     VALUE     FAIR VALUE   EXPIRATION    (DAYS)
---------------                                               --------   --------   ----------   ----------   ---------
Non-trading foreign exchange forward options................  $43,754      $112        $112         .32          30



The Company's hedges relating to foreign currency exposure were implemented using forward contracts on foreign currencies. These are generally short-duration contracts with U.S. money-center banks. The Company records realized and unrealized gains and losses on such investments in net income on a current basis. The amounts of gain (loss) included in net income during 1996, 1995 and 1994 totaled $227 thousand, $(1.0) million and $6.4 million, respectively.



(13) FAIR VALUE OF FINANCIAL INSTRUMENTS



Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. (See note captioned "Invested Assets and Related Income".) Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.



Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.



The following methods and assumptions were used by the Company in estimating the fair value of its financial instruments:



Fixed maturities and equity securities: Fair values for fixed maturity securities and for equity securities were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, ZKI.



Cash and short-term investments: The carrying amounts reported in the consolidated balance sheet for these instruments approximate fair values.



Mortgage loans and other real estate-related investments: Fair values for mortgage loans and other real estate-related investments were estimated based upon the investments observable market price, net of estimated costs

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(13) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


to sell. The estimates of fair value should be used with care given the inherent difficulty of estimating the fair value of real estate due to the lack of a liquid quotable market.



Other loans and investments: The carrying amounts reported in the consolidated balance sheet for these instruments approximate fair values. The fair values of policy loans were estimated by discounting the expected future cash flows using an interest rate charged on policy loans for similar policies currently being issued.



Life policy benefits: Fair values of the life policy benefits regarding investment contracts (primarily deferred annuities) and universal life contracts were estimated by discounting gross benefit payments, net of contractual premiums, using the average crediting rate currently being offered in the marketplace for similar contracts with maturities consistent with those remaining for the contracts being valued. The Company had projected its future average crediting rate in 1996 to be 4.75 percent, while the assumed average market crediting rate was 5.8 percent in 1996.



The carrying values and estimated fair values of the Company's financial instruments at December 31, 1996 and January 4, 1996 were as follows:



                                                     December 31, 1996              January 4, 1996
                                                  ------------------------      ------------------------
                                                   Carrying        Fair          Carrying        Fair
                                                    Value         Value           Value         Value
(in thousands)                                    ----------    ----------      ----------    ----------
Financial instruments recorded as assets:
  Fixed maturities(1).........................    $3,866,431    $3,866,431      $3,749,323    $3,749,323
  Cash and short-term investments.............        74,472        74,472         398,326       398,326
  Mortgage loans and other real estate-related
     assets...................................       267,713       267,713         288,940       288,940
  Policy loans................................       288,302       288,302         289,390       289,390
  Other invested assets.......................        23,507        23,507          19,215        19,215
Financial instruments recorded as liabilities:
  Life policy benefits........................     4,249,264     4,101,588       4,585,148     4,585,148


---------------

(1) Includes $112 thousand carrying value and fair value for January 4, 1996, of derivative securities used to hedge the foreign currency exposure on certain specific foreign fixed maturity investments.



(14) STOCKHOLDER'S EQUITY--RETAINED EARNINGS



The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. The maximum amount of dividends which can be paid by the Company without prior approval in 1997 is $40.9 million. The Company paid no cash dividends in 1996, 1995 or 1994.



The Company's net income (loss) and stockholder's equity as determined in accordance with statutory accounting principles were as follows:



                                                                  1996          1995          1994
(in thousands)                                                  --------      --------      --------
Net income (loss)...........................................    $ 37,287      $(64,707)     $ 44,491
                                                                ========      ========      ========
Statutory surplus...........................................    $411,837      $383,374      $416,243
                                                                ========      ========      ========

APPENDIX

STATE PREMIUM TAX CHART

                                                                                RATE OF TAX
                                                                    ------------------------------------
                                                                    QUALIFIED              NON-QUALIFIED
                                                                      PLANS                    PLANS
                               STATE                                ---------              -------------
    California..................................................       .50%                      2.35%*
    District of Columbia........................................      2.25%                      2.25%*
    Kansas......................................................        --                       2.00%*
    Kentucky....................................................      2.00%*                     2.00%*
    Maine.......................................................        --                       2.00%
    Nevada......................................................        --                       3.50%*
    South Dakota................................................        --                       1.25%
    West Virginia...............................................      1.00%                      1.00%
    Wyoming.....................................................        --                       1.00%

     * Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS:

        (1) Financial Statements included in Part A of the Registration
            Statement: Condensed Financial Information

        (2) Financial Statements included in Part B of the Registration
            Statement:

           (i)  KILICO Variable Annuity Separate Account

                 Independent Auditors' Report


                 Statements of Assets and Liabilities and Contract Owners'
                  Equity as of December 31, 1996



                 Statements of Operations for the Year Ended December 31, 1996



                 Statements of Changes in Contract Owners' Equity for the Years
                  Ended December 31, 1996 and 1995


                 Notes to Combined Financial Statements

           (ii) Kemper Investors Life Insurance Company

                Independent Auditors' Report


                Kemper Investors Life Insurance Company and Subsidiaries
                 Consolidated Balance Sheet as of December 31, 1996 and January 4, 1996



                Kemper Investors Life Insurance Company and Subsidiaries
                 Consolidated Statement of Operations for the Years Ended December 31, 1996, 1995 and 1994



                Kemper Investors Life Insurance Company and Subsidiaries
                 Consolidated Statement of Stockholder's Equity for the Year Ended December 31, 1996, and for the period from January 1, 1996 to January 4, 1996, and for the Years Ended December 31, 1995 and 1994



                Kemper Investors Life Insurance Company and Subsidiaries
                 Consolidated Statement of Cash Flows for the Years Ended December 31, 1996, 1995 and 1994


                Notes to Consolidated Financial Statements

(B) EXHIBITS:


     (5)1.1        A copy of resolution of the Board of Directors of Kemper
                   Investors Life Insurance Company dated September 13, 1977.
     (5)1.2        A copy of Record of Action of Kemper Investors Life
                   Insurance Company dated April 15, 1983.
        2.         Not Applicable.
     (3)3.1        Distribution Agreement between Investors Brokerage Services,
                   Inc. and KILICO.
     (1)3.2        Addendum to Selling Group Agreement of Kemper Financial
                   Services, Inc.
     (6)3.3        Selling Group Agreement of Investors Brokerage Services,
                   Inc.
     (6)3.4        General Agent Agreement.
        4.         Form of Variable Annuity Contract.
        5.         Form of application.
     (3)6.1 Kemper Investors Life Insurance Company articles of incorporation.
     (6)6.2        Kemper Investors Life Insurance Company bylaws.
        7.         Inapplicable.
     (2)8.1        Fund Participation Agreement among KILICO, Lexington Natural
                   Resources Trust and Lexington Management Corporation.

     (2)8.2        Fund Participation Agreement among KILICO, Lexington
                   Emerging Markets Fund and Lexington Management Corporation.
     (2)8.3        Fund Participation Agreement among KILICO, Janus Aspen
                   Series and Janus Capital Corporation.
        8.3 (a)    Service Agreement between KILICO and Janus Capital
                   Corporation.
     (4)8.4        Fund Participation Agreement among KILICO, Fidelity Variable
                   Insurance Products Fund and Fidelity Distributors
                   Corporation.
     (4)8.5        Fund Participation Agreement among KILICO, Fidelity Variable
                   Insurance Products Fund II and Fidelity Distributors
                   Corporation.
        9.         Opinion and Consent of Counsel.
       10.         Consent of KPMG Peat Marwick LLP.
       11.         Inapplicable.
       12.         Inapplicable.
       13.         Schedules for Computation of Performance Information.
    (4)13.1        Schedule for Computation of Performance Information for
                   Small Cap Growth Subaccount.
    (4)13.2        Schedules for Computation of Performance Information for
                   Janus Growth, Janus Aggressive Growth, Janus Worldwide
                   Growth, Janus Balanced, Janus Short-Term Bond, Lexington
                   Natural Resources, Lexington Emerging Markets Subaccounts;
                   Kemper Investor Fund Investment Grade Bond, Value, Small Cap
                   Value, Value+Growth, Horizon 20+, Horizon 10+, Horizon 5,
                   Fidelity Equity -- Income, Growth, Asset Manager, Index 500, and Contrafund Subaccounts.
       14.         Organizational Chart.
    (6)17.         Schedule V--Valuation and Qualifying Accounts.


---------------


(1) Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 filed on or about April 27, 1995.



(2) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 filed on or about September 14, 1995.



(3) Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.



(4) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 filed on or about April 26, 1996.



(5) Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about February 26, 1997.



(6) Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.


ITEM 25. DIRECTORS AND OFFICERS OF KEMPER INVESTORS LIFE INSURANCE COMPANY

          The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.


            NAME                                                     OFFICE WITH KILICO
            ----                                                     ------------------
    John B. Scott................................  President, Chief Executive Officer and Director
    Frederick L. Blackmon........................  Senior Vice President and Chief Financial Officer
    James E. Hohmann.............................  Senior Vice President and Chief Actuary
    William H. Bolinder..........................  Chairman of the Board and Director
    Daniel L. Doctoroff..........................  Director
    Steven M. Gluckstern.........................  Vice Chairman and Director
    Paul H. Warren...............................  Director
    Loren J. Alter...............................  Director
    Michael P. Stramaglia........................  Director
    Eliane C. Frye...............................  Executive Vice President
    Debra P. Rezabek.............................  Senior Vice President, General Counsel, and Corporate
                                                   Secretary

     NAME                                          OFFICE WITH KILICO
     ----                                          ------------------
James C. Harkensee...........................  Senior Vice President
Edward K. Loughridge.........................  Senior Vice President and Corporate Development Officer
George Vlaisavljevich........................  Senior Vice President
Robert A. Daniel.............................  Controller and Treasurer
Gary W. Fridley..............................  Chief Investment Officer
Stuart K. Holcomb............................  Chief Marketing Officer
David B. Little..............................  Chief Information Technology Officer
Lynn E. Patterson............................  Chief Underwriter and Service Officer
Barbara S. Sacks.............................  Chief Service Officer


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

          See Exhibit 14 for organizational charts of persons controlled or under common control with Kemper Investors Life Insurance Company.

          Investors Brokerage Services, Inc. and Investors Brokerage Services Insurance Agency, Inc. are wholly owned subsidiaries of KILICO.

ITEM 27. NUMBER OF CONTRACT OWNERS


          At March 1, 1997, the Registrant had approximately 135,532 qualified and non-qualified Advantage III Contract Owners.


ITEM 28. INDEMNIFICATION

          To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

ITEM 29.(A) PRINCIPAL UNDERWRITER


          Investors Brokerage Services, Inc., a wholly owned subsidiary of Kemper Investors Life Insurance Company, acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.


ITEM 29.(B) INFORMATION REGARDING PRINCIPAL UNDERWRITER, INVESTORS BROKERAGE SERVICES, INC.

          The address of each officer is 1 Kemper Drive, Long Grove, IL 60049.


                                                                        POSITION AND OFFICES
                            NAME                                          WITH UNDERWRITER
                            ----                                        --------------------
    John B. Scott.......................................  Chairman and Director
    Otis R. Heldman.....................................  President and Director
    Debra P. Rezabek....................................  Secretary
    Jerome J. Cwiok.....................................  Director
    Eliane C. Frye......................................  Director
    Michael A. Kelly....................................  Vice President
    Robert A. Daniel....................................  Vice President/Treasurer
    Frank J. Julian.....................................  Assistant Secretary
    George Vlaisavljevich...............................  Director


ITEM 29.(C)

        Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


          Accounts, books and other documents required to be maintained by
     Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1 Kemper Drive, Long Grove, Illinois 60049 and at 222 South Riverside Plaza, Chicago, Illinois 60606-5808.


ITEM 31. MANAGEMENT SERVICES

        Inapplicable.


ITEM 32. UNDERTAKINGS AND REPRESENTATIONS



          Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940



          Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Grove and State of Illinois on the 24th day of April, 1997.


                                          KILICO VARIABLE ANNUITY SEPARATE
                                          ACCOUNT
                                          (Registrant)
                                          By: Kemper Investors Life Insurance
                                          Company


                                                  BY: /s/ JOHN B. SCOTT*

                                          --------------------------------------
                                                       John B. Scott,
                                                Chief Executive Officer and
                                                        President

                                          KEMPER INVESTORS LIFE INSURANCE
                                          COMPANY
                                          (Depositor)


                                                  BY: /s/ JOHN B. SCOTT*

                                          --------------------------------------
                                                       John B. Scott,
                                                Chief Executive Officer and
                                                        President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 24th day of April, 1997.



                      SIGNATURE                                                  TITLE
                      ---------                                                  -----

                 /s/ JOHN B. SCOTT*                         Chief Executive Officer, President and Director
-----------------------------------------------------       (Principal Executive Officer)
                    John B. Scott

                 /s/ W. H. BOLINDER*                        Chairman of the Board and Director
-----------------------------------------------------
                 William H. Bolinder

             /s/ FREDERICK L. BLACKMON*                     Senior Vice President and Chief Financial
-----------------------------------------------------       Officer
                Frederick L. Blackmon                       (Principal Financial Officer and
                                                            Principal Accounting Officer)

                 /s/ LOREN J. ALTER*                        Director
-----------------------------------------------------
                   Loren J. Alter

              /s/ DANIEL L. DOCTOROFF*                      Director
-----------------------------------------------------
                 Daniel L. Doctoroff

              /s/ STEVEN M. GLUCKSTERN*                     Director
-----------------------------------------------------
                Steven M. Gluckstern

             /s/ MICHAEL P. STRAMAGLIA*                     Director
-----------------------------------------------------
                Michael P. Stramaglia

                 /s/ PAUL H. WARREN*                        Director
-----------------------------------------------------
                   Paul H. Warren



      *BY: /s/ FRANK J. JULIAN


-------------------------------------


           Frank J. Julian


         Attorney-in-Fact**


           April 24, 1997



** Pursuant to Power of Attorney forms filed as Exhibit 24 to Amendment No. 2 to the Registration Statement of Kemper Investors Life Insurance Company on Form S-1 filed on April 23, 1997 (File No. 333-02491), which is hereby incorporated herein by reference.

                                 EXHIBIT INDEX



 4      Form of Variable Annuity Contract.
 5      Form of Application.
 8.3(a) Service Agreement between KILICO and Janus Capital
        Corporation.
 9      Opinion and Consent of Counsel.
10      Consent of KPMG Peat Marwick LLP.
13      Schedules for Computation of Performance Information.
14      Organizational Chart.